                            As filed with the Securities and Exchange Commission

                                                        on August 28, 1998
                                                      Registration Nos. 33-30913
                                                                        811-5899

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                   Pre-Effective Amendment No. ----   [   ]

                     Post-Effective Amendment No. 26 [ X ]

                         REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940[ X ]

                            Amendment No. 28 [ X ]

                       (Check appropriate box or boxes)

                            The Munder Funds Trust
              (Exact Name of Registrant as Specified in Charter)

                480 Pierce Street, Birmingham, Michigan  48009
             (Address of Principal Executive Offices)  (Zip code)

                Registrant's Telephone Number:  (248) 647-9200

                               Cynthia Surprise
                     Vice President and Associate Counsel
                      State Street Bank and Trust Company
                           1776 Heritage Drive, AFB
                            North Quincy, MA 02171
                    (Name and Address of Agent for Service)
                                  Copies to:

    Lisa Anne Rosen, Esq.                                   Paul R. Roye, Esq.
 Munder Capital Management                               Dechert Price & Rhoads
     480 Pierce Street                                    1775 Eye Street, NW
 Birmingham, Michigan 48009                               Washington, DC 20006


[X] It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                    (Equity Funds Class A, B and C Shares)

Part A
---------
      Item                                       Heading
      ----                                       -------
1.    Cover Page                                 Cover Page

2.    Synopsis                                   Fund Highlights; Financial Information

3.    Condensed Financial Information            Not applicable

4.    General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                 Management of Fund

5.    Management of the Fund                     Structure and Management of Fund;
                                                 Dividends, Distributions and Taxes;
                                                 Performance

6.    Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                 and Exchanges of Shares; Redemption of
                                                 Shares; Dividends, Distributions and Taxes

7.    Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.    Redemption or Repurchase                   Redemptions of Shares

9.    Pending Legal Proceedings                  Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                               (Class K Shares)

Part A
---------
       Item                                       Heading
       ----                                       -------
1.     Cover Page                                 Cover Page

2.     Synopsis                                   Fund Highlights; Financial Information

3.     Condensed Financial Information            Not Applicable

4.     General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                  Management of Fund

5.     Management of the Fund                     Structure and Management of Fund;
                                                  Dividends, Distributions and Taxes;
                                                  Performance

6.     Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                  and Exchanges of Shares; Redemption of
                                                  Shares; Dividends, Distributions and Taxes

7.     Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.     Redemption or Repurchase                   Redemptions of Shares

9.     Pending Legal Proceedings                  Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                                (Class Y Shares)

Part A
---------
       Item                                       Heading
       ----                                       -------
1.     Cover Page                                 Cover Page

2.     Synopsis                                   Fund Highlights; Financial Information

3.     Condensed Financial Information            Not Applicable

4.     General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                  Management of Fund

5.     Management of the Fund                     Structure and Management of Fund;
                                                  Dividends, Distributions and Taxes;
                                                  Performance

6.     Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                  and Exchanges of Shares; Redemption of
                                                  Shares; Dividends, Distributions and Taxes

7.     Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.     Redemption or Repurchase                   Redemptions of Shares

9.     Pending Legal Proceedings                  Not Applicable

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                    (Income Funds Class A, B and C Shares)

Part A
---------
      Item                                       Heading
      ----                                       -------
1.    Cover Page                                 Cover Page

2.    Synopsis                                   Fund Highlights; Financial Information

3.    Condensed Financial Information            Not Applicable

4.    General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                 Management of Fund

5.    Management of the Fund                     Structure and Management of Fund;
                                                 Dividends, Distributions and Taxes;
                                                 Performance

6.    Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                 and Exchanges of Shares; Redemption of
                                                 Shares; Dividends, Distributions and Taxes

7.    Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.    Redemption or Repurchase                   Redemptions of Shares

9.    Pending Legal Proceedings                  Not Applicable

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                 (Money Market Funds Class A, B and C Shares)

Part A
---------
      Item                                       Heading
      ----                                       -------
1.    Cover Page                                 Cover Page

2.    Synopsis                                   Fund Highlights; Financial Information

3.    Condensed Financial Information            Not Applicable

4.    General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                 Management of Fund

5.    Management of the Fund                     Structure and Management of Fund;
                                                 Dividends, Distributions and Taxes;
                                                 Performance

6.    Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                 and Exchanges of Shares; Redemption of
                                                 Shares; Dividends, Distributions and Taxes

7.    Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.    Redemption or Repurchase                   Redemptions of Shares

9.    Pending Legal Proceedings                  Not Applicable

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
              (The Munder Index 500 Fund Class A, B and C Shares)

Part A
---------
        Item                                       Heading
        ----                                       -------
1.     Cover Page                                 Cover Page

2.     Synopsis                                   Fund Highlights; Financial Information

3.     Condensed Financial Information            Not Applicable

4.     General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                  Management of Fund

5.     Management of the Fund                     Structure and Management of Fund;
                                                  Dividends, Distributions and Taxes;
                                                  Performance

6.     Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                  and Exchanges of Shares; Redemption of
                                                  Shares; Dividends, Distributions and Taxes

7.     Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.     Redemption or Repurchase                   Redemptions of Shares

9.     Pending Legal Proceedings                  Not Applicable

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                  (The Munder Index 500 Fund Class Y Shares)

Part A
---------
       Item                                       Heading
       ----                                       -------
1.     Cover Page                                 Cover Page

2.     Synopsis                                   Fund Highlights; Financial Information

3.     Condensed Financial Information            Not Applicable

4.     General Description of Registrant          Cover Page; Fund Highlights; Structure and
                                                  Management of Fund

5.     Management of the Fund                     Structure and Management of Fund;
                                                  Dividends, Distributions and Taxes;
                                                  Performance

6.     Capital Stock and Other Securities         Structure and Management of Fund; Purchases
                                                  and Exchanges of Shares; Redemption of
                                                  Shares; Dividends, Distributions and Taxes

7.     Purchase of Securities Being Offered       Purchases and Exchanges of Shares

8.     Redemption or Repurchase                   Redemptions of Shares

9.     Pending Legal Proceedings                  Not Applicable

                            THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Statement of Additional Information
                                (Munder Funds)

Part B
--------
10.    Cover Page                               Cover Page

11.    Table of Contents                        Table of Contents

12.    General Information and History          See Prospectus --"Structure and Management of
                                                the Fund;" General; Directors and Officers

13.    Investment Objectives and Policies       Fund Investments; Investment Limitations;
                                                Portfolio Transactions

14.    Management of the Fund                   See Prospectus --"Structure and Management of
                                                the Fund;" Directors and Officers;
                                                Miscellaneous

15.    Control Persons and Principal            See Prospectus --Holders of Securities
                                                "Structure and Management of the Fund;"
                                                Miscellaneous

16.    Investment Advisory Services and Other   Investment Advisory Services and Other
                                                Service Arrangements; See Prospectus
                                                --"Structure and Management of the Fund"

17.    Brokerage Allocation and Other           Portfolio Transactions

18.    Capital Stock and Other Securities       See Prospectus --"Structure and Management of
                                                the Fund;" Additional Information Concerning
                                                Shares

19.    Purchase, Redemption and Pricing of      Additional Purchase and Redemption
       Securities Being Offered                 Information; Net Asset Value; Additional
                                                Information Concerning Shares

20.    Tax Status                               Taxes

21.    Underwriters                             Investment Advisory and Other Service
                                                Arrangements

22.    Calculation of Performance Data          Performance Information

23.    Financial Statements                     Not applicable


                            THE MUNDER FUNDS TRUST

     The purposes of this Post-Effective Amendment filing are (i) to combine prospectuses with respect to certain series of the Registrant and (ii) to incorporate supplements to the Prospectuses and Statement of Additional Information.

                                                           CLASS A, B & C SHARES


[Munder
Logo]

                                                                      Prospectus

                                                                October 27, 1998


                                                         THE MUNDER EQUITY FUNDS
                                                             Accelerating Growth
                                                                        Balanced
                                                                 Growth & Income
                                                            Growth Opportunities
                                                            International Equity
                                                                Micro-Cap Equity
                                                             Multi-Season Growth
                                                                          NetNet
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value

                                                    THE MUNDER FRAMLINGTON FUNDS
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth



                                                  Prospectus begins on next page

PROSPECTUS

Class A, Class B and Class C Shares

     The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):


                       Munder Accelerating Growth Fund*
                             Munder Balanced Fund
                          Munder Growth & Income Fund
                       Munder Growth Opportunities Fund
                       Munder International Equity Fund
                         Munder Micro-Cap Equity Fund
                        Munder Multi-Season Growth Fund
                              Munder NetNet Fund
                   Munder Real Estate Equity Investment Fund
                          Munder Small-Cap Value Fund
                       Munder Small Company Growth Fund
                               Munder Value Fund
                   Munder Framlington Emerging Markets Fund
               Munder Framlington Global Financial Services Fund
                      Munder Framlington Healthcare Fund
                 Munder Framlington International Growth Fund

          *  The Accelerating Growth Fund is closed to new investors.

     Munder Capital Management (the "Advisor") serves as the investment adviser of the Funds.

     This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPLE AMOUNT INVESTED.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED
 BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
    NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
Fund Highlights
     What are the key facts regarding the Funds?..................      3

Financial Information.............................................      5

Fund Choices
     What Funds are offered?......................................     34
     Who may want to invest in the Funds?.........................     41
     What are the Funds' investments and investment practices?....     41
     What are the risks of investing in the Funds?................     48

Performance
     How is the Funds' performance calculated?....................     49
     Where can I obtain performance data?.........................     50

Purchases and Exchanges of Shares
     What share class should I choose for my investment?..........     50
     What price do I pay for shares?..............................     51
     When can I purchase shares?..................................     53
     What is the minimum required investment?.....................     53
     How can I purchase shares?...................................     54
     How can I exchange shares?...................................     55

Redemptions of Shares
     What price do I receive for redeemed shares?.................     55
     When can I redeem shares?....................................     56
     How can I redeem shares?.....................................     57
     When will I receive redemption amounts?......................     58

Structure and Management of the Funds
     How are the Funds structured?................................     58
     Who manages and services the Funds?..........................     58
     What are my rights as a shareholder?.........................     61

Dividends, Distributions and Taxes
     When will I receive distributions from the Funds?............     61
     How will distributions be made?..............................     62
     Are there tax implications of my investments in the Funds?...     62

Additional Information............................................     63

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A:
    The Accelerating Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

    The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.

Q:  What are the Funds' strategies?

A: The Funds, other than the Balanced Fund, invest primarily in Equity Securities. The Balanced Fund allocates its assets primarily among three types of assets--Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

Q:  What are the Funds' risks?

A:  The following table summarizes the primary risks of investing in the Funds:

 ...................................................................................................................
                   FUND                                                       RISK
-------------------------------------------      ------------------------------------------------------------------
All Funds                                        Potential loss of investment due to changes in the stock market in general, changes in the stock prices of particular companies and perceptions about particular industries.
-------------------------------------------------------------------------------------------------------------------
International Equity Fund,                       Because of large investments in foreign securities, the Funds are
Framlington International Growth Fund,           riskier than domestic funds due to factors such as freezes on
Framlington Emerging Markets Fund and            convertibility of currency, changes in exchange rates, political
Framlington Global Financial Services Fund       instability and differences in accounting and reporting standards.
-------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund,                           Because of large investments in mid-capitalization,
Small-Cap Value Fund,                            small-capitalization and/or emerging growth companies, the Funds
Small Company Growth Fund,                       are riskier than large-capitalization funds since such companies
Growth Opportunities Fund and                    typically have greater earnings fluctuations and greater reliance
NetNet Fund                                      on a few key customers than larger companies.
-------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund,              These Funds concentrate their investments in single industries
Framlington Healthcare Fund,                     and could experience larger price fluctuations than funds
Framlington Global Financial Fund and            invested in a broader range of industries.
NetNet Fund
-------------------------------------------------------------------------------------------------------------------

Q:  What are the options for investment in the Funds?

A: Each Fund, other than the NetNet Fund, offers five different investment options, or classes: Class A, B, C, K and Y. The NetNet Fund offers four different investment options, or classes: Class A, B, C and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                      Maximum Front          MAXIMUM
     CLASS      RULE 12B-1 FEES*     End Sales Load**         CDSC***
     -----      -----------------    -----------------     -------------
    Class A         0.25%                   5.5%                None+
    Class B          1%                     None                  5%
    Class C          1%                     None            1%, if redeemed within
                                                              1 year of purchase

_____________________________________
* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

(i) If you invest over $250,000, you must buy Class A or Class C Shares.

Q:  How do I buy and sell shares of the Funds?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $250 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

    Shares may be redeemed (sold back to the Fund) by mail or by telephone.

    You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:  What shareholder privileges do the Funds offer?

A:  CLASS A SHARES                  Class B Shares              Class C Shares
    --------------                  --------------              ----------------------------------
    Automatic Investment Plan       Automatic Investment Plan   Automatic Investment Plan
    Automatic Withdrawal Plan       Automatic Withdrawal Plan   Automatic Withdrawal Plan
    Retirement Plans                Retirement Plans            Retirement Plans
    Telephone Exchanges             Telephone Exchanges         Telephone Exchanges
    Rights of Accumulation          Reinvestment Privilege      Reinvestment Privilege
    Letter of Intent
    Quantity Discounts
    Reinvestment Privilege

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments. Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund and Value Fund.

    Dividends paid at least quarterly (if income is available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund and Small Company Growth Fund.

    Dividends paid monthly: Real Estate Equity Investment Fund.

    The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q:  Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Emerging Markets, Healthcare and International Growth Funds. The Advisor is responsible for purchases and sales of domestic securities and the Sub-Advisor is responsible for sales of foreign securities for the Framlington Global Financial Services Fund.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES (1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                                                           Class A       CLASS B      CLASS C
                                                                           Shares        Shares        Shares
                                                                         -----------   -----------   ----------
Maximum Sales Charge on Purchase (as a % of Offering Price)...........       5.5%(2)       None          None
Sales Charge Imposed on Reinvested Dividends..........................       None          None          None
Maximum Deferred Sales Charge.........................................       None(3)       5%(4)         None(5)
Redemption  Fees(6)...................................................       None          None          None
Exchange  Fees........................................................       None          None          None

____________________________________
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The sales charge declines as the amount invested increases.
(3) A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(4) The CDSC payable upon redemption of Class B Shares declines over time.
(5) A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
(6) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The expenses shown below are based on expenses for the Funds' past fiscal year, except (i) the expenses for the Real Estate Equity Investment Fund and Value Fund have been restated to reflect the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus, (ii) the expenses for the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year, (iii) the expenses for the NetNet Fund have been restated to reflect the discontinuation of the voluntary 12b-1 fee waiver for Class A Shares and (iv) the expenses for the Micro-Cap Equity Fund, Small-Cap Value Fund, Growth Opportunities Fund and the Framlington Funds are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Micro-Cap Equity Fund, Framlington Healthcare Fund, Framlington Global Financial Services Fund and Growth Opportunities Fund. The Advisor may discontinue such voluntary waivers or expense reimbursements at any time in its sole discretion. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge. [Update]

ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)                                       ACCELERATING GROWTH FUND                 BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                                                   SHARES     SHARES     SHARES        SHARES     SHARES     SHARES
                                                                  --------   --------   --------      --------   --------   --------
Advisory Fees..............................................         .75%       .75%       .75%          .65%       .65%       .65%
12b-1 Fees.................................................         .25%      1.00%      1.00%          .25%      1.00%      1.00%
Other Expenses.............................................         .20%       .20%       .20%          .32%       .32%       .32%
                                                                    ----       ----       ----          ----       ----       ----
Total Fund Operating  Expenses.............................         1.20%      1.95%      1.95%         1.22%      1.97%      1.97%
                                                                    ====       ====       ====          ====       ====       ====

                                GROWTH & INCOME FUND          GROWTH OPPORTUNITIES FUND         INTERNATIONAL EQUITY FUND
ANNUAL FUND OPERATING       -----------------------------   -----------------------------    ------------------------------
EXPENSES(AS A % OF AVERAGE  CLASS A    CLASS B    CLASS C   CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
 NET ASSETS)                SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
--------------------------  -------   --------   --------   --------   --------   --------   --------   --------   --------
Advisory  Fees...........     .75%       .75%       .75%       .75%       .75%       .75%       .75%       .75%       .75%
12b-1 Fees...............     .25%      1.00%      1.00%       .25%      1.00%      1.00%       .25%      1.00%      1.00%
Other Expenses+..........     .20%       .20%       .20%       .40%++     .40%++     .40%++     .26%       .26%       .26%
                              ----       ----       ----       -------    -------    -------    ----       ----       ----
Total Fund Operating
 Expenses+...............     1.20%      1.95%      1.95%      1.40%++    2.15%++    2.15%++   1.26%       2.01%      2.01%
                              ====       ====       ====       =======    =======    =======   =====       ====       ====



                                MICRO-CAP EQUITY FUND         MULTI-SEASON GROWTH FUND               NETNET FUND
ANNUAL FUND OPERATING       -----------------------------   -----------------------------    -----------------------------
EXPENSES(AS A % OF AVERAGE  CLASS A    CLASS B    CLASS C   CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
 NET ASSETS)                SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
--------------------------  -------   --------   --------   --------   --------   --------   --------   --------   --------
Advisory Fees..........       1.00%      1.00%      1.00%      .75%*       .75%*      .75%*     1.00%      1.00%      1.00%
12b-1 Fees.............         .25%     1.00%      1.00%      .25%       1.00%      1.00%       .25%      1.00%      1.00%
Other Expenses+.......          .25%++    .25%++     .25%++    .25%        .25%       .25%       .28%++     .28%++     .28%++
                              -------    -------    -------    -----     ------     ------       -------    -------   -------
Total Fund Operating
Expenses+...............      1.50%++    2.25%++    2.25%++   1.25%*     2.00%*     2.00%*       1.53%++    2.28%++    2.28%++
                              =======    =======    =======   ======     ======     ======       =======    =======    =======

                                REAL ESTATE EQUITY
                                  INVESTMENT FUND               SMALL-CAP VALUE FUND            SMALL COMPANY GROWTH FUND
ANNUAL FUND OPERATING       -----------------------------   -----------------------------    -----------------------------
EXPENSES(AS A % OF AVERAGE  CLASS A    CLASS B    CLASS C   CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
 NET ASSETS)                SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
--------------------------  -------   --------   --------   --------   --------   --------   --------   --------   --------
Advisory Fees...........      .74%       .74%       .74%       .75%       .75%       .75%       .75%       .75%       .75%
12b-1  Fees.............      .25%      1.00%      1.00%       .25%      1.00%      1.00%       .25%      1.00%      1.00%
Other Expenses+.........      .36%       .36%       .36%       .38%       .38%       .38%       .22%       .22%       .22%
                              ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Fund Operating
 Expenses+..............     1.35%      2.10%      2.10%       1.38%      2.13%      2.13%      1.22%      1.97%      1.97%
                             ====       ====       ====        ====       ====       ====       ====       ====       ====

ANNUAL FUND                                                            FRAMLINGTON EMERGING         FRAMLINGTON GLOBAL FINANCIAL
OPERATING                                  VALUE FUND                      MARKETS FUND                     SERVICES FUND
                                   ----------------------------    -----------------------------    ------------------------------
EXPENSES (AS A % OF                 CLASS A   CLASS B  CLASS C      CLASS A   CLASS B   CLASS C      CLASS A    CLASS B   CLASS C
AVERAGE NET ASSETS)                 SHARES    SHARES   SHARES       SHARES    SHARES    SHARES       SHARES     SHARES    SHARES
---------------------               -------   -------  -------      -------   -------   -------      -------    -------   -------
Advisory Fees.........                 .74%      .74%     .74%        1.25%     1.25%     1.25%         .75%       .75%      .75%
12b-1 Fees............                 .25%     1.00%    1.00%         .25%     1.00%     1.00%         .25%      1.00%     1.00%
Other Expenses+.......                 .28%      .28%     .28%         .29%      .29%      .29%         .50%++     .50%++    .50%++
                                      -----     -----    -----        -----     -----     -----        -----      -----     -----
Total Fund Operating
Expenses+.............                1.27%     2.02%    2.02%        1.79%     2.54%     2.54%        1.50%++    2.25%++   2.25%++
                                      =====     =====    =====        =====     =====     =====        =====      =====     =====

ANNUAL FUND                                                                            FRAMLINGTON INTERNATIONAL
OPERATING EXPENSES                              FRAMLINGTON HEALTHCARE FUND                   GROWTH FUND
                                             -----------------------------------    ---------------------------------
(AS A PERCENTAGE OF AVERAGE                    CLASS A    CLASS B      CLASS C       CLASS A    CLASS B     CLASS C
NET ASSETS)                                    SHARES     SHARES       SHARES        SHARES     SHARES      SHARES
------------------------                       -------    -------      -------       -------    -------     -------
Advisory Fees.........                           1.00%      1.00%        1.00%         1.00%      1.00%       1.00%
12b-1 Fees............                            .25%      1.00%        1.00%          .25%      1.00%       1.00%
Other Expenses+.......                            .30%++     .30%++       .30%++        .30%       .30%        .30%
                                                 -----      -----        -----         -----      -----       -----
Total Fund Operating
Expenses+.............                           1.55%++    2.30%++      2.30%++        1.55%      2.30%       2.30%
                                                 =====      =====        =====          =====      =====       =====

-------------------------------------

*The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waivers, the ratio of advisory fees to average net assets would be 1.00% and total fund operating expenses would be 1.50%--Class A Shares; 2.25%--Class B Shares; and 2.25%--Class C Shares.

+After expense reimbursements, if any.

++The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be: Micro-Cap Equity Fund: 1.60%--Class A, 2.35%--Class B, 2.35%--Class C, Growth Opportunities Fund: 1.53%--Class A, 2.28%--Class B, 2.28%--Class C, NetNet Fund: 2.34%--Class A, 3.09%--Class B, [_____ -- Class C,] Framlington Global Financial Services Fund: 1.67%--Class A, 2.42%--Class B, 2.42%--Class C and Framlington Healthcare Fund: 1.76%--Class A, 2.51%--Class B and 2.51%--Class C.

                                    EXAMPLE

This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                      ACCELERATING GROWTH FUND                            BALANCED FUND
                                     --------------------------------------------------------------------------
                                     CLASS A   CLASS B   CLASS C                   CLASS A    CLASS B   CLASS C
                                     SHARES    SHARES    SHARES                    SHARES     SHARES    SHARES
                                     -------   -------   -------                   -------    -------   -------
1 Year
   Redemption..................         $ 67      $ 70   $ 30                      $ 67       $ 70      $ 30
   No Redemption..................      $ 67      $ 20   $ 20                      $ 67       $ 20      $ 20
3 Years
   Redemption..................         $ 91      $ 91   $ 61                      $ 92       $ 92      $ 62
   No Redemption..................      $ 91      $ 61   $ 61                      $ 92       $ 62      $ 62
5 Years
   Redemption..................         $117      $125   $105                      $118       $126      $106
   No Redemption..................      $117      $105   $105                      $118       $126      $106
10 Years
   Redemption..................         $193      $227   $227                      $195       $230      $230
   No Redemption..................      $193      $227   $227                      $195       $230      $230


                                 GROWTH & INCOME FUND             GROWTH OPPORTUNITIES FUND          INTERNATIONAL EQUITY FUND
                            --------------------------------------------------------------------------------------------------------
                            Class A   CLASS B      CLASS C       CLASS A   CLASS B    CLASS C       CLASS A   CLASS B   CLASS C
                            SHARES    SHARES       SHARES         SHARES    SHARES     SHARES       SHARES    SHARES    SHARES
                            -------   -------      -------       -------   -------    -------       -------   -------   -------
1 Year
   Redemption............      $ 67      $ 70         $ 30           $69      $ 73        $32          $ 67      $ 70      $ 30
   No Redemption...            $ 67      $ 20         $ 20           $69      $ 73        $22          $ 67      $ 20      $ 20
3 Years
   Redemption......            $ 91      $ 91         $ 61           $98      $122        $68          $ 93      $ 93      $ 63
   No Redemption....           $ 91      $ 61         $ 61           $98      $122        $68          $ 93      $ 63      $ 63
5 YEARS
   Redemption......            $117      $125         $105                                             $120      $128      $108
   No Redemption....           $117      $105         $105                                             $120      $108      $108
10 YEARS
   Redemption......            $193      $227         $227                                             $199      $234      $234
   No Redemption....           $193      $227         $227                                             $199      $234      $234


                               MICRO-CAP EQUITY FUND           MULTI-SEASON GROWTH FUND               NETNET FUND
                            --------------------------------------------------------------------------------------------------------

                            Class A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C     CLASS A   CLASS B   CLASS C
                            SHARES    SHARES     SHARES      SHARES    SHARES     SHARES      SHARES    SHARES    SHARES
                            -------   -------    -------     -------   -------    -------     -------   -------   -------
1 Year
   Redemption............      $ 69      $ 73       $ 33        $ 67      $ 70       $ 30        $ 70      $ 75
   No Redemption...            $ 69      $ 23       $ 23        $ 67      $ 20       $ 20        $ 70      $ 23
3 Years
   Redemption......            $100      $100       $ 70        $ 93      $ 93       $ 63        $101      $104
   No Redemption....           $100      $ 70       $ 70        $ 93      $ 63       $ 63        $101      $ 72
5 YEARS
   Redemption......            $132      $140       $120        $120      $128       $108
   No Redemption....           $132      $120       $120        $120      $108       $108
10 YEARS
   Redemption......            $225      $250       $258        $198      $233       $233
   No Redemption....           $225      $258       $258        $198      $233       $233


                                 REAL ESTATE EQUITY
                                  INVESTMENT FUND                     SMALL-CAP VALUE FUND               SMALL COMPANY GROWTH FUND
                            --------------------------------------------------------------------------------------------------------
                            Class A   CLASS B    CLASS C          CLASS A   CLASS B    CLASS C          CLASS A   CLASS B   CLASS C
                            SHARES    SHARES     SHARES           SHARES    SHARES     SHARES           SHARES    SHARES    SHARES
                            -------   -------    -------          -------   -------    -------          -------   -------   -------
1 Year
   Redemption............      $ 68      $ 71       $ 31             $ 68      $ 72       $ 32             $ 67      $ 70      $ 30
   No Redemption...            $ 68      $ 21       $ 21             $ 68      $ 22       $ 22             $ 67      $ 20      $ 20
3 Years
   Redemption......            $ 95      $ 96       $ 66             $ 96      $ 97       $ 67             $ 92      $ 92      $ 62
   No Redemption....           $ 95      $ 66       $ 66             $ 96      $ 67       $ 67             $ 92      $ 62      $ 62
5 YEARS
   Redemption......            $125      $133       $113             $127      $134       $114             $118      $126      $106
   No Redemption....           $125      $113       $113             $127      $114       $114             $118      $106      $106
10 YEARS
   Redemption......            $209      $243       $243             $212      $246       $246             $195      $230      $230
   No Redemption....           $209      $243       $243             $212      $246       $246             $195      $230      $230


                                     VALUE FUND              FRAMLINGTON EMERGING MARKETS      FRAMLINGTON GLOBAL FINANCIAL SERVICES
                                                                         FUND                                  FUND
                            --------------------------------------------------------------------------------------------------------
                            Class A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C       CLASS A      CLASS B     CLASS C
                            SHARES    SHARES     SHARES      SHARES    SHARES     SHARES        SHARES       SHARES      SHARES
                            -------   -------    -------     -------   -------    -------       -------      -------     -------
1 Year
   Redemption............      $ 67      $ 71       $ 31        $ 72      $ 76       $ 36          $ 70         $ 74         $33
   No Redemption...            $ 67      $ 21       $ 21        $ 72      $ 26       $ 26          $ 70         $ 23         $23
3 Years
   Redemption......            $ 93      $ 93       $ 63        $108      $109       $ 79          $101         $104         $71
   No Redemption....           $ 93      $ 63       $ 63        $108      $ 79       $ 79          $101         $ 71         $71
5 YEARS
   Redemption......            $121      $129       $109        $147      $155       $135
   No Redemption....           $121      $109       $109        $147      $135       $135
10 YEARS
   Redemption......            $200      $235       $235        $254      $288       $288
   No Redemption....           $200      $235       $235        $254      $288       $288

                                        FRAMLINGTON HEALTHCARE FUND      FRAMLINGTON INTERNATIONAL GROWTH FUND
                                  --------------------------------------------------------------------------------
                                     Class A   CLASS B     CLASS C      CLASS A    CLASS B     CLASS C
                                     SHARES    SHARES      SHARES       SHARES     SHARES      SHARES
                                     -------   -------     -------      --------   --------   --------
1 Year
   Redemption..................         $ 70      $ 73      $ 33          $ 70       $ 73        $ 33
   No Redemption..................      $ 70      $ 23      $ 23          $ 70       $ 23        $ 23
3 Years
   Redemption..................         $101      $102      $ 72          $101       $102        $ 72
   No Redemption..................      $101      $ 72      $ 72          $101       $ 72        $ 72
5 Years
   Redemption..................         $135      $143      $123          $135       $143        $123
   No Redemption..................      $135      $123      $123          $135       $123        $123
10 Years
   Redemption..................         $230      $264      $264          $230       $264        $264
   No Redemption..................      $230      $264      $264          $230       $264        $264

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that Multi-Season Growth Fund's financial statements for periods ended prior to June 30, 1995 were audited by another independent auditor. Class B Shares of the Company's Funds were not offered prior to March 1, 1994. The Growth Opportunities Fund Class A, Class B and Class C Shares, the Framlington Global Financial Services Fund Class A, Class B and Class C Shares and the NetNet Fund Class C Shares had not yet commenced operations on June 30, 1998. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                    ACCELERATING GROWTH(a)
                                            ----------------------------------------------------------------------
                                               YEAR         YEAR           YEAR        PERIOD            YEAR
                                               ENDED        ENDED          ENDED        ENDED            ENDED
                                              6/30/98     6/30/97(I)      6/30/96    6/30/95(D)        2/28/95(E)
                                              CLASS A      CLASS A        CLASS A      CLASS A          CLASS A
                                            -----------   ----------      --------   -----------      ------------
Net asset value, beginning of period.......
Income from investment operations:
  Net investment income/(loss).............
  Net realized and unrealized gain/(loss)
   on investments..........................
  Total from investment operations.........
Less distributions:
  Dividends from net investment income.....
  Distributions from net realized gains....
  Total distributions......................
Net asset value, end of period.............
  Total return(b)..........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's).....
  Ratio of operating expenses to average
   net assets..............................
  Ratio of net investment income/(loss) to
   average net assets......................
  Portfolio turnover rate..................
  Ratio of operating expenses to average
   net assets w/o waivers..................
  Average commission rate(g)...............

---------------
(a) The Munder Accelerating Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 25, 1994 and September 26, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount rounds to less than 0.01%.
(i) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                      ACCELERATING GROWTH FUND(a)
-----------------------------------------------------------------------------------------------------
YEAR           PERIOD     YEAR      YEAR         YEAR     PERIOD        YEAR         YEAR     PERIOD
ENDED           ENDED     ENDED     ENDED        ENDED     ENDED        ENDED        ENDED     ENDED
2/28/94        2/28/93   6/30/98   6/30/97(I)   6/30/96   6/30/95(D)   6/30/97(I)   6/30/96   6/30/95(D)
CLASS A        CLASS A   CLASS B   CLASS B      CLASS B   CLASS B      CLASS B      CLASS B   CLASS B
-------        -------   -------   -------      -------   -------      -------      -------   -------


                                                                        BALANCED FUND(a)
                                            ------------------------------------------------------------------------
                                               YEAR         YEAR            YEAR          PERIOD            YEAR
                                               ENDED        ENDED           ENDED          ENDED            ENDED
                                              6/30/98     6/30/97(G)      6/30/96(G)     6/30/95(D)      2/28/95(E)
                                              CLASS A      CLASS A         CLASS A        CLASS A          CLASS A
                                            -----------   ----------      ---------      ----------      -----------
Net asset value, beginning of period......
Income from investment operations:
  Net investment income...................
  Net realized and unrealized gain/(loss)
   on investments.........................
  Total from investment operations........
Less distributions:
  Dividends from net investment income....
  Distributions from net realized gains...
  Total distributions.....................
Net asset value, end of period............
  Total return(b).........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)....
  Ratio of operating expenses to average
   net assets.............................
  Ratio of net investment income to
   average net assets.....................
  Portfolio turnover rate.................
  Ratio of operating expenses to average
   net assets w/o waivers.................
  Average commission rate(f)..............

---------------
(a) The Munder Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                               BALANCED FUND(a)
-----------------------------------------------------------------------------------------------------------
 YEAR           YEAR      YEAR         YEAR        PERIOD       PERIOD        YEAR      YEAR        PERIOD
 ENDED          ENDED     ENDED        ENDED        ENDED        ENDED        ENDED     ENDED        ENDED
2/28/94        6/30/98   6/30/97(G)   6/30/96(G)   6/30/95(D)   2/28/95(E)   6/30/98   6/30/97(G)   6/30/96(G)
CLASS A        CLASS B   CLASS B      CLASS B      CLASS B      CLASS B      CLASS C   CLASS C      CLASS C
-------        -------   -------      -------      -------      -------      -------   -------      -------


                                                                       GROWTH & INCOME FUND(a)
                                             -------------------------------------------------------------------------
                                               YEAR         YEAR            YEAR           PERIOD           PERIOD
                                               ENDED        ENDED           ENDED           ENDED            ENDED
                                              6/30/98     6/30/97(H)       6/30/96(H)      6/30/95(D)      2/28/95(E)
                                              CLASS A       CLASS A         CLASS A         CLASS A          CLASS A
                                             ----------   -----------      ----------      ----------      -----------
Net asset value, beginning of period.......
Income from investment operations:
  Net investment income....................
  Net realized and unrealized gain on
   investments.............................
  Total from investment operations.........
Less distributions:
  Dividends from net investment income.....
  Distributions from net realized gains....
  Total distributions......................
Net asset value, end of period.............
  Total return(b)..........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's).....
  Ratio of operating expenses to average
   net assets..............................
  Ratio of net investment income to average
   net assets..............................
  Portfolio turnover rate..................
  Ratio of operating expenses to average
   net assets w/o waivers..................
  Average commission rate(g)...............

---------------
(a) The Munder Growth & Income Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                       GROWTH & INCOME FUND(a)
--------------------------------------------------------------------------------------------------
 YEAR            YEAR         YEAR        PERIOD       PERIOD        YEAR      YEAR         YEAR
 ENDED           ENDED        ENDED        ENDED        ENDED        ENDED     ENDED        ENDED
6/30/98         6/30/97(H)   6/30/96(H)   6/30/95(D)   2/28/95(E)   6/30/98   6/30/97(H)   6/30/96(H)
CLASS B         CLASS B      CLASS B      CLASS B      CLASS B      CLASS C   CLASS C      CLASS C
-------         -------      -------      -------      -------      -------   -------      -------


                                                                          INTERNATIONAL EQUITY FUND(a)
                                              -------------------------------------------------------------------------------------
                                                YEAR        YEAR            YEAR           PERIOD           YEAR           YEAR
                                                ENDED       ENDED          ENDED           ENDED            ENDED          ENDED
                                               6/30/97    6/30/97(f)     6/30/96(f)      6/30/95(d)      2/28/95(e,f)     2/28/94
                                               CLASS A     CLASS A        CLASS A         CLASS A          CLASS A        CLASS A
                                              ---------   ---------      ----------      ----------      -----------    -----------
Net asset value, beginning of period.......
Income from investment operations:
  Net investment income....................
  Net realized and unrealized gain on
   investments.............................
  Total from investment operations.........
Less distributions:
  Dividends from net investment income.....
  Distributions from net realized gains
  Distributions from capital...............
  Total distributions......................
Net asset value, end of period.............
  Total return(b)..........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's).....
  Ratio of operating expenses to average
   net assets..............................
  Ratio of net investment income to average
   net assets..............................
  Portfolio turnover rate..................
  Ratio of operating expenses to average
   net assets w/o waivers..................
  Average commission rate(h)...............

---------------
(a) The Munder International Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 30, 1992, March 9, 1994 and September 29, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.
(h) Average commission rate paid per share of securities purchased and sold by the Fund.

                                           INTERNATIONAL EQUITY FUND(a)
---------------------------------------------------------------------------------------------------------------
PERIOD            YEAR      YEAR         YEAR        PERIOD         PERIOD        YEAR      YEAR        PERIOD
ENDED             ENDED     ENDED        ENDED        ENDED          ENDED        ENDED     ENDED        ENDED
2/28/93          6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e,f)   6/30/98   6/30/97(f)   6/30/96(f)
CLASS A          CLASS B   CLASS B      CLASS B      CLASS B        CLASS B      CLASS C   CLASS C      CLASS C
-------          -------   -------      -------      -------      -----------    -------   -------      -------


                                                                            MICRO-CAP EQUITY FUND(a)
                                                  --------------------------------------------------------------------------
                                                    YEAR       PERIOD          YEAR       PERIOD          YEAR      PERIOD
                                                    ENDED       ENDED          ENDED       ENDED         ENDED       ENDED
                                                   6/30/98    6/30/97(e)       6/30/98   6/30/97(e)     6/30/98    6/30/97(e)
                                                   CLASS A     CLASS A        CLASS B     CLASS B       CLASS C     CLASS C
                                                  ---------   ---------      ---------   ---------      --------   ---------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized gain
   on investments........................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to
   average net assets....................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to
   average net assets w/o waivers........
  Average commission rate(d).............

---------------
(a) The Munder Micro-Cap Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 26, 1996, February 24, 1997 and March 31, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                            MULTI-SEASON GROWTH FUND(a)
                                                -----------------------------------------------------------------------------------
                                                  YEAR        YEAR            YEAR            PERIOD           YEAR        PERIOD
                                                  ENDED       ENDED          ENDED             ENDED          ENDED        ENDED
                                                 6/30/98    6/30/97(h)     6/30/96(h)      6/30/95(d,e,f)    12/31/94     12/31/93
                                                 CLASS A     CLASS A        CLASS A           CLASS A        CLASS A      CLASS A
                                                ---------   ---------      ----------      -------------    ----------   ----------
Net asset value, beginning of period.........
Income from investment operations:
  Net investment income......................
  Net realized and unrealized gain on
   investments...............................
  Total from investment operations...........
Less distributions:
  Dividends from net investment income.......
  Distributions from net realized gains......
  Total distributions........................
Net asset value, end of period...............
  Total return(b)............................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's).......
  Ratio of operating expenses to average net
   assets....................................
  Ratio of net investment income to average
   net assets................................
  Portfolio turnover rate....................
  Ratio of operating expenses to average net
   assets w/o waivers........................
  Average commission rate(g).................

---------------
(a) The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and September 20, 1993, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                       MULTI-SEASON GROWTH FUND(a)
                                           -----------------------------------------------------------------------------------
                                             YEAR        YEAR           YEAR             PERIOD          YEAR        PERIOD
                                             ENDED       ENDED          ENDED             ENDED          ENDED        ENDED
                                            6/30/98    6/30/97(h)     6/30/96(h)      6/30/95(d,e,f)    12/31/94     12/31/93
                                            CLASS B     CLASS B        CLASS B           CLASS B        CLASS B      CLASS B
                                           ---------   ---------      ----------      -------------    ----------   ----------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized
   gain on investments...................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to average
   net assets............................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to average
   net assets w/o waivers................
  Average commission rate(g).............

----------------
(a) The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and September 20, 1993, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                   MULTI-SEASON GROWTH(a)
                        --------------------------------------------------------------------------
                         YEAR        YEAR         YEAR           PERIOD          YEAR      PERIOD
                         ENDED       ENDED        ENDED           ENDED         ENDED      ENDED
                        6/30/98     6/30/97(h)   6/30/96(h)   6/30/95(d,e,f)   12/31/94   12/31/93
                        CLASS C     CLASS C      CLASS C         CLASS C       CLASS C    CLASS C
                        -------     -------      -------      -------------    --------   --------



                                                                         NETNET FUND
                                                     ---------------------------------------------------
                                                          YEAR             PERIOD             PERIOD
                                                          ENDED            ENDED               ENDED
                                                         6/30/98         6/30/97(a)           6/30/98
                                                         CLASS A           CLASS A            CLASS B
                                                     ----------------   -------------      -------------
Net asset value, beginning of period..............
Income from investment operations:
  Net investment loss.............................
  Net realized and unrealized gain on investments.
  Total from investment operations................
Less distributions:
  Distributions from net realized gains...........
  Total distributions.............................
Net asset value, end of period....................
  Total return(b).................................
Ratio to average net assets/supplemental data:
  Net assets, end of period (in 000's)............
  Ratio of operating expenses to average net
   assets.........................................
  Ratio of net investment loss to average net
   assets.........................................
  Portfolio turnover rate.........................
  Ratio of operating expenses to average net
   assets without waivers and expenses reimbursed.
Average commission rate(d)........................

---------------
(a)  The Munder NetNet Fund commenced operations on August 16, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                REAL ESTATE EQUITY INVESTMENT FUND(a)
                                          ---------------------------------------------------------------------------------
                                            YEAR        YEAR         YEAR           PERIOD           YEAR          YEAR
                                            ENDED       ENDED       ENDED           ENDED            ENDED         ENDED
                                           6/30/98     6/30/97    6/30/96(f)      6/30/95(d)        6/30/98       6/30/97
                                           CLASS A     CLASS A     CLASS A         CLASS A          CLASS B       CLASS B
                                          ---------   ---------   ----------      ----------      -----------   -----------
Net asset value, beginning of period...
Income from investment operations:
  Net investment income................
  Net realized and unrealized gain on
   investments.........................
  Total from investment operations.....
Less distributions:
  Dividends from net investment income.
  Distributions from net realized gains
  Distributions from capital...........
  Total distributions..................
Net asset value, end of period.........
  Total return(b)......................
Ratios to average net
assets/supplemental data:
  Net assets, end of period (in 000's).
  Ratio of operating expenses to
   average net assets..................
  Ratio of net investment income to
   average net assets..................
  Portfolio turnover rate..............
  Ratio of operating expenses to average
   net assets w/o waivers and/or
   expenses reimbursed.................
  Average commission rate(e)...........

----------------
(a) The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                  REAL ESTATE EQUITY INVESTMENT FUND(a)
                                              ----------------------------------------------------------------------------
                                                 YEAR             PERIOD             YEAR          YEAR          PERIOD
                                                 ENDED             ENDED             ENDED         ENDED         ENDED
                                              6/30/96(f)        6/30/95(d)          6/30/98       6/30/97      6/30/96(f)
                                                CLASS B           CLASS B           CLASS C       CLASS C       CLASS C
                                              -----------      -------------      -----------   -----------   ------------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized gain on
   investments...........................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Distributions from capital.............
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to average
   net assets............................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to average
   net assets w/o waivers and/or expenses
   reimbursed............................
  Average commission rate(e).............

---------------
(a) The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                             SMALL-CAP VALUE FUND(a)
                                               ---------------------------------------------------------------------------------
                                                 YEAR       PERIOD          YEAR        PERIOD            YEAR         PERIOD
                                                 ENDED       ENDED          ENDED        ENDED            ENDED         ENDED
                                                6/30/98    6/30/97(f)      6/30/98     6/30/97(f)        6/30/98      6/30/96(f)
                                                CLASS A     CLASS A        CLASS B      CLASS B          CLASS C       CLASS C
                                               --------    --------        -------      -------          -------       -------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized gain on
   investments...........................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Distributions from capital.............
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to average
   net assets............................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to average
   net assets w/o waivers and/or expenses
   reimbursed ...........................
  Average commission rate(e).............

---------------
(a) The Munder Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 10, 1997, February 11, 1997 and January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                        SMALL COMPANY GROWTH FUND(a)
                                           ---------------------------------------------------------------------------------------
                                             YEAR        YEAR           YEAR           PERIOD           YEAR              YEAR
                                             ENDED       ENDED          ENDED           ENDED           ENDED             ENDED
                                            6/30/98    6/30/97(f)     6/30/96(f)      6/30/95(e)      2/28/95(d)         2/28/94
                                            CLASS A     CLASS A        CLASS A         CLASS A          CLASS A          CLASS A
                                           ---------   ---------      ----------      ----------      -----------      -----------
Net asset value, beginning of period....
Income from investment operations:
  Net investment income.................
  Net realized and unrealized gain on
   investments..........................
  Total from investment operations......
Less distributions:
  Dividends from net investment income..
  Distributions from net realized gains.
  Total distributions...................
Net asset value, end of period..........
  Total return(b).......................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)..
  Ratio of operating expenses to
   average net assets...................
  Ratio of net investment income to
   average net assets...................
  Portfolio turnover rate...............
  Ratio of operating expenses to average
   net assets w/o waivers...............
  Average commission rate(g)............

----------------
(a) The Munder Small Company Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 28, 1994 and September 26, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.

                                          SMALL COMPANY GROWTH FUND(a)
-------------------------------------------------------------------------------------------------------------
PERIOD            YEAR      YEAR         YEAR        PERIOD       PERIOD        YEAR      YEAR        PERIOD
 ENDED            ENDED     ENDED        ENDED        ENDED        ENDED        ENDED     ENDED        ENDED
2/28/93(e)       6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(e)   2/28/95(d)   6/30/98   6/30/97(f)   6/30/96(f)
CLASS A          CLASS B   CLASS B      CLASS B      CLASS B      CLASS B      CLASS C   CLASS C      CLASS C
---------        -------   -------      -------      -------      -------      -------   -------      -------



                                                                               VALUE FUND(a)
                                           ------------------------------------------------------------------------------------
                                             YEAR        YEAR          PERIOD           YEAR          YEAR            PERIOD
                                             ENDED       ENDED          ENDED           ENDED         ENDED            ENDED
                                            6/30/98    6/30/97(e)     6/30/96(e)       6/30/98     6/30/97(e)       6/30/96(e)
                                            CLASS A     CLASS A        CLASS A         CLASS B       CLASS B          CLASS B
                                           ---------   ---------      ----------      ----------   -----------      -----------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized gain on
   investments...........................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to average
   net assets............................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to average
   net assets w/o waivers and expenses
   reimbursed............................
  Average commission rate(d).............

---------------
(a) The Munder Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 14, 1995, September 19, 1995 and February 9, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                     VALUE FUND(A)
------------------------------------------------------
YEAR                   YEAR                 YEAR
ENDED                 ENDED                 ENDED
6/30/98             6/30/97(E)           6/30/96(E)
CLASS C              CLASS C               CLASS C
--------------   ----------------      ---------------




                                                                   FRAMLINGTON EMERGING MARKETS FUND(A)
                                            --------------------------------------------------------------------------------
                                              YEAR       PERIOD          YEAR        PERIOD            YEAR         PERIOD
                                              ENDED       ENDED          ENDED        ENDED            ENDED         ENDED
                                             6/30/98    6/30/97(E)      6/30/98     6/30/97(E)        6/30/98     6/30/97(E)
                                             CLASS A     CLASS A        CLASS B      CLASS B          CLASS C       CLASS C
                                            ---------   ---------      ----------   ----------      -----------   -----------
Net asset value, beginning of period.....
Income from investment operations:
  Net investment income..................
  Net realized and unrealized gain on
   investments...........................
  Total from investment operations.......
Less distributions:
  Dividends from net investment income...
  Distributions from net realized gains..
  Total distributions....................
Net asset value, end of period...........
  Total return(b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)...
  Ratio of operating expenses to average
   net assets............................
  Ratio of net investment income to
   average net assets....................
  Portfolio turnover rate................
  Ratio of operating expenses to average
   net assets w/o expenses reimbursed....
  Average commission rate(d).............

-----------------
(a) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively. The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 14, 1997, January 31, 1997 and January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) Amount represents less than $0.01 per share.


                                      FRAMLINGTON HEALTHCARE FUND(A)
-----------------------------------------------------------------------------------------------------------
 YEAR               PERIOD            YEAR              PERIOD              YEAR                PERIOD
 ENDED              ENDED             ENDED              ENDED              ENDED                ENDED
6/30/98            6/30/97           6/30/98            6/30/97             6/30/98             6/30/97
CLASS A            CLASS A           CLASS B            CLASS B             CLASS C             CLASS C
------------   ---------------   ----------------   ---------------   -----------------     ---------------


                                                                 FRAMLINGTON INTERNATIONAL GROWTH FUND(A)
                                              ---------------------------------------------------------------------------------
                                                YEAR       PERIOD          YEAR        PERIOD            YEAR         PERIOD
                                                ENDED       ENDED          ENDED        ENDED            ENDED         ENDED
                                               6/30/98    6/30/97(E)      6/30/98     6/30/97(E)        6/30/98      6/30/97(E)
                                               CLASS A     CLASS A        CLASS B      CLASS B          CLASS C       CLASS C
                                              ---------   ---------      ----------   ----------      -----------   -----------
Net asset value, beginning of period.......
Income from investment operations:
  Net investment income....................
  Net realized and unrealized gain on
   investments.............................
  Total from investment operations.........
Less distributions:
  Dividends from net investment income.....
  Distributions from net realized gains....
  Total distributions......................
Net asset value, end of period.............
  Total return(b)..........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's).....
  Ratio of operating expenses to average
   net assets..............................
  Ratio of net investment income to average
   net assets..............................
  Portfolio turnover rate..................
  Ratio of operating expenses to average
    net assets w/o expenses reimbursed.....
  Average commission rate(d)...............

----------------
(a) The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) Amount represents less than $0.01 per share.

                                  FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

     This Prospectus offers Class A, Class B and Class C Shares of the Funds described below. This section summarizes each Fund's principal investments.
The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section "What are the Funds' Investments and Investment Practices?"

                            ACCELERATING GROWTH FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing Equity Securities the Advisor considers, among other factors:
     .    the potential for accelerated earnings growth
     .    the maintenance of a substantial competitive advantage
     .    a focused management team
     .    a stable balance team.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

     The Fund is closed to new investments.

                                 BALANCED FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups:
Equity Securities, Fixed Income Securities and Cash Equivalents.

     . The Fund normally will invest at least 25% of its assets in Fixed Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

     The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:
     .    general market and economic conditions and trends
     .    interest rates and inflation rates
     .    fiscal and monetary developments
     .    long-term corporate earnings growth.

     The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              GROWTH & INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

     . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.
     . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.
     . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

     The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

     The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or Old MCM, Inc. ("MCM"), the predecessor to the Advisor, since January 1987.

                           GROWTH OPPORTUNITIES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $500 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth
     .    financial stability
     .    relative market value
     .    price changes compared to the Standard & Poor's MidCap 400 Index.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           INTERNATIONAL EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of Foreign Securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

     After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

     . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.
     . The Fund emphasizes companies with a market capitalization of at least $100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-
1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

The Advisor will choose companies that:
     .    present the ability to grow significantly over the next several years
     . may benefit from changes in technology, regulations and industry sector trends
     . are still in the developmental stage and may have limited product lines.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                            MULTI-SEASON GROWTH FUND

     GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities with market capitalizations over $1 billion.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth

     .    financial stability
     .    relative market value
     .    price changes compared to the S&P 500.

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the Chairman of the Advisor.

                                  NETNET FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing which companies' stock the Fund should purchase, the Advisor invests in those companies listed on a U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                       REAL ESTATE EQUITY INVESTMENT FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

     Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:
     .    equity real estate investment trusts ("REITS")
     .    brokers, home builders and real estate developers
     . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)
     .    manufacturers and distributors of building supplies
     .    mortgage REITS
     .    financial institutions which issue or service mortgages.

     In addition, the Fund may invest:
     . up to 35% of its assets in companies other than real estate industry companies
     . in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient
     .    in REITS only if they are traded on a securities exchange or NASDAQ.

     PORTFOLIO MANAGEMENT. Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund has managed the Fund since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).
Mr. Crosby has managed the Fund since March 1998. Mr. Crosby was formerly the primary analyst of the Fund (October 1996 to March 1998). Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                              SMALL-CAP VALUE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:
     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. ("Woodbridge") (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                           SMALL COMPANY GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:
     .    above-average growth prospects
     .    participation in a fast-growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst from 1995 to 1996. Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                   VALUE FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation, its secondary goal is to provide income. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

     .    The Fund will invest at least 65% of its assets in Equity Securities.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                       FRAMLINGTON EMERGING MARKETS FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

     A company will be considered to be in an emerging market country if:

     . the company is organized under the laws of, or has a principal office in, an emerging market country
     .    the company's stock is traded primarily in an emerging market country,
     .    most of the company's assets are in an emerging market country, or
     . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                   FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in Equity Securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     .    commercial, industrial and investment banks
     .    savings and loan associations
     .    brokerage companies
     .    consumer and industrial finance companies
     .    real estate and leasing companies
     .    insurance companies
     .    holding companies for each of the above.

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT. A committee of professional managers employed by the Advisor or the Sub-Advisor makes decisions for the Fund.

                          FRAMLINGTON HEALTHCARE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

     The Fund will invest in:
     .    pharmaceutical producers
     .    biotechnology firms
     .    medical device and instrument manufacturers
     .    distributors of healthcare products
     .    healthcare providers and managers
     .    other healthcare service companies.

     Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the Head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

     The Sub-Advisor will choose companies that demonstrate:
     .    above-average profitability
     .    high quality management
     .    the ability to grow significantly in their countries.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                      WHO MAY WANT TO INVEST IN THE FUNDS?

     The Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

     Each Fund will invest in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

     The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Funds may purchase ADRs, EDRs and GLOBAL DEPOSITORY RECEIPTS ("GDRs"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Funds may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Funds may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Funds will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

     Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     All of the Equity Funds, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified Fund cannot invest more than 5% of its assets in a single issuer (other than U.S. Government and its agencies and instrumentalities). In addition each diversified Fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified Funds.

INVESTMENT CHART

     The following chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

------------------------------------------------------------------------------------------------------------------------------------
            INVESTMENTS AND              ACCELERATING               GROWTH &       GROWTH       INTERNATIONAL       MICRO-CAP
          INVESTMENT PRACTICES              GROWTH      BALANCED     INCOME     OPPORTUNITIES      EQUITY            EQUITY
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Includes securities
issued by non-U.S. companies.  Present
more risks than U.S. securities.             25%           25%         25%           25%              Y               25%
------------------------------------------------------------------------------------------------------------------------------------

LOWER-RATED DEBT SECURITIES. Fixed
Income Securities which are rated
below investment grade by Standard &
Poor's Ratings Service, Moody's
Investors Service, Inc. or other
nationally recognized rating agency.
Considered riskier than investment
grade securities.                            Y             Y           20%           Y                Y                Y
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT-GRADE ASSET BACKED
SECURITIES. Includes debt securities
backed by mortgages, installment sales
contracts and credit card receivables.       N             Y           N             N                N                N
------------------------------------------------------------------------------------------------------------------------------------

STRIPPED SECURITIES. Includes
participations in trusts that hold U.S.
Treasury and agency securities  which
represent either the interest payments
or principal payments on the securities
or combination of both.                      N             Y           N             N                N                N
------------------------------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS. Obligations of a
Fund to purchase or sell a specific
currency at a future date at a set price.
May decrease a Fund's loss due to a
change in a currency value, but also
limits gains from currency changes.          Y             Y           Y             Y                Y                Y
------------------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED PURCHASES AND FORWARD
COMMITMENTS. Agreement by a Fund
to purchase securities at a set price,
with delivery and payment in the
future.  The value of securities may
change between the time the price is set
and payment.  Not to be used for
speculation.                                 Y             Y           Y             Y                Y                Y
------------------------------------------------------------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES. (1)
Contracts in which a Fund has the right
or the obligation, at maturity, to make
delivery of or receive securities, the
cash value of an index, or foreign
currency.  Used for hedging purposes
or to maintain liquidity.                    Y             Y           Y             Y                Y                Y
------------------------------------------------------------------------------------------------------------------------------------

KEY:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1) THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2)  BASED ON NET ASSETS.

------------------------------------------------------------------------------------------------------------------------------------

MULTI-              REAL ESTATE     SMALL-      SMALL                FRAMLINGTON     FRAMLINGTON                      FRAMLINGTON
SEASON                EQUITY         CAP       COMPANY                EMERGING     GLOBAL FINANCIAL    FRAMLINGTON  INTERNATIONAL
GROWTH    NETNET    INVESTMENT      VALUE       GROWTH     VALUE      MARKETS         SERVICES         HEALTHCARE      GROWTH

------------------------------------------------------------------------------------------------------------------------------------

25%         Y           N            25%         25%        25%         Y                Y                Y              Y
------------------------------------------------------------------------------------------------------------------------------------



Y           N           5%            Y           Y          Y          Y                Y                Y              Y
------------------------------------------------------------------------------------------------------------------------------------



N           N           N             N           N          N          N                Y                N              N
------------------------------------------------------------------------------------------------------------------------------------



N           N           N             N           N          N          N                Y                N              N
------------------------------------------------------------------------------------------------------------------------------------



Y           Y           N             Y           Y          Y          Y                Y                Y              Y
------------------------------------------------------------------------------------------------------------------------------------



Y           Y           Y             Y           Y          Y          Y                Y                Y              Y
------------------------------------------------------------------------------------------------------------------------------------



Y           Y           Y             Y           Y          Y          Y                Y                Y              Y
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
           INVESTMENTS AND              ACCELERATING                   GROWTH &         GROWTH         INTERNATIONAL       MICRO-CAP

         INVESTMENT PRACTICES             GROWTH       BALANCED        INCOME        OPPORTUNITIES        EQUITY            EQUITY
------------------------------------------------------------------------------------------------------------------------------------

OPTIONS. A Fund may buy options
giving it the right to require a
buyer to buy a security held by the
Fund (put options), buy options
giving it the right to require a
seller to sell securities to the
Fund (call options), sell (write)
options giving a buyer the right to
require the Fund to buy securities
from the buyer or write options
giving a buyer the right to require
the Fund to sell securities to the
buyer during a set time at a set
price.  Options may relate to
securities indices, individual
securities, foreign currencies or             Y            Y               Y                Y                   Y              Y

futures contracts.  See the SAI for
more details and additional
limitations.
------------------------------------------------------------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS. A Fund
sells securities and agrees to
buy them back later at an agreed
upon time and price.  A method to
borrow money for temporary
purposes.                                     Y            Y               Y                Y                   Y              Y
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS.
Companies, usually traded publicly,
that manage a portfolio of real
estate.  Risks involved in such
investments include vulnerability to
decline in real estate prices and new         N            N               N                N                   N              N
construction rates.
------------------------------------------------------------------------------------------------------------------------------------

SHORT SALES. A transaction in which
the Fund sells a security it does
not own in anticipation that the
market price of that security will
decline.  It must borrow the
security sold short and deliver it
to the broker-dealer through which
it made the short sale as collateral
for its obligation to deliver the
security upon conclusion of the
sale.  May also sell securities
that it owns or has the right to
acquire at no additional cost but
does not intend to deliver to the             N            N               N                N                   N              N
buyer, a practice known as selling
short "against the box."
------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES. Typically there
is no ready market for these
securities, which inhibits the ability
to sell them for full market value, or
there are legal restrictions on their
resale by the Fund.                         15%(2)       15%(2)          15%(2)           15%(2)              15%(2)         15%(2)
------------------------------------------------------------------------------------------------------------------------------------

LENDING SECURITIES. A Fund may lend
securities to financial institutions
which pay for the use of the
securities. May increase return.
Slight risk of borrower failing             25%          25%             25%              25%                 25%            25%
financially.
------------------------------------------------------------------------------------------------------------------------------------


KEY:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1) THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2)  BASED ON NET ASSETS.

------------------------------------------------------------------------------------------------------------------------------------
MULTI-               REAL ESTATE    SMALL-      SMALL              FRAMLINGTON      FRAMLINGTON                        FRAMLINGTON
SEASON                EQUITY         CAP       COMPANY              EMERGING      GLOBAL FINANCIAL     FRAMLINGTON    INTERNATIONAL
GROWTH    NETNET    INVESTMENT      VALUE      GROWTH     VALUE     MARKETS          SERVICES          HEALTHCARE        GROWTH
------------------------------------------------------------------------------------------------------------------------------------









Y          Y            Y             Y          Y          Y           Y                Y                   Y               Y
------------------------------------------------------------------------------------------------------------------------------------




 Y         Y            Y             Y          Y          Y           Y                Y                   Y               Y
------------------------------------------------------------------------------------------------------------------------------------










N          N            N             N          N          N           N                Y                   N               N
------------------------------------------------------------------------------------------------------------------------------------




N          N            N             N          N          N           N                Y                   N               N
------------------------------------------------------------------------------------------------------------------------------------




15%(2)   15%(2)       15%(2)        15%(2)     15%(2)     15%(2)      15%(2)           15%(2)              15%(2)          15%(2)
------------------------------------------------------------------------------------------------------------------------------------




25%      25%          25%           25%        25%        25%         25%              25%                 25%             25%
------------------------------------------------------------------------------------------------------------------------------------


                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

     Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

     The Funds are not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Each Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select equity securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited);
(6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position and (7) inability to close out certain hedged positions to avoid adverse tax consequences.

     To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. A Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Growth Opportunities Fund, Micro-Cap Equity Fund, Small-Cap Value Fund and Small Company Growth Fund

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington International Growth Fund and International Equity Fund

     Investing in any of these Funds, with their larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments;
(7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Framlington Global Financial Services Fund

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

Framlington Healthcare Fund

     The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

NetNet Fund

     The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Real Estate Equity Investment Fund

     The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

     One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

     Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

     The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

              WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

     Each of the Funds offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.


             CLASS A                                CLASS B                                  CLASS C
             -------                                -------                                  -------
 .  Front end sales charge.          .  No front end sales charge.  All            .  No front end sales charge or
   There are several ways to           your money goes to work for you right         CDSC, except for a CDSC for
   reduce these sale charges.          away.                                         redemptions made within the first
 .  Lower annual expenses than          Higher annual expenses than Class A           year after investing.  All your
   Class B and Class C Shares.         Shares.                                       money goes to work for you right
                                    .  A CDSC on shares you sell within              away.
                                       six years of purchase.                     .  Shares do not convert to another
                                    .  Automatic conversion to Class A               class.
                                       Shares approximately six years after       .  Higher annual expenses than Class
                                       issuance, thus reducing future annual         A Shares.
                                       expenses.
                                    .  CDSC is waived for certain
                                       redemptions.

     Each Fund other than the NetNet Fund issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. The NetNet Fund offer only Class Y Shares. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class A Shares is the net asset value ("NAV") next determined after we receive your order in proper form PLUS any applicable sales charge. The purchase price for Class B and Class C Shares is the NAV next determined. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, each Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

     APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                            SALES CHARGE
                                                         AS A PERCENTAGE OF                       DEALER REALLOWANCE
                                                         ------------------                         AS A PERCENTAGE
                                              YOUR INVESTMENT          NET ASSET VALUE           OF THE OFFERING PRICE
                                              ---------------          ---------------           ---------------------
Less than $25,000.........................         5.50%                    5.82%                           5.00%
$25,000 but less than $50,000.............         5.25%                    5.54%                           4.75%
$50,000 but less than $100,000............         4.50%                    4.71%                           4.00%
$100,000 but less than $250,000...........         3.50%                    3.63%                           3.25%
$250,000 but less than $500,000...........         2.50%                    2.56%                           2.25%
$500,000 but less than $1,000,000.........         1.50%                    1.52%                           1.25%
$1,000,000 or more........................         None*                    None*                        (see below)**

__________________________
*No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.
**The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

     The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

     (1) individuals with an investment account or relationship with the Advisor;
     (2) full-time employees and retired employees of the Advisor, employees of the Funds' service providers and immediate family members of such persons;
     (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
     (4) certain qualified employee benefit plans as described below;
     (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;
     (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;
     (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);
     (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;
     (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans");
     (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans";
     (11) individuals who reinvest proceeds of redemptions from Class A, Class B or Class C Shares of the Short Term Treasury Fund, provided such individuals were shareholders of the Short Term Treasury Fund on June 2, 1998; and
     (12) individuals who were shareholders of the NetNet Fund prior to June 1, 1998.

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") and that
(1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

     We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

     . LETTER OF INTENT. If you intend to purchase at least $25,000 of Class A, Class B and Class C Shares of the Funds you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

             You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

     . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

     Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

     For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

     Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment for Class A, Class B and Class C Shares of a Fund is $250 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                           HOW CAN I PURCHASE SHARES?

     You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

     . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

     . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     . BY WIRE. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA# 011001234
               DDA# 16-798-3
               Account No.:

     You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any class for any period of time.

     See the SAI for further information regarding purchases of the Funds' shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange shares of the Funds for shares of the same class of other funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares acquired through an exchange of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more funds of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     . EXCHANGES BY MAIL. You may send exchange orders to your broker or to the Transfer Agent at The Munder Funds c/o First Data Investor Services Group, PO Box 5130, Westborough, Massachusetts
          01581-5130.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

     CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:
     . Class A Shares that are part of an investment of at least $1 million within one year of buying them
     .    Class B Shares within six years of buying them
     .    Class C Shares within one year of buying them.

     These time periods include the time you held Class B or Class C Shares which you may have exchanged for Class B or Class C Shares of the Fund.

     The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.


                                 CLASS B SHARES

YEARS SINCE PURCHASE                                                       CDSC
---------------------                                                      ----
First....................................................................  5.00%
Second...................................................................  4.00%
Third....................................................................  3.00%
Fourth...................................................................  3.00%
Fifth....................................................................  2.00%
Sixth....................................................................  1.00%
Seventh and thereafter...................................................  0.00%

     The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents:
     .  reinvestment of dividends or capital gains distributions
     .  capital appreciation of shares redeemed.

     When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     . redemptions made within one year after the death of a shareholder or registered joint owner
     . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
     .    involuntary redemptions made by the Fund
     . redemptions limited to 10% per year of an account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     You may redeem shares of the Funds in several ways:

     . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

             A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

     . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

             If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern Time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

             We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

             During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

     . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC's when you redeem shares.

     . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

     The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

     INVESTMENT ADVISOR AND SUB-ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

          The Advisor provides overall investment management and research and credit analysis for each Fund and is responsible for all purchases and sales of portfolio securities for each Fund other than the Framlington Funds.

          Framlington Overseas Investment Management Limited is the sub-advisor of the Framlington Funds. The Sub-Advisor is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

          The Sub-Advisor provides research and credit analysis for each of the Framlington Funds and is responsible for all purchase and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. Each of the Advisor and Sub-Advisor manages a portion of the assets of the Framlington Global Financial Services Fund. The Advisor is responsible for all purchases and sales of domestic securities held by the Fund. The Sub-Advisor is responsible for the allocation of the Fund's assets among countries and for all purchases and sales of foreign securities held by the Fund.

     During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Accelerating Growth Fund.....................................0.75%        Growth & Income Fund...............................0.75%
Balanced Fund................................................0.65%        Growth Opportunities Fund..........................0.75%
Framlington Emerging Markets Fund............................1.25%        International Equity Fund .........................0.75%
Framlington Global Financial Services Fund...................0.75%        Micro-Cap Equity Fund .............................1.00%
Framlington International Growth Fund........................1.00%        Multi-Season Growth Fund ..........................0.75%
Framlington Healthcare Fund..................................1.00%        NetNet Fund........................................1.00%


Real Estate Equity Investment Fund...........................0.74%        Small Company Growth Fund..........................0.75%
Small-Cap Value Fund.........................................0.75%        Value Fund.........................................0.74%

     The Advisor waived advisory fees during the past fiscal year for the Multi-Season Growth Fund. The Advisor is entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

     The Sub-Advisor is entitled to receive an advisory fee equal to one half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

PERFORMANCE OF FRAMLINGTON FUNDS MANAGED BY THE SUB-ADVISOR

     The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

     You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940, as amended (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                                                         UK         S&P HEALTHCARE
                           PERIOD ENDED                                HEALTH       COMPOSITE INDEX
                        DECEMBER 31, 1996                            PORTFOLIO      CAPITAL CHANGE
                        -----------------                            ----------     --------------
1 Year..............................................................    10.75%           18.48%
3 Years.............................................................    96.93%          100.49%
5 Years.............................................................    99.43%           45.60%
Inception on April 30, 1987.........................................   411.08%          239.64%

     Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.


PERIOD ENDED                                                              CANADIAN EMERGING     MSCI EMERGING MARKETS FREE
DECEMBER 31, 1996                                                          MARKETS ACCOUNT            TOTAL RETURN
-----------------                                                          ---------------            ------------
1 Year...................................................................        5.16%                     6.03%
Inception on November 1, 1994............................................      (3.68)%                  (12.37)%

     MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

     The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

     The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Funds' custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as the Funds' sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

     Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service Plans with respect to their Class A Shares and Service and Distribution Plans with respect to their Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares. The Distributor also is paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

     Comerica currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund and Small Company Growth Fund pay dividends quarterly. The Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Framlington Global Financial Services Fund, International Equity Fund, Growth Opportunities Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund and Value Fund pay dividends annually. The Real Estate Equity Investment Fund pays dividends monthly. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

     It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

     This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

     If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds have been informed that their major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                                CLASS K SHARES




                                    Prospectus

                              OCTOBER 27, 1998

                       THE MUNDER EQUITY FUNDS
                           Accelerating Growth
                                      Balanced
                               Growth & Income
                          Growth Opportunities
                                     Index 500
                          International Equity
                              Micro-Cap Equity
                           Multi-Season Growth
                 Real Estate Equity Investment
                               Small-Cap Value
                          Small Company Growth
                                         Value


                  THE MUNDER FRAMLINGTON FUNDS
                  Framlington Emerging Markets
         Framlington Global Financial Services
                        Framlington Healthcare
              Framlington International Growth


                       THE MUNDER INCOME FUNDS
                                          Bond
                             Intermediate Bond
                            International Bond
                        U.S. Government Income
                 Michigan Triple Tax-Free Bond
                                 Tax-Free Bond
                    Tax-Free Intermediate Bond


                 THE MUNDER MONEY MARKET FUNDS
                               Cash Investment
                         Tax-Free Money Market
                    U.S. Treasury Money Market

                Prospectus begins on next page

PROSPECTUS

CLASS K SHARES

     The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund*                          Munder Framlington Global Financial Services Fund
Munder Balanced Fund                                      Munder Framlington Healthcare Fund
Munder Growth & Income Fund                               Munder Framlington International Growth Fund
Munder Growth Opportunities Fund                          Munder Bond Fund
Munder Index 500 Fund                                     Munder Intermediate Bond Fund
Munder International Equity Fund                          Munder International Bond Fund
Munder Micro-Cap Equity Fund                              Munder U.S. Government Income Fund
Munder Multi-Season Growth Fund                           Munder Michigan Triple Tax-Free Bond Fund**
Munder Real Estate Equity Investment Fund                 Munder Tax-Free Bond Fund
Munder Small-Cap Value Fund                               Munder Tax-Free Intermediate Bond Fund
Munder Small Company Growth Fund                          Munder Cash Investment Fund
Munder Value Fund                                         Munder Tax-Free Money Market Fund
Munder Framlington Emerging Markets Fund                  Munder U.S. Treasury Money Market Fund


     *    The Accelerating Growth Fund is closed to new investors.
     ** The Michigan Triple Tax-Free Bond Fund is offered only in the State of Michigan.

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

     This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     ALTHOUGH EACH OF THE CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EACH FUND CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                    Call Toll-Free for Shareholder Services:
                               (800)   438-5789

                The date of this Prospectus is October 27, 1998

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
Fund Highlights
     What are the key facts regarding the Funds?..................      3

Financial Information.............................................      6

Fund Choices
     What Funds are offered?......................................     31
     Who may want to invest in the Funds?.........................     41
     What are the Funds' investments and investment practices?....     41
     What are the risks of investing in the Funds?................     51

Performance
     How is the Funds' performance calculated?....................     53
     Where can I obtain performance data?.........................     54

Purchases of Shares
     What price do I pay for shares?..............................     54
     When can I purchase shares?..................................     54
     How can I purchase shares?...................................     54

Redemptions of Shares
     What price do I receive for redeemed shares?.................     55
     When can I redeem shares?....................................     55
     How can I redeem shares?.....................................     55
     When will I receive redemption amounts?......................     55

Structure and Management of the Funds
     How are the Funds structured?................................     55
     Who manages and services the Funds?..........................     55
     What are my rights as a shareholder?.........................     61

Dividends, Distributions and Taxes
     When will I receive distributions from the Funds?............     62
     How will distributions be made?..............................     62
     Are there tax implications of my investments in the Funds?...     62

Additional Information............................................     63

Appendix A........................................................    A-1

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q:  What are the Funds' goals?

A:

     . The Accelerating Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.
     . The Index 500 Fund seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").
     . The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.
     . The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.
     . The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

     . The International Bond Fund seeks to provide a competitive total return through a combination of current income and capital appreciation.
     .    The U.S. Government Income Fund seeks to provide high current income.
     . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.
     . The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.
     . The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
     . The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q:  What are the Funds' strategies?

A:  BALANCED FUND

     . This Fund allocates its assets primarily among three types of assets-- Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

ACCELERATING GROWTH FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, GROWTH & INCOME FUND, GROWTH OPPORTUNITIES FUND, INDEX 500 FUND, INTERNATIONAL EQUITY FUND, MICRO-CAP EQUITY FUND, MULTI-SEASON GROWTH FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND VALUE FUND (THE "EQUITY FUNDS")

     .    These Funds invest primarily in Equity Securities.

INDEX 500 FUND

     . This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P 500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.

BOND FUND, INTERMEDIATE BOND FUND, INTERNATIONAL BOND FUND AND U.S. GOVERNMENT INCOME FUND (THE "BOND FUNDS")

     . These Funds, other than the U.S. Government Income Fund, invest primarily in Fixed Income Securities.
     . The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

MICHIGAN TRIPLE TAX-FREE BOND FUND, TAX-FREE BOND FUND AND TAX-FREE INTERMEDIATE BOND FUND (THE "TAX-FREE FUNDS")

     . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.
     . The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND (THE "MONEY MARKET FUNDS")

     . These Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

     Each Fund implements a different investment strategy which is described in this Prospectus.

Q:  What are the Funds' risks?

A:  The following table summarizes the primary risks of investing in the Funds:

--------------------------------------------------------------------------------------------------------------------
                       FUND                          RISK
--------------------------------------------------------------------------------------------------------------------
Equity Funds and Balanced Fund                       Potential loss of investment due to changes in the stock
                                                     market in general, changes in the stock prices of particular companies and perceptions about particular industries.
--------------------------------------------------------------------------------------------------------------------
Bond Funds and Tax-Free Funds                        Potential loss of investment due to changes in the bond market in general, in the prices of debt securities of particular companies and in interest rates.
--------------------------------------------------------------------------------------------------------------------
Money Market Funds                                   Potential failure to maintain a $1.00 net asset value.
--------------------------------------------------------------------------------------------------------------------
Framlington Emerging Markets Fund, Framlington       Because of large investments in foreign securities, the Funds
Global Financial Services Fund, Framlington          are riskier than domestic funds due to factors such as freezes
International Growth Fund, International Bond        on convertibility of currency, changes in exchange rates,
Fund and International Equity Fund                   political instability and differences in accounting and
                                                     reporting standards.
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund, Micro-Cap Equity Fund,    Because of large investments in mid-capitalization,
Small Company Growth Fund and Small-Cap Value        small-capitalization and/or emerging growth companies, the
Fund                                                 Funds are riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.
--------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund, Framlington      These Funds concentrate their investments in single industries
Global Financial Services Fund and Framlington       and could experience larger price fluctuations than funds
Healthcare Fund                                      invested in a broader range of industries.
--------------------------------------------------------------------------------------------------------------------
International Bond Fund, Michigan Triple Tax-Free    These "non-diversified" Funds concentrate their investments in
Bond Fund and Tax-Free Intermediate Bond Fund        fewer issuers than diversified funds, and could experience larger price fluctuations than diversified funds.
--------------------------------------------------------------------------------------------------------------------

Q:   What are the options for investment in the Funds?

A: Each Equity, Bond and Tax-Free Fund offer five different investment options, or classes: Class A, B, C, K and Y. The Money Market Funds offer Class A, K and Y Shares. Class A, B, C and Y Shares are offered in other prospectuses.

Q:   How do I buy and sell shares of the Funds?

A:   Class K Shares of each Fund are available to customers ("Customers") of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers. You may purchase shares through such a bank or financial institution.

     Shares may be redeemed (sold back to the Fund) through your bank or financial institution or, in some cases, through the free checkwriting privilege.

     You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:   What shareholder privileges do the Funds offer?

A:
     .    Free Checkwriting (certain Funds only--See "Redemption of Shares").

Q:   When and how are distributions made?

A:   Dividend distributions are made from the dividends and interest earned on investments after expenses. Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

     Dividends paid at least quarterly (if income is available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund, Small Company Growth Fund and International Bond Fund.

     Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund.

     Dividends declared daily and paid monthly: Cash Investment Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund.

     The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q:   Who manages the Funds' assets?

A:   Munder Capital Management is the Funds' investment advisor.  The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Emerging Markets, Healthcare and International Growth Funds. The Advisor is responsible for purchases and sales of domestic securities and the Sub-Advisor is responsible for sales of foreign securities for the Framlington Global Financial Services Fund.


                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)....................None
Sales Charges Imposed on Reinvested Dividends..................................None
Maximum Deferred Sales Charge..................................................None
Redemption Fees (2)............................................................None
Exchange Fees..................................................................None

------------------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown below are based on fees for the Funds' past fiscal year, except (i) the fees for the Index 500 Fund, Mid-Cap Growth Fund, Real Estate Equity Investment Fund and Value Fund have been restated to reflect the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus, (ii) the fees for the Index 500 Fund and the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year and (iii) the fees for the Micro-Cap Equity Fund, Small-Cap Value Fund, Growth Opportunities Fund, International Bond Fund and the Framlington Funds are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Micro-Cap Equity Fund, Framlington Healthcare Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund. [UPDATE]

                                                 ACCELERATING                       GROWTH &             GROWTH            INDEX
ANNUAL FUND OPERATING EXPENSES                      GROWTH          BALANCED         INCOME           OPPORTUNITIES         500
(AS A % OF AVERAGE NET ASSETS)                       FUND             FUND            FUND                FUND              FUND
------------------------------                       ----             ----            ----                ----              ----
Advisory Fees..............................          .75%             .65%             .75%                .75%            .07%*
Shareholder Servicing Fees.................          .25%             .25%             .25%                .25%            .25%
Other Expenses+............................          .20%             .32%             .20%                .40%++          .22%
                                                    ----             -----            -----               -----            ----
Total Fund Operating Expenses+.............         1.20%            1.22%            1.30%               1.40%++          .54%*
                                                    ----             -----            -----               -----            ----
                                                                       MICRO-      MULTI-      REAL ESTATE      SMALL-
                                                    INTERNATIONAL       CAP        SEASON        EQUITY          CAP
ANNUAL FUND OPERATING EXPENSES                         EQUITY          EQUITY      GROWTH       INVESTMENT      VALUE
(AS A % OF AVERAGE NET ASSETS)                          FUND            FUND        FUND          FUND           FUND
------------------------------                          ----            ----        ----          ----           ----
Advisory Fees..............................             .75%            1.00%        .75%*         .74%          .75%
Shareholder Servicing Fees.................             .25%             .25%        .25%          .25%          .25%
Other Expenses+............................             .26%             .25%++      .25%          .11%          .38%
                                                        ----            -------     ------        ----          ----
Total Fund Operating Expenses+.............            1.26%            1.50%++     1.25%*        1.10%         1.38%
                                                       =====            =====       =====         =====         =====
                                                                                               FRAMLINGTON
                                                       SMALL                    FRAMLINGTON      GLOBAL
                                                      COMPANY                     EMERGING      FINANCIAL     FRAMLINGTON
ANNUAL FUND OPERATING EXPENSES                         GROWTH        VALUE         MARKETS       SERVICES       HEALTHCARE
(AS A % OF AVERAGE NET ASSETS)                          FUND          FUND           FUND          FUND           FUND
------------------------------                          ----          ----           ----          ----           ----
Advisory Fees..............................             .75%           .74%         1.25%          .75%           1.00%
Shareholder Servicing Fees.................             .25%           .25%          .25%          .25%            .25%
Other Expenses+............................             .22%           .28%          .29%          .50%++          .30%++
                                                       -----           ----          -----        -----           -----
Total Fund Operating Expenses+.............            1.22%          1.27%          1.79%        1.50%++         1.55%++
                                                       =====          =====          =====        =====           =====
                                                     FRAMLINGTON                                                       U.S.
                                                    INTERNATIONAL                  INTERMEDIATE    INTERNATIONAL    GOVERNMENT
ANNUAL FUND OPERATING EXPENSES                          GROWTH           BOND          BOND            BOND           INCOME
(AS A % OF AVERAGE NET ASSETS)                           FUND            FUND          FUND            FUND            FUND
------------------------------                           ----            ----          ----            ----            ----
Advisory                                                1.00%            .50%          .50%            .50%             .50%
 Fees.......................................
Shareholder Servicing                                    .25%            .25%          .25%            .25%             .25%
 Fees.......................................
Other Expenses..............................             .30%            .21%          .18%            .35%             .21%
                                                        -----           -----         -----           -----            -----
Total Fund Operating Expenses...............            1.55%            .96%          .93%           1.10%             .96%
                                                        =====           =====         =====           =====            =====
                                                    MICHIGAN                       TAX-FREE                         TAX-FREE
                                                    TRIPLE TAX-     TAX-FREE     INTERMEDIATE         CASH            MONEY
ANNUAL FUND OPERATING EXPENSES                      FREE BOND         BOND           BOND          INVESTMENT        MARKET
(AS A % OF AVERAGE NET ASSETS)                        FUND            FUND           FUND             FUND             FUND
------------------------------                        ----            ----           ----             ----             ----
Advisory Fees..............................           .50%             .50%          .50%              .35%            .35%
Shareholder Servicing Fees.................           .25%             .25%          .25%              .15%            .15%
Other Expenses.............................           .13%             .20%          .18%              .20%            .18%
                                                     -----            -----         -----             -----           -----
Total Fund Operating Expenses..............           .88%             .95%          .93%              .70%            .68%
                                                     =====            =====         =====             =====           =====



ANNUAL FUND OPERATING EXPENSES                            U.S. TREASURY MONEY
(AS A % OF AVERAGE NET ASSETS)                                MARKET FUND
------------------------------                                -----------
Advisory Fees............................................        .35%
Shareholder Servicing Fees...............................        .15%
Other Expenses...........................................        .19%
                                                                 ---
Total Fund Operating Expenses............................        .69%
                                                                 ===
---------------
* The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waiver, the ratio of advisory fees to average net assets would be 1.00% for the Multi-Season Growth Fund and .15% for the Index 500 Fund and total fund operating expenses would be at 1.50% for the Multi-Season Growth Fund and .62% for the Index 500 Fund.
+   After expense reimbursements, if any.
++ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be as follows: 1.76% for the Framlington Healthcare Fund, 1.67% for the Framlington Global Financial Services Fund, 1.53% for the Growth Opportunities Fund and 1.60% for the Micro-Cap Equity Fund.


                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                           1 YEAR             3 YEARS             5 YEARS            10 YEARS
                                                           ------             --------            -------            --------
Accelerating Growth Fund                                     $12                 $38                 $66                $145
Balanced Fund                                                $12                 $39                 $67                $148
Growth & Income Fund                                         $12                 $38                 $66                $145
Growth Opportunities Fund                                    $14                 $45
Index 500 Fund                                               $ 6                 $17                 $30                $ 68
International Equity Fund                                    $13                 $40                 $69                $152
Micro-Cap Equity Fund                                        $15                 $47                 $82                $179
Multi-Season Growth Fund                                     $13                 $40                 $69                $151
Real Estate Equity Investment Fund                           $14                 $43                 $74                $162
Small-Cap Value Fund                                         $14                 $44                 $76                $166
Small Company Growth Fund                                    $12                 $39                 $67                $148
Value Fund                                                   $13                 $40                 $70                $153
Framlington Emerging Markets Fund                            $18                 $56                 $97                $211
Framlington Global Financial Services Fund                   $15                 $48
Framlington Healthcare Fund                                  $16                 $49                 $84                $185
Framlington International Growth Fund                        $16                 $49                 $84                $185
Bond Fund                                                    $10                 $31                 $53                $118
Intermediate Bond Fund                                       $ 9                 $30                 $51                $114
International Bond Fund                                      $11                 $35                 $61                $134
U.S. Government Income Fund                                  $10                 $31                 $53                $118
Michigan Triple Tax-Free Bond Fund                           $ 9                 $28                 $49                $108
Tax-Free Bond Fund                                           $10                 $30                 $53                $117
Tax-Free Intermediate Bond Fund                              $ 9                 $30                 $51                $114
Cash Investment Fund                                         $ 7                 $22                 $39                $ 87
Tax-Free Money Market Fund                                   $ 7                 $22                 $38                $ 85
U.S. Treasury Money Market Fund                              $ 7                 $22                 $38                $ 86

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                     ACCELERATING GROWTH FUND(A)
                                                -----------------------------------------------------------------------------
                                                 YEAR      YEAR         YEAR       PERIOD       YEAR         YEAR     PERIOD
                                                 ENDED     ENDED        ENDED       ENDED       ENDED        ENDED     ENDED
                                                6/30/98   6/30/97(H)   6/30/96    6/30/95(D)  2/28/95(D)    2/28/94   2/28/93
                                                -------   -------      -------    ----------  ----------    -------   -------
Net asset value, beginning of period............
Income from investment operations:
 Net investment income/(loss)...................
 Net realized and unrealized gain/(loss)
  on investments................................
 Total from investment operations...............
Less distributions:
 Dividends from net investment income...........
 Distributions from net realized gains..........
 Total distributions............................
 Net asset value, end of period.................
 Total return (b)...............................
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)...........
 Ratio of operating expenses to
  average net assets ...........................
 Ratio of net investment income/(loss) to
  average net assets............................
 Portfolio turnover rate........................
 Ratio of operating expenses to average net
  assets w/o waivers............................
 Average commission rate paid(f)................

_________________________________________
(a) The Munder Accelerating Growth Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Amount represents less than $0.01 per share.
(h) Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                 BALANCED FUND(A)
                                                  ----------------------------------------------------------------------------------
                                                      YEAR       YEAR          PERIOD         PERIOD          YEAR          PERIOD
                                                     ENDED       ENDED          ENDED          ENDED          ENDED          ENDED
                                                    6/30/98   6/30/97(g)     6/30/96(g)     6/30/95(d)     2/28/95(e)       2/28/94
                                                   --------   ----------     ----------     ----------     ----------       -------
Net asset value, beginning of period............

Income from investment operations:
  Net investment income.........................
  Net realized and unrealized gain/(loss) on
   investments..................................
  Total from investment operations..............
Less distributions:
  Dividends from net investment income..........
  Distributions from net realized gains.........
  Total distributions...........................
Net asset value, end of period..................
  Total return (b)..............................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)..........
  Ratio of operating expenses to average net
   assets.......................................
  Ratio of net investment income to average
   net assets...................................
  Portfolio turnover rate.......................
  Ratio of operating expenses to average net
   assets w/o waivers...........................
  Average commission paid rate(f)...............


---------------------------------------------
(a) The Munder Balanced Fund Class K Shares commenced operations on April 16, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                     GROWTH & INCOME FUND (a)
                                                          ------------------------------------------------------------------------
                                                             YEAR           YEAR            YEAR         PERIOD         PERIOD
                                                            ENDED           ENDED          ENDED          ENDED          ENDED
                                                            6/30/98       6/30/97(F)      6/30/96(F)    6/30/95(D)     2/28/95(E)
                                                          ------------   -----------     -----------    -----------    -----------
Net asset value, beginning of period...................
Income from investment operations:
  Net investment income................................
  Net realized and unrealized gain on investments......
  Total from investment operations.....................
Less distributions:
  Dividends from net investment income.................
  Distributions from net realized gains................
  Total distributions..................................
Net asset value, end of period.........................
  Total return(b)......................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................
  Ratio of operating expenses to average net assets....
  Ratio of net investment income to average net assets.
  Portfolio turnover rate..............................
  Ratio of operating expenses to average net assets
   w/o waivers.........................................
  Average commission rate paid(g)......................

_________________________________
(a) The Munder Growth & Income Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount represents less than $0.01 per share.

                                                                                           GROWTH
                                                                                   OPPORTUNITIES FUND(A)
                                                                              -----------------------------
                                                                                           PERIOD
                                                                                           ENDED
                                                                                          6/30/98
                                                                              -----------------------------
Net asset value, beginning of period...........................
Income from investment operations:
  Net investment income........................................
  Net realized and unrealized gain on investments..............
  Total from investment operations.............................
Less distributions:
  Dividends from net investment income.........................
  Distributions from net realized gains........................
  Total distributions..........................................
Net asset value, end of period.................................
  Total return (b).............................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).........................
  Ratio of operating expenses to average net assets ...........
  Ratio of net investment income to average net assets.........
  Portfolio turnover rate......................................
  Ratio of operating expenses to average net assets w/o
    waivers and/or expenses reimbursed.........................
  Average commission rate paid(g)..............................

__________________________

                                                                           INDEX 500 FUND(A)
                                               -------------------------------------------------------------------------------
                                                 YEAR      YEAR      YEAR        PERIOD          YEAR         YEAR     PERIOD
                                                 ENDED     ENDED     ENDED        ENDED          ENDED        ENDED     ENDED
                                                6/30/98   6/30/97   6/30/96(D)   6/30/95(E)   2/28/95(D,F)   2/28/94   2/28/93
                                               --------  --------  -----------  -----------  -------------  --------  --------
Net asset value, beginning of period........
Income from investment operations:
  Net investment income.....................
  Net realized and unrealized gain on
  investments...............................
  Total from investment operations..........
Less distributions:
  Dividends from net investment income......
  Distributions from net realized gains.....
  Total distributions.......................
Net asset value, end of period..............
  Total return(b)...........................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)......
  Ratio of operating expenses to average
  net assets ...............................
  Ratio of net investment income to average
  net assets................................
  Portfolio turnover rate...................
  Ratio of operating expenses to average net
  assets w/o waivers and/or expenses
  reimbursed................................
  Average commission rate paid(g)...........

--------------------------------------------
(a) The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the fund.

                                                                    INTERNATIONAL EQUITY FUND(a)
                                         -------------------------------------------------------------------------------------
                                           YEAR       YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD
                                           ENDED      ENDED        ENDED       ENDED          ENDED        ENDED       ENDED
                                          6/30/98   6/30/97(d)   6/30/96(d)   6/30/95(e)   2/28/95(d,f)   2/28/94     2/28/93
                                         --------  -----------  -----------  -----------  -------------  --------    ---------
Net asset value, beginning of
period.....................................
Income from investment operations:
  Net investment income....................
  Net realized and unrealized
    gain/(loss)on investments..............
  Total from investment operations.........
Less distributions:
  Dividends from net investment
    income.................................
  Distributions from net realized
    gains..................................
  Distributions from capital...............
  Total distributions......................
Net asset value, end of period.............
  Total return (b).........................
Ratios to average net
assets/supplemental data:
  Net assets, end of period (in 100's).....
  Ratio of operating expenses to
    average net assets.....................
  Ratio of net investment income to
    average net assets.....................
  Portfolio turnover rate..................
  Ratio of operating expenses to average
    net assets w/o waivers.................
  Average commission rate paid(g)..........

______________________________
(a) The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                         MICRO-CAP
                                                                                        EQUITY FUND
                                                                                    ------------------
                                                                                     YEAR       PERIOD
                                                                                     ENDED      ENDED
                                                                                    6/30/98    6/30/97
                                                                                    -------    -------
Net asset value, beginning of period..........................................
Income from investment operation:
  Net investment loss.........................................................
  Net realized and unrealized gain on investments.............................
  Total from investment operations............................................
Less distributions:
  Dividends from net investment income........................................
  Distributions from net realized gains.......................................
  Total distributions.........................................................
Net asset value, end of period................................................
  Total return (b)............................................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)........................................
  Ratio of operating expenses to average net assets ..........................
  Ratio of net investment loss to average net assets..........................
  Portfolio turnover rate.....................................................
  Ratio of operating expenses to average net assets w/o
  expenses reimbursed.........................................................
  Average commission rate paid(d).............................................

_______________________________
(a) The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996. The Munder Mid-Cap Growth Funvd Class K Shares commenced operations on October 2, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                                                                  MULTI-SEASON GROWTH FUND(a)
                                                             ----------------------------------------------------------
                                                                 YEAR         YEAR           YEAR            PERIOD
                                                                ENDED         ENDED           ENDED           ENDED
                                                                6/30/98     6/30/97(e)      6/30/96(e)      6/30/95(d,g)
                                                              ----------   -----------     -----------     -------------
Net asset value, beginning of period......................
Income from investment operations:
  Net investment income...................................
  Net realized and unrealized gain/(loss) on investments..
  Total from investment operations........................
Less distributions:
  Dividends from net investment income....................
  Distributions from net realized gains...................
  Total distributions.....................................
Net asset value, end of period............................
  Total return (b)........................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)....................
  Ratio of operating expenses to average net assets.......
  Ratio of net investment income to average net assets....
  Portfolio turnover rate.................................
  Ratio of operating expenses to average net assets w/o
   waivers................................................
  Average commission rate paid(f).........................

________________________________________

(a) The Munder Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(h) Amount represents less than $0.01 per share.

                                                             REAL ESTATE EQUITY                 SMALL-CAP
                                                             INVESTMENT FUND(A)               VALUE FUND(A)
                                                         ------------------------------------------------------
                                                            YEAR          PERIOD         YEAR          PERIOD
                                                            ENDED         ENDED          ENDED         ENDED
                                                           6/30/98        6/30/97       6/30/98      6/30/97(e)
                                                         ----------      ---------     ---------    -----------
Net asset value, beginning of period..................
Income from investment operations:
  Net investment income...............................
  Net realized and unrealized gain
  on investments......................................
  Total from investment operations....................
Less distributions:
  Dividends from net investment income................
  Distributions from net realized gains...............
  Distributions from paid-in capital..................
  Total distributions.................................
Net asset value, end of period........................
  Total return(b).....................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................
  Ratio of operating expenses to average
  net assets .........................................
  Ratio of net investment income to average
  net assets..........................................
  Portfolio turnover rate.............................
  Ratio of operating expenses to average
  net assets w/o waivers and/or expenses reimbursed...
  Average commission rate paid(g).....................

____________________________________

(a) The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996. The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                   SMALL COMPANY GROWTH FUND(a)
                                           --------------------------------------------------------------------------------------
                                              YEAR      YEAR          YEAR       PERIOD         YEAR         YEAR      PERIOD
                                              ENDED     ENDED         ENDED       ENDED         ENDED        ENDED      ENDED
                                             6/30/98   6/30/97(g)   6/30/96(g)  6/30/95(d)    2/28/95(e)    2/28/94    2/28/93
                                             -------   ---------    ---------   ---------     ---------     -------    -------
Net asset value, beginning of period.......
Income from investment operations:
   Net investment loss.....................
   Net realized and unrealized
   gain/(loss) on investments..............
   Total from investment operations........
Less distributions:
   Dividends from net investment income....
   Distributions from net realized gains...
   Total distributions.....................
Net asset value, end of period.............
   Total return(b).........................
Ratios to average net assets/supplemental
   data:
   Ratio of net investment loss to average
   net assets..............................
   Portfolio turnover rate.................
   Ratio of operating expenses to average
   net assets w/o waivers..................
   Average commission rate paid(f).........

____________________________

(a) The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                 VALUE FUND(a)
                                                                   -----------------------------------------
                                                                       YEAR           YEAR         PERIOD
                                                                      ENDED          ENDED          ENDED
                                                                     6/30/98       6/30/97(E)     6/30/96(E)
                                                                   -----------     ----------     ----------
Net asset value, beginning of period...........................
Income from investment operations:
   Net investment income........................................
   Net realized and unrealized gain on investments..............
   Total from investment operations.............................
Less distributions:
   Dividends from net investment income.........................
   Distributions from net realized gains........................
   Total distributions..........................................
Net asset value, end of period.................................
   Total return (b).............................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's).........................
   Ratio of operating expenses to average net assets............
   Ratio of net investment income to average net assets.........
   Portfolio turnover rate......................................
   Ratio of operating expenses to average net assets
    w/o waivers and/or expenses reimbursed......................
   Average commission rate paid(d)..............................

_______________________________________
(a) The Munder Value Fund Class K Shares commenced operations on November 30, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                             FRAMLINGTON             FRAMLINGTON              FRAMLINGTON            FRAMLINGTON
                                              EMERGING               HEALTHCARE           INTERNATIONAL GROWTH     GLOBAL FINANCIAL
                                           MARKETS FUND(A)             FUND(A)                  FUND(A)             SERVICES FUND
                                         ------------------------------------------------------------------------------------------
                                          YEAR       PERIOD         YEAR      PERIOD        YEAR      PERIOD             YEAR
                                          ENDED       ENDED         ENDED      ENDED        ENDED      ENDED             ENDED
                                         6/30/98    6/30/97(E)     6/30/98    6/30/97      6/30/98   6/30/97(E)         6/30/98
                                         -------    ----------     -------    -------      -------   ----------    ----------------
Net asset value, beginning of
 period.................................
Income from investment operations:
   Net investment income/(loss).........
   Net realized and unrealized
    gain on investments.................
   Total from investment operations.....
Less distributions:
   Dividends from net investment
    income..............................
   Distributions from net realized
    gains...............................
   Total distributions..................
Net asset value, end of period..........
   Total return (b).....................
Ratios to average net assets/
 supplemental data:
   Net assets, end of period (in
    000's)..............................
   Ratio of operating expenses to
    average net assets..................
   Ratio of net investment income/
    (loss) to average net assets........
   Portfolio turnover rate..............
   Ratio of operating expenses to
    average net assets w/o expenses
    reimbursed..........................
   Average commission rate paid(d)......

_______________________________________
(a) The Munder Framlington Emerging Markets Fund Class K Shares commenced operations on January 10, 1997. The Munder Framlington Healthcare Fund Class K Shares commenced operations on April 1, 1997. The Munder Framlington International Growth Fund Class K Shares commenced operations on January 10, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                      BOND FUND(A)
                                                ----------------------------------------------------------------------------------
                                                   YEAR       YEAR       YEAR        PERIOD        YEAR        YEAR       PERIOD
                                                   ENDED      ENDED      ENDED       ENDED         ENDED       ENDED      ENDED
                                                  6/30/98    6/30/97    6/30/96    6/30/95(e)   2/28/95(d,f)  2/28/94   2/28/93(e)
                                                ----------  ---------  ---------  -----------   ------------  --------  ----------
Net asset value, beginning of period........
Income from investment operations:
  Net investment income.....................
  Net realized and unrealized gain/(loss)
  on investments............................
  Total from investment operations..........
Less distributions:
  Dividends from net investment income......
  Distributions from net realized gains.....
  Total distributions.......................
Net asset value, end of period..............
  Total return(b)...........................
Ratios to average net
assets/supplemental data:
  Net assets, end of period (in 000's)......
  Ratio of operating expenses to
  average net assets........................
  Ratio of net investment income to
  average net assets........................
  Portfolio turnover rate...................
  Ratio of operating expenses to average
  net assets w/o waivers....................

__________________________________________
(a) The Munder Bond Fund Class K Shares commenced operations on November 23,
1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                           INTERMEDIATE BOND FUND(A)
                                           ------------------------------------------------------------------------------------
                                              YEAR       YEAR         YEAR        PERIOD        YEAR         YEAR       PERIOD
                                              ENDED      ENDED        ENDED       ENDED         ENDED        ENDED       ENDED
                                             6/30/98   6/30/97(F)    6/30/96    6/30/95(D)    2/28/95(E)    2/28/94     2/28/93
                                           ----------  ----------   ---------  ----------    -----------   --------    --------
Net asset value, beginning of period......
Income from investment operations:
   Net investment income..................
   Net realized and unrealized gain/(loss)
   on investments.........................
   Total from investment operations.......
Less distributions:
   Dividends from net investment income...
   Distributions from net realized gains..
   Total distributions....................
   Net asset value, end of period.........
   Total return(b)........................
Ratios to average net
assets/supplemental data:
   Net assets, end of period (in
   000's).................................
   Ratio of operating expenses to
   average net assets.....................
   Ratio of net investment income to
   average net assets.....................
   Portfolio turnover rate................
   Ratio of operating expenses to
   average net assets w/o waivers.........

______________________________________
(a) The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                               INTERNATIONAL                                                   US GOVERNMENT
                                                BOND FUND(A)                                                   INCOME FUND(A)
                                            --------------------------------------------------------------------------------------
                                              YEAR       YEAR        YEAR        YEAR         YEAR         PERIOD        PERIOD
                                              ENDED      ENDED       ENDED       ENDED        ENDED         ENDED         ENDED
                                             6/30/98    6/30/97     6/30/98     6/30/97     6/30/96(F)    6/30/95(D)    2/28/95(E)
                                            ---------   -------     -------     -------     ----------    ----------    ----------
Net asset value, beginning of period......
Income from investment operations:
  Net investment income...................
  Net realized and unrealized gain/(loss)
  on investments..........................
  Total from investment operations........
Less distributions:
  Dividends from net investment income....
  Distributions from net realized gains...
  Total distributions.....................
Net asset value, end of period............
  Total return (b)........................
Ratios to average net assets/supplemental
data:
  Net assets, end of period (in 000's)....
  Ratio of operating expenses to average
  net assets..............................
  Ratio of net investment income to
  average net assets......................
  Portfolio turnover rate.................
  Ratio of operating expenses to average
  net assets w/o waivers..................

_________________________________________
(a) The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997. The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.

                                                                         MICHIGAN TRIPLE TAX-FREE BOND FUND(A)
                                                    --------------------------------------------------------------------------------
                                                     YEAR        YEAR            YEAR          PERIOD           YEAR         PERIOD
                                                     ENDED       ENDED          ENDED           ENDED           ENDED        ENDED
                                                    6/30/98    6/30/97(d)     6/30/96(d)     6/30/95(d,e)    2/28/95(d,f)    2/28/94
                                                    -------    ----------     ----------     ------------    ------------    -------
Net asset value, beginning of period............
Income from investment operations:
  Net investment income.........................
  Net realized and unrealized gain/(loss)
  on investments................................
  Total from investment operations..............
Less distributions:
  Dividends from net investment income..........
  Distributions from net realized gains.........
  Total distributions...........................
Net asset value, end of period..................
  Total return (b)..............................
Ratios to average net
assets/supplemental data:
  Net assets, end of period (in 000's)..........
  Ratio of operating expenses to
  average net assets............................
  Ratio of net investment income to
  average net assets............................
  Portfolio turnover rate.......................
  Ratio of operating expenses to average
  net assets w/o waivers and/or expenses
  reimbursed....................................

____________________________________________
(a) The Munder Michigan Triple Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.

                                                                                        TAX-FREE BOND FUND(A)
                                                                --------------------------------------------------------------------
                                                                 YEAR          YEAR          YEAR           PERIOD         PERIOD
                                                                 ENDED         ENDED         ENDED           ENDED          ENDED
                                                                6/30/98     6/30/97(f)     6/30/96(f)     6/30/95(d,f)    2/28/95(e)
                                                                -------     ----------     ----------     ------------    ----------
Net asset value, beginning of period......................
Income from investment operations:
  Net investment income...................................
  Net realized and unrealized gain on investments.........
  Total from investment operations........................
Less distributions:
  Dividends from net investment income....................
  Distributions from net realized gains...................
  Total distributions.....................................
Net asset value, end of period............................
  Total return (b)........................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)....................
  Ratio of operating expenses to average net assets ......
  Ratio of net investment income to average net assets....
  Portfolio turnover rate.................................
  Ratio of operating expenses to average net assets w/o
  waivers and/or expenses reimbursed......................

____________________________________________
(a) The Munder Tax-Free Bond Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                              TAX-FREE INTERMEDIATE BOND FUND(A)
                                      ----------------------------------------------------------------------------------
                                         YEAR      YEAR         YEAR        PERIOD        YEAR         YEAR     PERIOD
                                         ENDED     ENDED        ENDED        ENDED        ENDED        ENDED     ENDED
                                        6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)   2/28/94   2/28/93
                                      ---------- -----------  ----------- ------------  -----------  --------- ---------
Net asset value, beginning of
 period..............................
Income from investment operations:
  Net investment income..............
  Net realized and unrealized
  gain/(loss) on investments.........
  Total from investment
  operations.........................
Less distributions:
  Dividends from net investment
  income.............................
  Distributions from net realized
  gains..............................
  Total distributions................
Net asset value, end of period.......
  Total return (b)...................
Ratios to average net assets/
 supplemental data:
  Net assets, end of period (in
  000's).............................
  Ratio of operating expenses to
  average net assets.................
  Ratio of net investment income to
  average net assets.................
  Portfolio turnover rate............
  Ratio of operating expenses to
  average net assets w/o waivers.....

____________________________________
(a) The Munder Tax-Free Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations

                                                                      TAX-FREE INTERMEDIATE BOND FUND(A)
                                                ---------------------------------------------------------------------------
                                                    YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                7/31/92(g)   7/31/91(g)   7/31/90(g)   7/31/89(g)   7/31/88(g)   7/31/87(g)
                                                -----------  ----------   ----------   ----------   ----------  -----------
Net asset value, beginning of period........
Income from investment operations:
  Net investment income.....................
  Net realized and unrealized
  gain/(loss) on investments................
  Total from investment operations..........
Less distributions:
  Dividends from net investment income......
  Distributions from net realized gains.....
  Total distributions.......................
  Net asset value, end of period............
  Total return (b)..........................
Ratios to average net assets
 /supplemental data:
  Net assets, end of period (in 000's)......
  Ratio of operating expenses to
  average net assets........................
  Ratio of net investment income to
  average net assets........................
  Portfolio turnover rate...................
  Ratio of operating expenses to
  average net assets w/o waivers............

____________________________________________
(a) The Munder Tax-Free Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                      CASH INVESTMENT FUND(A)
                                        ---------------------------------------------------------------------------------
                                          YEAR      YEAR      YEAR      PERIOD          YEAR          YEAR      PERIOD
                                          ENDED     ENDED     ENDED      ENDED          ENDED         ENDED      ENDED
                                         6/30/98   6/30/97   6/30/96   6/30/95(d)     2/28/95(e)     2/28/94   2/28/93(e)
                                        --------  --------  --------  -----------    -----------    --------- -----------
Net asset value, beginning of
 period..............................
Income from investment operations:
  Net investment income..............
  Total from investment
  operations.........................
Less distributions:
  Dividends from net investment
  income.............................
  Total distributions................
Net asset value, end of period.......
  Total return (b)...................
Ratios to average net
 assets/supplemental data:
  Net assets, end of period (in
  000's).............................
  Ratio of operating expenses to
  average net assets.................
  Ratio of net investment income to
  average net assets.................
  Ratio of operating expenses to
  average net assets w/o waivers.....

_________________________________________
(a) The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                         TAX-FREE MONEY MARKET FUND(a)
                                                -------------------------------------------------------------------------------
                                                  YEAR      YEAR      YEAR      PERIOD          YEAR          YEAR      PERIOD
                                                  ENDED     ENDED     ENDED      ENDED          ENDED         ENDED     ENDED
                                                 6/30/98   6/30/97   6/30/96   6/30/95(d)     2/28/95(e)     2/28/94    2/28/93
                                                --------  --------  --------  -----------    -----------    ---------  --------
Net asset value, beginning of period.......
Income from investment operations:
  Net investment income....................
  Total from investment operations.........
Less distributions:
  Dividends from net investment income.....
  Total distributions......................
Net asset value, end of period.............
  Total return (b).........................
Ratios to average net assets
 /supplemental data:
  Net assets, end of period (in 000's).....
  Ratio of operating expenses to
  average net assets.......................
  Ratio of net investment income to
  average net assets.......................
  Ratio of operating expenses to
  average net assets w/o waivers...........

________________________________________
(a) The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                       US TREASURY MONEY MARKET FUND(a)
                                              --------------------------------------------------------------------------------------
                                                YEAR       YEAR        YEAR        PERIOD           YEAR           YEAR      PERIOD
                                               ENDED      ENDED       ENDED         ENDED          ENDED          ENDED       ENDED
                                              6/30/98    6/30/97     6/30/96      6/30/95(d)     2/28/95(e)      2/28/94     2/28/93
                                              -------    -------     -------      ----------     ---------       -------     -------
Net asset value, beginning of period........
Income from investment operations:
  Net investment income.....................
  Total from investment operations..........
Less distributions:
  Dividends from net investment income......
  Total distributions.......................
Net asset value, end of period..............
  Total return (b)..........................
Ratios to average net assets/
supplemental data:
  Net assets, end of period (in 000's)......
  Ratio of operating expenses to average
  net assets................................
  Ratio of net investment income to average
  net assets................................
  Ratio of operating expenses to average
  net assets w/o waivers....................

_____________________________________________
(a) The Munder U.S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                  FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

     This Prospectus offers Class K Shares of the Funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Funds' Investments and Investment Practices?"

                            ACCELERATING GROWTH FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing Equity Securities, the Advisor considers, among other factors:
     .    the potential for accelerated earnings growth
     .    the maintenance of a substantial competitive advantage
     .    a focused management team
     .    a stable balance sheet.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

     The Fund is closed to new investments.

                                 BALANCED FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups:
Equity Securities, Fixed Income Securities and Cash Equivalents.

     . The Fund normally will invest at least 25% of its assets in Fixed Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

     The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:
     .    general market and economic conditions and trends
     .    interest rates and inflation rates
     .    fiscal and monetary developments
     .    long-term corporate earnings growth.

     The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              GROWTH & INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

     . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.
     . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.
     . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

     The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

     The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or Old MCM, Inc. ("MCM"), the predecessor to the Advisor, since January 1987.

                           GROWTH OPPORTUNITIES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $500 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth
     .    financial stability
     .    relative market value
     .    price changes compared to the Standard & Poor's MidCap 400 Index.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                                 INDEX 500 FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

     The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that changes in the Fund's price mirror exactly changes in the S&P 500.
The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

     The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

                           INTERNATIONAL EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of Foreign Securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

     After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

     . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

     . The Fund emphasizes companies with a market capitalization of at least $100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-
1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

     The Advisor will choose companies that:
     .    present the ability to grow significantly over the next several years
     . may benefit from changes in technology, regulations and industry sector trends
     . are still in the developmental stage and may have limited product lines.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                            MULTI-SEASON GROWTH FUND

     GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of companies with market capitalizations of over $1 billion.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth
     .    financial stability
     .    relative market value
     .    price changes compared to the S&P 500.

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the Chairman of the Advisor.

                       REAL ESTATE EQUITY INVESTMENT FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

     Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:
     .    equity real estate investment trusts ("REITS")
     .    brokers, home builders and real estate developers
     . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)
     .    manufacturers and distributors of building supplies
     .    mortgage REITS
     .    financial institutions which issue or service mortgages.

     In addition, the Fund may invest:
     . up to 35% of its assets in companies other than real estate industry companies

     . in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

     .    in REITS only if they are traded on a securities exchange or NASDAQ.

     PORTFOLIO MANAGEMENT. Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund has managed the Fund since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).
Mr. Crosby has managed the Fund since March 1998. Mr. Crosby formerly was the primary analyst of the Fund (1996-1998). Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                              SMALL-CAP VALUE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:
     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. ("Woodbridge") (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                           SMALL COMPANY GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:
     .    above-average growth prospects
     .    participation in a fast-growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst from 1995 to 1996. Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                   VALUE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation, its secondary goal is to provide income. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

     .    The Fund will invest at least 65% of its assets in Equity Securities.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:
     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast-growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                       FRAMLINGTON EMERGING MARKETS FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

     A company will be considered to be in an emerging market country if:
     . the company is organized under the laws of, or has a principal office in, an emerging market country,
     .    the company's stock is traded primarily in an emerging market country,
     .    most of the company's assets are in an emerging market country, or
     . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                   FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in Equity Securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:

     .    commercial, industrial and investment banks
     .    savings and loan associations
     .    brokerage companies
     .    consumer and industrial finance companies
     .    real estate and leasing companies
     .    insurance companies
     .    holding companies for each of the above.

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT. A committee of professional managers employed by the Advisor or the Sub-Advisor makes decisions for the Fund.

                          FRAMLINGTON HEALTHCARE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

     The Fund will invest in:
     .    pharmaceutical producers
     .    biotechnology firms
     .    medical device and instrument manufacturers
     .    distributors of healthcare products
     .    healthcare providers and managers
     .    other healthcare service companies.

     Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

     The Sub-Advisor will choose companies that demonstrate:
     .    above-average profitability
     .    high quality management
     .    the ability to grow significantly in their countries.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                                   BOND FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide a high level of current income, its secondary goal is capital appreciation.
     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                             INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

     . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between three and eight years.

     PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                            INTERNATIONAL BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and fifteen years. The Fund will invest mostly in:


     . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions
     . debt securities issued or guaranteed by supra-national organizations, such as the World Bank
     .    debt securities of banks or bank holding companies
     .    corporate debt securities
     .    other debt securities, including those convertible into foreign stock.

     PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.
     . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government Obligations.
     . The Fund's dollar-weighted average maturity generally will be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                       MICHIGAN TRIPLE TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

     . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.

     . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                               TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

     . The Fund invests primarily in intermediate-term and long-term Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                        TAX-FREE INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

     . Under normal market conditions, at least 65% of the Fund's net assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
     .    The Fund invests in Michigan Municipal Obligations from time to time.
     . The Fund generally buys obligations with remaining maturities of ten years or less.
     . The Fund's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                              CASH INVESTMENT FUND

     . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     . The Fund invests in a broad range of short-term, high quality, U.S. dollar-denominated instruments.

                           TAX-FREE MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.
     . The Fund invests substantially all of its assets in short-term, U.S. dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.
     . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                        U.S. TREASURY MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
     . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                      WHO MAY WANT TO INVEST IN THE FUNDS?

Equity Funds

     These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

Bond Funds and Tax-Free Funds

     These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

Money Market Funds

     These Funds are designed for investors who desire a high level of income and liquidity and stability of principal.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENTS PRACTICES?

     Each Equity Fund invests in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Funds. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

     All Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

     The Equity Funds may purchase ADRS, EDRS and GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Funds (other than the U.S. Treasury Money Market Fund) may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     Each Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Equity Funds will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

     Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

     The Tax-Free Funds will acquire long-term instruments only if they are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. These Funds will acquire short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

     The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

     Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

     Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Money Market Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

INVESTMENT CHARTS

     The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                  EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                                         GROWTH                             INTER-     MICRO-
          INVESTMENTS AND                      ACCELERATING                &         GROWTH       INDEX    NATIONAL     CAP
        INVESTMENT PRACTICES                      GROWTH      BALANCED   INCOME   OPPORTUNITIES    500      EQUITY     EQUITY
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Includes securities            25%         25%       25%          25%          25%        Y         25%
 issued by non-U.S. companies.  Present more
 risks than U.S. securities.
---------------------------------------------------------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed income            Y           Y        20%           Y            Y         Y          Y
 securities which are rated below investment
 grade by Standard & Poor's ratings service,
 Moody's Investors Service, Inc. or other
 nationally recognized rating agency.
 considered riskier than investment grade
 securities.
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED SECURITIES.            N           Y         N            N            N         N          N
 Includes debt securities backed by mortgages,
 installment sales contracts and credit card
 receivables.
---------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes participations         N           Y         N            N            N         N          N
 in trusts that hold U.S. treasury and agency
 securities which represent either the
 interest payments or principal payments on
 the securities or combination of both.
---------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.         Y           Y         Y            Y            Y         Y          Y
 Obligations of a fund to purchase or sell a
 specific currency at a future date at a set
 price.  May decrease a fund's loss due to a
 change in a currency value, but also limits
 gains from currency changes.
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.       Y           Y         Y            Y            Y         Y          Y
 Agreement by a fund to purchase securities at
 a set price, with delivery and payment in the
 future.  The value of securities may change
 between the time the price is set and
 payment.  Not to be used for speculation.
---------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (1) Contracts        Y           Y         Y            Y            Y         Y          Y
 in which a fund has the right or the
 obligation, at maturity, to make delivery of
 or receive securities, the cash value of an
 index, or foreign currency.  Used for hedging
 purposes or to maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS. A fund may buy options giving it the        Y           Y         Y            Y            Y         Y          Y
 right to require a buyer to buy a security
 held by the fund (put options), buy options
 giving it the right to require a seller to
 sell securities to the fund (call options),
 sell (write) options giving a buyer the right
 to require the fund to buy securities from
 the buyer or write options giving a buyer the
 right to require the fund to sell securities
 to the buyer, during a set time at a set
 price.  Options may relate to securities
 indices, individual securities, foreign
 currencies or futures contracts.  See the SAI
 for more details and additional limitations.
---------------------------------------------------------------------------------------------------------------------------------

KEY:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1) THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2)  BASED ON NET ASSETS.

---------------------------------------------------------------------------------------------------------------------------------
MULTI-     REAL ESTATE    SMALL-     SMALL              FRAMLINGTON        FRAMLINGTON                            FRAMLINGTON
SEASON       EQUITY        CAP      COMPANY              EMERGING        GLOBAL FINANCIAL      FRAMLINGTON       INTERNATIONAL
GROWTH     INVESTMENT     VALUE      GROWTH    VALUE     MARKETS            SERVICES            HEALTHCARE          GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 25%            N          25%         25%       25%        Y                   Y                   Y                  Y

---------------------------------------------------------------------------------------------------------------------------------
Y               5%          Y           Y         Y         Y                   Y                   Y                  Y



---------------------------------------------------------------------------------------------------------------------------------
N               N           N           N         N         N                   Y                   N                  N


---------------------------------------------------------------------------------------------------------------------------------
N               N           N           N         N         N                   Y                   N                  N



---------------------------------------------------------------------------------------------------------------------------------
Y               N           Y           Y         Y         Y                   Y                   Y                  Y



---------------------------------------------------------------------------------------------------------------------------------
Y               Y           Y           Y         Y         Y                   Y                   Y                  Y



---------------------------------------------------------------------------------------------------------------------------------
Y               Y           Y           Y         Y         Y                   Y                   Y                  Y



---------------------------------------------------------------------------------------------------------------------------------
Y               Y           Y           Y         Y         Y                   Y                   Y                  Y



---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS AND                                                                                             INTER-    MICRO-
INVESTMENT PRACTICES                          ACCELERATING              GROWTH &      GROWTH       INDEX     NATIONAL    CAP
                                                 GROWTH      BALANCED    INCOME    OPPORTUNITIES    500       EQUITY    EQUITY
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A fund sells         Y           Y          Y             Y           Y           Y        Y
 securities and agrees to buy them back
 later at an agreed upon time and price.  A
 method to borrow money for temporary
 purposes.
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS. Companies,           N           N          N             N           N           N        N
 usually traded publicly, that manage a
 portfolio of real estate.  Risks involved
 in such investments include vulnerability
 to decline in real estate prices and new
 construction rates.
-------------------------------------------------------------------------------------------------------------------------------
SHORT SALES. A transaction in which the fund        N           N          N             N           N           N        N
 sells a security it does not own in
 anticipation that the market price of that
 security will decline.  It must borrow the
 security sold short and deliver it to the
 broker-dealer through which it made the
 short sale as collateral for its obligation
 to deliver the security upon conclusion of
 the sale.  May also sell securities that it
 owns or has the right to acquire at no
 additional cost but does not intend to
 deliver to the buyer, a practice known as
 selling short "against the box."
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no        15%(2)      15%(2)     15%(2)        15%(2)      15%(2)      15%(2)   15%(2)
 ready market for these securities, which
 inhibits the ability to sell them for full
 market value, or there are legal
 restrictions on their resale by the fund.
-------------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend               25%         25%        25%           25%         25%         25%      25%
 securities to financial institutions which
 pay for the use of the securities. May
 increase return.  Slight risk of borrower
 failing financially.
-------------------------------------------------------------------------------------------------------------------------------

KEY:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1) THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2)  BASED ON NET ASSETS.

-------------------------------------------------------------------------------------------------------------------------------
MULTI-      REAL ESTATE    SMALL-     SMALL              FRAMLINGTON       FRAMLINGTON                          FRAMLINGTON
SEASON        EQUITY        CAP      COMPANY              EMERGING       GLOBAL FINANCIAL      FRAMLINGTON     INTERNATIONAL
GROWTH      INVESTMENT     VALUE     GROWTH     VALUE      MARKETS          SERVICES            HEALTHCARE         GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  Y             Y            Y          Y         Y            Y                Y                   Y                 Y


-------------------------------------------------------------------------------------------------------------------------------
    N           N            N          N         N            N                N                   N                 N


-------------------------------------------------------------------------------------------------------------------------------
    N           N            N          N         N            N                N                   N                 N



-------------------------------------------------------------------------------------------------------------------------------
  15%(2)      15%(2)       15%(2)     15%(2)    15%(2)       15%(2)           15%(2)              15%(2)            15%(2)


-------------------------------------------------------------------------------------------------------------------------------
  25%         25%          25%        25%       25%          25%              25%                 25%             25%


-------------------------------------------------------------------------------------------------------------------------------

                                   BOND FUNDS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          U.S.
                          INVESTMENTS AND                                        BOND   INTERMEDIATE   INTERNATIONAL   GOVERNMENT
                        INVESTMENT PRACTICES                                     FUND     BOND FUND      BOND FUND     INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Securities issued by foreign governments and their           25%        25%             Y             25%
 agencies, instrumentalities or political subdivisions, supranational organizations, and foreign corporations.  Does not include bank obligations.
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES. Includes debt securities backed by mortgages,            Y           Y              Y               Y
 installment sales contracts and credit card receivables.
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE AND CURRENCY SWAPS. Agreement to exchange payments calculated on    Y(1)        Y(1)           Y               Y(1)
 the basis of relative interest or currency rates.  Derivative instruments used solely for hedging.
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE CAPS AND FLOORS. Entitle purchaser to receive payments of           N           N              Y               N
 interest to the extent that a specified reference rate exceeds or falls below a predetermined level.
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS. Include securities issued by, or guaranteed by,      Y           Y              Y               Y
 the U.S. Government or its agencies or instrumentalities.
----------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Include participations in trusts that hold U.S. Treasury     Y           Y              Y               Y
 and agency securities which represent either the interest payments or principal payments on the securities or combination of both.
----------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy them     Y           Y              Y               Y
 back later at an agreed upon time and price.  A method to borrow money for temporary purposes.
----------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a fund to purchase    Y           Y              Y               Y
 or sell a specific currency at a future date at a set price.  May decrease a fund's loss due to a change in a currency value, but also limits gains from currency changes.
----------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS. U.S. Dollar denominated bank obligations, including             Y           Y              Y               Y
 certificates of deposit, bankers' acceptances, bank notes and time deposits, issued by u.s. or foreign banks or savings institutions having total assets in excess of $1 billion.
----------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS. Fixed income securities issued or         N           N              Y               N
 guaranteed by supranational organizations such as the world bank.
----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS. Agreements by a fund to make payments to an      Y           Y              Y               Y
 insurance company's general account in exchange for a minimum level of interest based on an index.
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements by a fund to purchase  [25%]       [25%]           [25%]          [25%]
 securities at a set price, with delivery and payment in the future.  The value of securities may change between the time the price is set and payment.  Not to be used for speculation.
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these securities,     15%(2)      15%(2)         15%(2)          15%(2)
 which inhibits the ability to sell them for full market value, or there are legal restrictions on their resale by the fund.
----------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (3) Contracts in which a fund has the right or    Y           Y              Y               Y
 the obligation, at maturity, to make delivery of, or receive securities, the cash value of an index, or foreign currency.  Used for hedging purposes or to maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a   Y           Y              Y               Y
 security held by the fund (put options), buy options giving it the right to require a seller to sell securities to the fund (call options), sell (write)
 options giving a buyer the right to require the fund to buy securities from the buyer or write options giving a buyer the right to require the fund to sell securities to the buyer, during a set time at a set price.  Options may relate to securities indices, individual securities, foreign currencies or futures contracts.  See the SAI for more details and additional limitations.
----------------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial institutions which    25%         25%            25%             25%
 pay for the use of the securities. May increase return.  Slight risk of borrower failing financially.
----------------------------------------------------------------------------------------------------------------------------------

KEY:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  INTEREST RATE SWAPS ONLY.
(2)  BASED ON NET ASSETS.

                                 TAX-FREE FUNDS

-------------------------------------------------------------------------------------------------------------------------------
                   INVESTMENTS AND                         MICHIGAN TRIPLE         TAX-FREE BOND FUND       TAX-FREE INTERMEDIATE
                INVESTMENT PRACTICES                      TAX-FREE BOND FUND                                      BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS. Payable from the issuer's                  Y                        Y                          Y
 general revenue, the revenue of a specific project,
 current revenues or a reserve fund.
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL OBLIGATIONS. Municipal                         Y                        Y                          Y
 obligations issued by the state of michigan and its
 political subdivisions.
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Securities issued by foreign                 10%                      10%                         10%
 governments and their agencies, instrumentalities
 or political subdivisions, supranational
 organizations, and foreign corporations.  Does not
 include bank obligations.
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.                   [25%]                    [25%]                       [25%]
 Agreements by a fund to purchase securities at a
 set price, with delivery and payment in the future.
 the value of securities may change between the time
 the price is set and payment.  Not to be used for
 speculation.
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready                  15%(1)                   15%(1)                      15%(1)
 market for these securities, which inhibits the
 ability to sell them for full market value, or
 there are legal restrictions on their resale by the
 fund.
-------------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to                 25%                      25%                         25%
 financial institutions which pay for the use of the
 securities. may increase return.  Slight risk of
 borrower failing financially.
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES. Includes U.S. Treasury                  Y                        Y                          Y
 bills, notes and bonds.
-------------------------------------------------------------------------------------------------------------------------------

KEY:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.

                               MONEY MARKET FUNDS

--------------------------------------------------------------------------------------------------------------------------------
                            INVESTMENTS AND                                     CASH          TAX-FREE         U.S. TREASURY
                          INVESTMENT PRACTICES                               INVESTMENT        MONEY               MONEY
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS:
    .  Commercial paper (including paper of Canadian companies, Canadian         Y                N                  N
       branches of U.S. companies, and Europaper)
    .  Corporate bonds                                                           Y                N                  N
    .  Other short-term obligations                                              Y                N                  N
    .  Variable master demand notes                                              Y                N                  N
    .  Bond debentures                                                           Y                N                  N
    .  Notes.                                                                    Y                N                  N
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES. Include debt securities backed by mortgages,            Y                N                  N
 installment sales contracts and credit card receivables.
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
    .  Issued or guaranteed by U.S. Government                                   Y                N                  Y
    .  Issued or guaranteed by U.S. Government Agencies and                      Y                N                  N
       instrumentalities
--------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS. U.S. dollar denominated bank obligations, including            Y                N                  N
 certificates of deposit, bankers' acceptances, bank notes, time deposits issued by U.S. or foreign banks or savings institutions having total assets in excess of $1 billion.
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES:
    .  Participation in trusts that hold U.S. Treasury and agency securities     Y                Y                  N
    .  U.S. Treasury-issued receipts                                             Y                Y                  35%
    .  Non-U.S. Treasury receipts.                                               Y                Y                  N
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL REVENUE OBLIGATIONS. Obligations the interest on which is              N                Y                  N
 paid solely from the revenues of similar projects.
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS. Payable from the issuer's general revenue, the            5%        No more than 25% in       N
 revenue of a specific project, current revenues or a reserve fund.                         any one state
--------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to             Y                N                  Y
 buy them back later at an agreed upon time and price.  A method to borrow money for temporary purposes.
--------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS. Agreements by a Fund to make payments
 to an insurance company's general account in exchange for a minimum             Y                N                  N
 level of interest based on an index.
--------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements by a Fund to
 purchase securities at a set price, with delivery and payment in the           [25%]            [25%]              [25%]
 future.  The value of securities may change between the time the price is set and payment.  Not to be used for speculation.
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Debt obligations issued by foreign governments,             25%              N                  N
 and their agencies, instrumentalities or political subdivisions, supranational organizations and foreign corporations.  Does not include Bank Obligations.
--------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these                10%(1)           10%(1)             10%(1)
 securities, which inhibits the ability to sell them for full market value, or there are legal restrictions on their resale by the Fund.
--------------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial                      25%              25%                25%
 institutions which pay for the use of the securities. May increase return.  Slight risk of borrower failing financially.
--------------------------------------------------------------------------------------------------------------------------------

Key:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

All Funds

     Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:
(1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position and (7) inability to close out certain hedged positions to avoid adverse tax consequences.

     To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Equity Funds

     Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Bond Funds and Tax-Free Funds

     The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund.
Investing in these Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

     Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in these Funds is not guaranteed.


     Although the Cash Investment Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

     Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

Growth Opportunities Fund, Micro-Cap Equity Fund, Small-Cap Value Fund and Small Company Growth Fund

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

     Investing in any of these Funds, with their larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Framlington Global Financial Services Fund

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

Framlington Healthcare Fund

     The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Real Estate Equity Investment Fund

     The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

     These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

     One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

     Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

     The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Funds and the Tax-Free Money Market Fund which may also be quoted from time to time, shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

     You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                              PURCHASES OF SHARES

     Customers of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class K Shares is the net asset value ("NAV") next determined after we receive your order in proper form. Except in certain limited circumstances, each Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

     Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                           HOW CAN I PURCHASE SHARES?

     All share purchases are effected through a Customer's account at an institution and confirmations of share purchases will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers.

     We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.


     You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     Redemption orders are effected at the NAV per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

     . FREE CHECKWRITING. Free checkwriting is available to holders of Class K Shares of the Bond Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

     The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

     Investment Advisor and Sub-Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

     The Advisor provides overall investment management and research and credit analysis for each Fund and is responsible for all purchases and sales of portfolio securities for each Fund other than the Framlington Funds.

     Framlington Overseas Investment Management Limited is the sub-advisor of the Framlington Funds. The Sub-Advisor is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Sub-Advisor provides research and credit analysis for each of the Framlington Funds and is responsible for all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. Each of the Advisor and Sub-Advisor manages a portion of the assets of the Framlington Global Financial Services Fund. The Advisor is responsible for all purchases and sales of domestic securities held by the Fund. The Sub-Advisor is responsible for the allocation of the Fund's assets among countries and for all purchases and sales of foreign securities held by the Fund.

     During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Accelerating Growth Fund                           0.75%   Framlington Global Financial Services Fund                0.75%
Balanced Fund                                      0.65%   Framlington Healthcare Fund                               1.00%
Growth & Income Fund                               0.75%   Framlington International Growth Fund                     1.00%
Growth Opportunities                               0.75%   Bond Fund                                                 0.50%
Index 500 Fund                                     0.07%   Intermediate Bond Fund                                    0.50%
International Equity Fund                          0.75%   International Bond Fund                                   0.50%
Micro-Cap Equity Fund                              1.00%   U.S. Government Income Fund                               0.50%
Multi-Season Growth Fund                           0.75%   Michigan Triple Tax-Free Bond Fund                        0.50%
Real Estate Equity Investment Fund                 0.74%   Tax-Free Bond Fund                                        0.50%
Small-Cap Value Fund                               0.75%   Tax-Free Intermediate Bond Fund                           0.50%
Small Company Growth Fund                          0.75%   Cash Investment Fund                                      0.35%
Value Fund                                         0.74%   Tax-Free Money Market Fund                                0.35%
Framlington Emerging Markets Fund                  1.25%   U.S. Treasury Money Market Fund                           0.35%

     The Advisor waived advisory fees during the past fiscal year for the Index 500 Fund and the Multi-Season Growth Fund. The Advisor is entitled to receive an annual fee equal to .20% of the first $250 million of the Index 500 Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

     The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     PERFORMANCE INFORMATION. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially equivalent to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

     The table for each Fund:

     . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;
     .    assumes that net investment income and dividends have been reinvested;
     . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

     . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue
          Code of 1986, as amended) as the corresponding Fund; and
     .    indicates past performance only and does not predict future results.

                       PERIOD ENDED                          MUNDER ACCELERATING GROWTH
                      JUNE 30, 1998                             FUND (CLASS K)*                     S&P 500**
                      -------------                             ---------------                     -------
1 Year......................................................           %                               %
3 Years.....................................................           %                               %
5 Years.....................................................           %                               %
Inception on January 1, 1990................................           %                               %

----------------
* Converted from collective trust fund to mutual fund on November 23, 1992.
** S&P 500 performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                       PERIOD ENDED                               MUNDER SMALL COMPANY              RUSSELL 2000
                      JUNE 30, 1998                              GROWTH FUND (CLASS K)*                INDEX**
                      -------------                              ----------------------                ------
1 Year......................................................               %                             %
3 Years.....................................................               %                             %
5 Years.....................................................               %                             %
10 Years....................................................               %                             %
Inception on December 31, 1982..............................               %

----------------
* Converted from collective trust fund to mutual fund on November 23, 1992.
** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                    PERIOD ENDED                          MUNDER INTERNATIONAL         FT/S&P ACTUARIES WORLD
                   JUNE 30, 1998                         EQUITY FUND (CLASS K)*            INDEX EX. US**
                   -------------                         --------------------              ------------
1 Year................................................            %                              %
3 Years...............................................            %                              %
5 Years...............................................            %                              %
Inception on September 30, 1990.......................            %                              %

----------------

* Converted from collective trust fund to mutual fund on November 23, 1992.
** FT/S&P Actuaries World Index ex. U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Ibbotson Associates, Inc.

                       PERIOD ENDED                                 MUNDER INDEX 500 FUND            S&P 500
                      JUNE 30, 1998                                      (CLASS K)*                  INDEX**
                      -------------                                      ---------                   -----
1 Year...........................................................           %                          %
3 Years..........................................................           %                          %
5 Years..........................................................           %                          %
10 Years.........................................................           %                          %
Inception on January 27, 1988....................................           %                          %

-----------------
* Converted from collective trust fund to mutual fund on December 7, 1992. ** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                                                            LEHMAN BROTHERS
                       PERIOD ENDED                               MUNDER BOND FUND         GOV'T/CORP. BOND
                      JUNE 30, 1998                                 (CLASS K)*                   INDEX**
                      -------------                                 ---------                    -----
1 Year......................................................            %                           %
3 Years.....................................................            %                           %
5 Years.....................................................            %                           %
10 Years....................................................            %                           %

-----------------
* Converted from collective trust fund to mutual fund on November 23, 1992.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                                                                LEHMAN BROTHERS
                                                                MUNDER US GOVERNMENT              GOV'T/CORP.
                       PERIOD ENDED                                 INCOME FUND                      BOND
                      JUNE 30, 1998                                  (CLASS K)*                     INDEX**
                      -------------                                  ---------                      -----
1 Year......................................................            %                             %
3 Years.....................................................            %                             %
5 Years.....................................................            %                             %
10 Years....................................................            %                             %

-----------------
*Converted from collective trust fund to mutual fund on July 5, 1994.
**Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.

                                                                MUNDER INTERMEDIATE            LEHMAN BROTHERS
                       PERIOD ENDED                                  BOND FUND            INTERMEDIATE GOV'T/BOND
                      JUNE 30, 1998                                  (CLASS K)*                    INDEX**
                      -------------                                  ---------                     -----
1 Year......................................................             %                           %
3 Years.....................................................             %                           %
5 Years.....................................................             %                           %
10 Years....................................................             %                           %
Inception on March 31, 1982.................................             %                           %

-----------------
*Converted from collective trust fund to mutual fund on November 20, 1992. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                                       MUNDER TAX-FREE                   LEHMAN
                       PERIOD ENDED                                       BOND FUND                   20-YEAR MUNI
                      JUNE 30, 1998                                      (CLASS K)*                   BOND INDEX**
                      -------------                                      ---------                    ----------
1 Year......................................................                 %                              %
3 Years.....................................................                 %                              %
5 Years.....................................................                 %                              %
10 Years....................................................                 %                              %

--------------
*Converted from common trust fund to mutual fund on July 5, 1994.
**Lehman 20-Year Municipal Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.

INDICES

     The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

     The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

     The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

     The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

     The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

     The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

PERFORMANCE OF FRAMLINGTON ACCOUNTS MANAGED BY THE SUB-ADVISOR

     The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

     You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                                                                         S&P HEALTHCARE
               PERIOD ENDED                                UK HEALTH                 COMPOSITE INDEX CAPITAL
             DECEMBER 31, 1996                             PORTFOLIO                         CHANGE
             -----------------                             ---------                         ------
1 Year.......................................                10.75%                           18.48%
3 Years......................................                96.93%                          100.49%
5 Years......................................                99.43%                           45.60%
Inception on April 30, 1987..................               411.08%                          239.64%

     Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of UK tax. Source: Micropal.

     S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

               PERIOD ENDED                            CANADIAN EMERGING                      MSCI EMERGING
             DECEMBER 31, 1996                          MARKETS ACCOUNT                 MARKETS FREE TOTAL RETURN
             -----------------                          ---------------                 -------------------------
1 Year.......................................                 5.16%                               6.03%
Inception on November 1, 1994................                (3.68)%                            (12.37)%

     MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

     The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

     The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Funds' custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as the Funds' sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

     The Funds have adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K Shares are sold through institutions which enter into shareholder servicing agreements with the Funds. The agreements require the institutions to provide shareholder services to their Customers who from time to time own of record or beneficially Class K Shares in return for payment by a Fund at a rate not exceeding .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers. Class K Shares bear all fees paid to institutions under the Class K Plan. Payments under the Class K Plan are not tied exclusively to the shareholder expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred.

     The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to Customers showing their positions in Class K Shares; providing sub-accounting with respect to Class K Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquires from customers concerning their investment in Class K Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

     Comerica currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Growth Opportunities Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund) and the Tax-Free Funds pay dividends monthly.
Dividends for the Money Market Funds are declared daily and paid monthly.

     Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

     It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

     This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds have been informed that their major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                                   APPENDIX A

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

                                CLASS Y SHARES

                                    PROSPECTUS


                              OCTOBER 27, 1998

                       THE MUNDER EQUITY FUNDS

                           Accelerating Growth
                                      Balanced
                               Growth & Income
                          Growth Opportunities
                          International Equity
                              Micro-Cap Equity
                           Multi-Season Growth
                                        NetNet
                 Real Estate Equity Investment
                               Small-Cap Value
                          Small Company Growth
                                         Value

                  THE MUNDER FRAMLINGTON FUNDS

                  Framlington Emerging Markets
         Framlington Global Financial Services
                        Framlington Healthcare
              Framlington International Growth


                       THE MUNDER INCOME FUNDS
                                          Bond
                             Intermediate Bond
                            International Bond
                        U.S. Government Income
                 Michigan Triple Tax-Free Bond
                                 Tax-Free Bond
                    Tax-Free Intermediate Bond
                           Short Term Treasury


                 THE MUNDER MONEY MARKET FUNDS

                               Cash Investment
                                  Money Market
                         Tax-Free Money Market
                    U.S. Treasury Money Market


                Prospectus begins on next page

PROSPECTUS

CLASS Y SHARES

     The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund*                          Munder Framlington Healthcare Fund
Munder Balanced Fund                                      Munder Framlington International Growth Fund
Munder Growth & Income Fund                               Munder Bond Fund
Munder Growth Opportunities Fund                          Munder Intermediate Bond Fund
Munder International Equity Fund                          Munder International Bond Fund
Munder Micro-Cap Equity Fund                              Munder U.S. Government Income Fund
Munder Multi-Season Growth Fund                           Munder Michigan Triple Tax-Free Bond Fund**
Munder NetNet Fund                                        Munder Tax-Free Bond Fund
Munder Real Estate Equity Investment Fund                 Munder Tax-Free Intermediate Bond Fund
Munder Small-Cap Value Fund                               Munder Short Term Treasury Fund
Munder Small Company Growth Fund                          Munder Cash Investment Fund
Munder Value Fund                                         Munder Money Market Fund
Munder Framlington Emerging Markets Fund                  Munder Tax-Free Money Market Fund
Munder Framlington Global Financial Services Fund         Munder U.S. Treasury Money Market Fund

     *       The Accelerating Growth Fund is closed to new investors.
     **      The Michigan Triple Tax-Free Bond Fund is offered only in the State of Michigan.

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

     This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     ALTHOUGH EACH OF THE CASH INVESTMENT FUND, MONEY MARKET FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EACH FUND CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES
                                 (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
Fund Highlights
     What are the key facts regarding the Funds?..................      3

Financial Information.............................................      7

Fund Choices
     What Funds are offered?......................................     36
     Who may want to invest in the Funds?.........................     46
     What are the Funds' investments and investment practices?....     47
     What are the risks of investing in the Funds?................     57

Performance
     How is the Funds' performance calculated?....................     59
     Where can I obtain performance data?.........................     60

Purchases of Shares
     What price do I pay for shares?..............................     61
     When can I purchase shares?..................................     61
     What is the minimum required investment?.....................     61
     How can I purchase shares?...................................     61
     How can I exchange shares?...................................     62

Redemptions of Shares
     What price do I receive for redeemed shares?.................     62
     When can I redeem shares?....................................     62
     How can I redeem shares?.....................................     62
     When will I receive redemption amounts?......................     63

Structure and Management of the Funds
     How are the Funds structured?................................     63
     Who manages and services the Funds?..........................     63
     What are my rights as a shareholder?.........................     68

Dividends, Distributions and Taxes
     When will I receive distributions from the Funds?............     69
     How will distributions be made?..............................     69
     Are there tax implications of my investments in the Funds?...     69

Additional Information............................................     70

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q:  What are the Funds' goals?

A:

     . The Accelerating Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

     . The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.

     . The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

     . The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

     . The International Bond Fund seeks to provide a competitive total return through a combination of current income and capital appreciation.

     .    The U.S. Government Income Fund seeks to provide high current income.

     . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.

     . The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

     . The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

     . The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     . The Money Market Fund seeks to provide current income consistent with the preservation of capital and liquidity.

     . The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q:  What are the Funds' strategies?

A:  BALANCED FUND

     . This Fund allocates its assets primarily among three types of assets - Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

ACCELERATING GROWTH FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, GROWTH & INCOME FUND, GROWTH OPPORTUNITIES FUND, INTERNATIONAL EQUITY FUND, MICRO-CAP EQUITY FUND, MULTI-SEASON GROWTH FUND, NETNET FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND VALUE FUND (THE "EQUITY FUNDS")

     .    These Funds invest primarily in Equity Securities.

BOND FUND, INTERMEDIATE BOND FUND, INTERNATIONAL BOND FUND AND U.S. GOVERNMENT INCOME FUND (THE "BOND FUNDS")

     . These Funds, other than the U.S. Government Income Fund, invest primarily in Fixed Income Securities.

     . The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

SHORT TERM TREASURY FUND

     . The Short Term Treasury Fund invests only in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

MICHIGAN TRIPLE TAX-FREE BOND FUND, TAX-FREE BOND FUND AND TAX-FREE INTERMEDIATE BOND FUND (THE "TAX-FREE FUNDS")

     . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

     . The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

CASH INVESTMENT FUND, MONEY MARKET FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND (THE "MONEY MARKET FUNDS")

     . These Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

     Each Fund implements a different investment strategy which is described in this Prospectus.

Q:  What are the Funds' risks?

A:  The following table summarizes the primary risks of investing in the Funds:

-------------------------------------------------------------------------------------------------------------------
                       FUND                           RISK
-------------------------------------------------------------------------------------------------------------------
Equity Funds and Balanced Fund                        Potential loss of investment due to changes in the stock
                                                      market in general, changes in the stock prices of particular companies and perceptions about particular industries.
-------------------------------------------------------------------------------------------------------------------
Bond Funds, Tax-Free Funds and Short Term             Potential loss of investment due to changes in the bond
Treasury Fund                                         market in general, in the prices of debt securities of
                                                      particular companies and in interest rates.

-------------------------------------------------------------------------------------------------------------------
Money Market Funds                                    Potential failure to maintain a $1.00 net asset value.
-------------------------------------------------------------------------------------------------------------------
Framlington Emerging Markets Fund,                    Because of large investments in foreign securities, the
Framlington Global Financial Services Fund,           Funds are riskier than domestic funds due to factors such as
Framlington International Growth Fund,                freezes on convertibility of currency, changes in exchange
International Bond Fund and International Equity      rates, political instability and differences in accounting
Fund                                                  and reporting standards.
-------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund, Micro-Cap Equity           Because of large investments in mid-capitalization,
Fund, NetNet Fund, Small Company Growth Fund          small-capitalization and/or emerging growth companies, the
and Small-Cap Value Fund                              Funds are riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger
                                                      companies.
-------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund, Framlington       These Funds concentrate their investments in single
Global Financial Services Fund, Framlington           industries and could experience larger price fluctuations
Healthcare Fund and NetNet Fund                       than funds invested in a broader range of industries.
-------------------------------------------------------------------------------------------------------------------
International Bond Fund, Michigan Triple Tax-Free     These "non-diversified" Funds concentrate their investments
Bond Fund and Tax-Free Intermediate Bond Fund         in fewer issuers than diversified funds, and could
                                                      experience larger price fluctuations than diversified funds.
-------------------------------------------------------------------------------------------------------------------

Q:  What are the options for investment in the Funds?

A: Each Equity Fund, other than the NetNet Fund offers five different investment options, or classes: Class A, B, C, K and Y. The NetNet Fund offers four different investment options, or classes: Class A, B, C and Y. Each Bond and Tax-Free Fund offers five different investment options, or classes: Class A, B, C, K and Y. The Short Term Treasury Fund offers Class Y Shares and Michigan Municipal League Shares. The Money Market Fund offers Class A, B, C and Y Shares and Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer Class A, K and Y Shares. Class A, B, C, K and Michigan Municipal Shares are offered in other prospectuses.

Q:  How do I buy and sell shares of the Funds?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data

Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 for all Funds except Real Estate Equity Investment Fund which requires an initial investment of $250,000. Other types of investors are not subject to any required minimum investment.

  Shares may be redeemed (sold back to the Fund) through your bank or financial institution or, in some cases, through the free checkwriting privilege.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:  What shareholder privileges do the Funds offer?

A:
     .    Automatic Investment Plan
     .    Reinvestment privilege
     .    Free Checkwriting (certain Funds only--See "Redemption of Shares")

Q:  When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund and Value Fund.

  Dividends paid at least quarterly (if income is available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund.

  Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund.

  Dividends declared daily and paid monthly: Short Term Treasury Fund, Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund.

  The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q:  Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Emerging Markets, Healthcare and International Growth Funds. The Advisor is responsible for purchases and sales of domestic securities and the Sub-Advisor is responsible for sales of foreign securities for the Framlington Global Financial Services Funds.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)...................................................  None
Sales Charges Imposed on Reinvested Dividends.................................................................  None
Maximum Deferred Sales Charge.................................................................................  None
Redemption Fees (2)...........................................................................................  None
Exchange Fees.................................................................................................  None

_______________________
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.

(2) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown below are based on fees for the Funds' past fiscal year, except (i) the fees for the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year and (ii) the fees for the Framlington Global Financial Services Fund, the Growth Opportunities Fund, NetNet Fund, (Micro-Cap Equity Fund and Framlington Healthcare Fund) are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Growth Opportunities Fund, NetNet Fund, Framlington Global Financial Services Fund, (Micro-Cap Equity Fund and Framlington Healthcare Fund).

ANNUAL FUND OPERATING
EXPENSES                                    ACCELERATING      BALANCED      GROWTH &            GROWTH            INTERNATIONAL
(AS A % OF AVERAGE NET ASSETS)              GROWTH FUND         FUND       INCOME FUND     OPPORTUNITIES FUND      EQUITY FUND
------------------------------              ------------      --------     -----------     ------------------     -------------
Advisory Fees...........................       .75%            .65%           .75%                 .75%                 .75%
Other Expenses+.........................       .20%            .32%           .20%                 .40%++               .26%
                                               ---             ---            ---                  ----                 ---
Total Fund Operating Expenses+..........       .95%            .97%           .95%                1.15%++              1.01%
                                               ===             ===            ===                 =====                ====

                                                                                                                     SMALL
ANNUAL FUND                           MICRO-CAP                         REAL ESTATE                    SMALL-CAP    COMPANY
OPERATING EXPENSES                     EQUITY        MULTI-SEASON          EQUITY          NETNET        VALUE       GROWTH
(AS A % OF AVERAGE NET ASSETS)          FUND         GROWTH FUND      INVESTMENT FUND       FUND         FUND         FUND
------------------------------          ----         -----------      ---------------       ----         ----         ----
Advisory Fees.....................       1.00%           .75%*              .74%            1.00%        .75%         .75%
Other Expenses+...................        .25%++         .25%               .11%             .28%++      .38%         .22%
                                      -------           ------              ---          -------        ----          ---
Total Fund Operating                     1.25%++        1.00%*              .85%            1.28%++     1.13%         .97%
Expenses+.........................    =======           ======              ===          =======        ====          ===

ANNUAL FUND OPERATING                                FRAMLINGTON         FRAMLINGTON     FRAMLINGTON      FRAMLINGTON
EXPENSES                                VALUE     GLOBAL FINANCIAL       EMERGING         HEALTHCARE     INTERNATIONAL
(AS A % OF AVERAGE NET ASSETS)          FUND        SERVICES FUND       MARKETS FUND         FUND         GROWTH FUND
------------------------------          ----        -------------       ------------         ----         -----------
Advisory Fees........................    .74%              .75%            1.25%               1.00%          1.00%
Other Expenses+......................    .28%              .50%++           .29%                .30%++         .30%
                                        ----           -------             ----             -------           ----
Total Fund Operating Expenses+.......   1.02%             1.25%++          1.54%               1.30%++        1.30%
                                        ====           =======             ====             =======           ====


ANNUAL FUND OPERATING                                INTERMEDIATE       INTERNATIONAL         U.S.          MICHIGAN TRIPLE
EXPENSES                                  BOND           BOND               BOND           GOVERNMENT         TAX-FREE BOND
(AS A % OF AVERAGE NET ASSETS)            FUND           FUND               FUND           INCOME FUND           FUND
------------------------------            ----           ----               ----           -----------           ----
Advisory Fees......................      .50%            .50%               .50%               .50%              .50%
Other Expenses.....................      .21%            .18%               .35%               .21%              .13%
                                         ---             ---                ---                ---               ---
Total Fund Operating Expenses......      .71%            .68%               .85%               .71%              .63%
                                         ===             ===                ===                ===               ===

                                                                            SHORT                               TAX-FREE
ANNUAL FUND OPERATING                   TAX-FREE         TAX-FREE           TERM          CASH        MONEY      MONEY
EXPENSES                                  BOND         INTERMEDIATE       TREASURY     INVESTMENT     MARKET     MARKET
(AS A % OF AVERAGE NET ASSETS)            FUND          BOND FUND           FUND          FUND         FUND       FUND
------------------------------            ----          ---------           ----          ----         ----       ----
Advisory Fees.........................    .50%             .50%             .25%          .35%         .40%       .35%
Other Expenses........................    .20%             .18%             .27%          .20%         .24%       .18%
                                          ---              ---              ---           ---          ---        ---
Total Fund Operating Expenses.........    .70%             .68%             .52%          .55%         .64%       .53%
                                          ===              ===              ===           ===          ===        ===

ANNUAL FUND OPERATING                         U.S. TREASURY
EXPENSES                                          MONEY
(AS A % OF AVERAGE NET ASSETS)                 MARKET FUND
------------------------------                 -----------
Advisory Fees.............................         .35%
Other Expenses............................         .19%
                                                   ---
Total Fund Operating Expenses.............         .54%
                                                   ===

-------------------
* The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waiver, the ratio of advisory fees to average net assets would be 1.00% and total fund operating expenses would be at 1.25%.

+  After expense reimbursements, if any.

++ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be 1.28% for Growth Opportunities Fund, 1.42% for the Framlington Global Financial Services Fund, 1.51% for the Framlington Healthcare Fund, 1.35% for the Micro-Cap Equity Fund and 2.09% for the NetNet Fund.

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Funds assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPANSES MAY BE LARGER OR SMALLER THAN SHOWN.

                                                     1 YEAR             3 YEAR             5 YEAR            10 YEARS
                                                     ------             ------             ------            --------
Accelerating Growth Fund                               $10                $30                $53               $117
Balanced Fund                                          $10                $31                $54               $119
Growth & Income Fund                                   $10                $30                $53               $117
Growth Opportunities Fund                              $14                $45
International Equity Fund                              $10                $32                $56               $124
Micro-Cap Equity Fund                                  $13                $40                $69               $151
Multi-Season Growth Fund                               $10                $32                $55               $122
NetNet Fund                                            $13                $41                $71               $155
Real Estate Equity Investment Fund                     $11                $35                $61               $134
Small-Cap Value Fund                                   $12                $36                $62               $137
Small Company Growth Fund                              $10                $31                $54               $119
Value Fund                                             $10                $32                $56               $125
Framlington Emerging Markets Fund                      $16                $49                $84               $183
Framlington Global Financial Services Fund             $15                $48
Framlington Healthcare Fund                            $13                $41                $71               $157
Framlington International Growth Fund                  $13                $41                $71               $157
Bond Fund                                              $ 7                $23                $40               $ 88
Intermediate Bond Fund                                 $ 7                $22                $38               $ 85
International Bond Fund                                $ 9                $27                $47               $105
U.S. Government Income Fund                            $ 7                $23                $40               $ 88
Michigan Triple Tax-Free Bond Fund                     $ 6                $20                $35               $ 79
Tax-Free Bond Fund                                     $ 7                $22                $39               $ 87
Tax-Free Intermediate Bond Fund.                       $ 7                $22                $39               $ 85
Short Term Treasury Fund                               $ 5                $17                $29               $ 65
Cash Investment Fund                                   $ 6                $18                $31               $ 69
Money Market Fund                                      $ 7                $20                $36               $ 80
Tax-Free Money Market Fund                             $ 5                $17                $30               $ 66
U.S. Treasury Money Market Fund                        $ 6                $17                $30               $ 68

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund and Money Market Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                            ACCELERATING GROWTH FUND(a)
                                                -----------------------------------------------------------------------------------
                                                 YEAR      YEAR        YEAR     PERIOD       YEAR        YEAR      YEAR     PERIOD
                                                 ENDED     ENDED       ENDED     ENDED       ENDED       ENDED     ENDED     ENDED
                                                6/30/98   6/30/97(i)  6/30/96   6/30/95(d)  2/28/95(e)  2/28/94   2/28/93   2/29/92
                                                -------   ----------  -------   ----------  ----------  -------   -------   -------
Net asset value, beginning of period ........
Income from investment operations:
   Net investment income ....................
   Net realized and unrealized gain on
   investments ..............................
   Total from investment operations .........
Less distributions:
   Dividends from net investment income .....
   Distributions from net realized gains ....
   Total distributions ......................
Net asset value, end of period ..............
   Total return (b) .........................
Ratios to average net assets/
 supplemental data:
   Net assets, end of period (in 000's) .....
   Ratio of operating expenses to average
   net assets ...............................
   Ratio of net investment income/loss to
    average net assets ......................
   Portfolio turnover rate...................
   Ratio of operating expenses to average
    net assets w/o waivers ..................
   Average commission rate (g) ..............

-----------------
(a) The Munder Accelerating Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount rounds to less than 0.01%. (i) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                BALANCED FUND(a)
                                                     -------------------------------------------------------------------------------
                                                      YEAR       YEAR           YEAR         PERIOD          YEAR          PERIOD
                                                      ENDED      ENDED          ENDED         ENDED          ENDED          ENDED
                                                     6/30/98   6/30/97(g)     6/30/96(g)    6/30/95(d)     2/28/95(e)      2/28/94
                                                     -------   ----------     ----------    ----------     ----------      -------
Net asset value, beginning of period .............
Income from investment operations:
   Net investment income .........................
   Net realized and unrealized gain/(loss) on
   investments ...................................
   Total from investment operations ..............
Less distributions:
   Dividends from net investment income ..........
   Distributions from net realized gains .........
   Total distributions ...........................
Net asset value at end of period .................
   Total return (b) ..............................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) ..........
   Ratio of operating expenses to average net
   assets ........................................
   Ratio of net investment income to average net
   assets ........................................
   Portfolio turnover rate .......................
   Ratio of operating expenses to average net
   assets w/o waivers ............................
   Average commission rate (f) ...................

----------------
(a) The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                  GROWTH & INCOME FUND(a)
                                                         ------------------------------------------------------------------------
                                                             YEAR         YEAR           YEAR           PERIOD         PERIOD
                                                             ENDED        ENDED          ENDED          ENDED          ENDED
                                                            6/30/98     6/30/97(h)     6/30/96(h)     6/30/95(d)     2/28/95(e)
                                                            -------     ----------     ----------     ----------     ----------
Net asset value, beginning of period .....................
Income from investment operations:
   Net investment income .................................
   Net realized  and unrealized gain on investments.......
   Total from investment operations ......................
Less distributions:
   Dividends from net investment income ..................
   Distributions from net realized gains .................
   Total distributions ...................................
Net asset value at end of period .........................
   Total return (b) ......................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) ..................
   Ratio of operating expenses to average net
   assets ................................................
   Ratio of net investment income to average net
   assets ................................................
   Portfolio turnover rate ...............................
   Ratio of operating expenses to average net
   assets w/o waivers ....................................
   Average commission rate (g) ...........................

---------------
(a) The Munder Growth & Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                              GROWTH
                                                                                      OPPORTUNITIES FUND (a)
                                                                                      ----------------------
                                                                                              PERIOD
                                                                                               ENDED
                                                                                              6/30/98
                                                                                      ----------------------
Net asset value, beginning of period  .........................................
Income from investment operations:
  Net investment income  ......................................................
  Net realized  and unrealized gain on investments ............................
  Total from investment operations ............................................
Less distributions:
  Dividends from net investment income ........................................
  Distributions from net realized gains .......................................
  Total distributions .........................................................
Net asset value at end of period  .............................................
  Total return (b) ............................................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ........................................
  Ratio of operating expenses to average net assets ...........................
  Ratio of net investment income to average net assets ........................
  Portfolio turnover rate .....................................................
  Ratio of operating expenses to average net assets w/o waivers  ..............
  Average commission rate (d) .................................................

----------------
(a)  The Growth Opportunities Fund commenced operations on June 3, 1998.

                                                                         INTERNATIONAL EQUITY FUND (a)
                                             -------------------------------------------------------------------------------------
                                              YEAR      YEAR        YEAR        PERIOD       YEAR        YEAR     YEAR     PERIOD
                                              ENDED     ENDED       ENDED        ENDED       ENDED       ENDED    ENDED     ENDED
                                             6/30/98  6/30/97(f)  6/30/96(f)  6/30/95(f)  2/28/95(e,f)  2/28/94  2/28/93   2/29/92
                                             -------  ----------  ----------  ----------  ------------  -------  -------   -------
Net asset value, beginning of period.....
Income from investment operations:
   Net investment income.................
   Net realized and unrealized
   gain/(loss) on investments............
   Total from investment
   operations............................
Less distributions:
   Dividends from net investment
   income ...............................
   Distributions from net realized
   gains ................................
   Distributions from capital............
   Total distributions ..................
Net asset value at end of period.........
   Total return (b)......................
Ratios to average net
assets/supplemental data:
   Net assets, end of period (in
   000's) ...............................
   Ratio of operating expenses to
   average net assets ...................
   Ratio of net investment loss to
   average net assets ...................
   Portfolio turnover rate...............
   Ratio of operating expenses to
   average net assets w/o waivers........
   Average commission rate (h)...........

---------------
(a) The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.
(h) Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                            MICRO-CAP
                                                                         EQUITY FUND(a)
                                                                 -----------------------------
                                                                      YEAR            PERIOD
                                                                      ENDED            ENDED
                                                                     6/30/98        6/30/97(e)
                                                                 -------------   --------------
Net asset value, beginning of period......................
Income from investment operations:
   Net investment income.................................
   Net realized and unrealized gain on investments.......
   Total from investment operations......................
Less distributions:
   Dividends from net investment income .................
   Total distributions ..................................
Net asset value at end of period.........................
   Total return (b)......................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) .................
   Ratio of operating expenses to average net assets ....
   Ratio of net investment loss to average net assets ...
   Portfolio turnover rate...............................
   Ratio of operating expenses to average net assets w/o
   waivers...............................................
   Average commission rate (d)...........................

-----------------
(a) The munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 36, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average Commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                 MULTI-SEASON GROWTH FUND(a)
                                                          -------------------------------------------------------------------------
                                                            YEAR       YEAR          YEAR           PERIOD         YEAR       YEAR
                                                            ENDED      ENDED         ENDED           ENDED         ENDED     ENDED
                                                           6/30/98   6/30/97(h)    6/30/96(h)    6/30/95(d,e,f)  12/31/94  12/31/93
                                                          --------  -----------  ------------  ----------------  --------  --------
Net asset value, beginning od period..................
Income from investment operations:
   Net investment income..............................
   Net realized  and unrealized gain/(loss) on
   investments .......................................
   Total from investment operations ..................
Less distributions:
   Dividends from net investment income ............
   Distributions from net realized gains .............
   Total distributions ...............................
Net asset value at end of period .....................
   Total return (b) ..................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) ..............
   Ratio of operating expenses to average net
   assets ............................................
   Ratio of net investment income to average net
   assets ............................................
   Portfolio turnover rate ...........................
   Ratio of operating expenses to average net assets
   w/o waivers .......................................
   Average commission rate (g) .......................

-------------------
(a) The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(f) On February 1, 1995, the Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(i) Amount represents less than $0.01 per share.

                                                                                                      NETNET FUND (a)
                                                                                                 -----------------------
                                                                                                        PERIOD
                                                                                                        ENDED
                                                                                                        6/30/98
                                                                                                        -------
Net asset value, beginning of period  .........................................
Income from investment operations:
  Net investment income  ......................................................
  Net realized  and unrealized gain on investments ............................
  Total from investment operations ............................................
Less distributions:
  Dividends from net investment income ........................................
  Distributions from net realized gains .......................................
  Total distributions .........................................................
Net asset value at end of period  .............................................
  Total return (b) ............................................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ........................................
  Ratio of operating expenses to average net assets ...........................
  Ratio of net investment income to average net assets ........................
  Portfolio turnover rate .....................................................
  Ratio of operating expenses to average net assets w/o waivers ...............
  Average commission rate (d) .................................................

----------------
(a)  The NetNet Fund commenced operations on June 1, 1998.

                                                                                                    SMALL-CAP VALUE
                                                  REAL ESTATE EQUITY INVESTMENT FUND(a)                  FUND(a)
                                                ---------------------------------------------------------------------------
                                                  YEAR       YEAR       YEAR          PERIOD          YEAR       PERIOD
                                                 ENDED      ENDED       ENDED          ENDED          ENDED       ENDED
                                                6/30/98     6/30/97   6/30/96(f)     6/30/95(d)       6/30/98   6/30/97(f)
                                               --------    --------   ---------     -----------       -------   ----------
Net asset value, beginning of period.....
Income from investment operations:
   Net investment income.................
   Net realized and unrealized
   gain/(loss) on investments............
   Total from investment
   operations............................
Less distributions:
   Dividends from net investment
   income ...............................
   Distributions from net realized
   gains ................................
   Distributions from capital............
   Total distributions ..................
Net asset value at end of period.........
   Total return (b)......................
Ratios to average net
assets/supplemental data:
   Net assets, end of period (in 000's) .
   Ratio of operating expenses to
   average net assets ...................
   Ratio of net investment loss to
   average net assets ...................
   Portfolio turnover rate...............
   Ratio of operating expenses to
   average net assets w/o waivers........
   Average commission rate (h)...........

---------------
(a) The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994. The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                         SMALL COMPANY GROWTH FUND(a)
                                           ----------------------------------------------------------------------------------------
                                            YEAR      YEAR         YEAR        PERIOD        YEAR         YEAR      YEAR     PERIOD
                                            ENDED     ENDED        ENDED        ENDED        ENDED        ENDED     ENDED     ENDED
                                           6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(e)   2/28/95(d)   2/28/94   2/28/93   2/29/92
                                           -------   ----------   ----------   ----------   ----------   -------   -------   -------
Net asset value, beginning of period.....
Income from investment operations:
   Net investment income.................
   Net realized and unrealized
   gain/(loss) on investments............
   Total from investment
   operations............................
Less distributions:
   Dividends from net investment
   income ...............................
   Distributions from net realized
   gains ................................
   Distributions from capital............
   Total distributions ..................
Net asset value at end of period.........
   Total return (b)......................
Ratios to average net
assets/supplemental data:
   Net assets, end of period (in 000's) .
   Ratio of operating expenses to
   average net assets ...................
   Ratio of net investment loss to
   average net assets ...................
   Portfolio turnover rate...............
   Ratio of operating expenses to
   average net assets w/o waivers........
   Average commission rate (g)...........

-----------------
(a) The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commissions rate paid per share of securities purchased and sold by the Fund.

                                                                                       VALUE FUND(a)
                                                                   -------------------------------------------------------
                                                                       YEAR                  YEAR               PERIOD
                                                                       ENDED                 ENDED               ENDED
                                                                      6/30/98              6/30/97(e)          6/30/96(e)
                                                                   --------------        ---------------      ------------
Net asset value, beginning of period  ........................
Income from investment operations:
  Net investment income  .....................................
  Net realized  and unrealized gain on investments ...........
  Total from investment operations ...........................
Less distributions:
  Dividends from net investment income .......................
  Distributions from net realized gains ......................
  Total distributions ........................................
Net asset value at end of period  ............................
  Total return (b) ...........................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .......................
  Ratio of operating expenses to average net assets ..........
  Ratio of net investment income/loss to average net assets ..
  Portfolio turnover rate ....................................
  Ratio of operating expenses to average net assets w/o
  waivers ....................................................
  Average commission rate (d) ................................

------------------
(a) The Munder Value Fund Class Y Shares commenced operations on August 18,
1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                             FRAMLINGTON
                                                                                GLOBAL
                                                           FRAMLINGTON         FINANCIAL      FRAMLINGTON          FRAMLINGTON
                                                         EMERGING MARKETS      SERVICES        HEALTHCARE      INTERNATIONAL GROWTH
                                                              FUND(a)           FUND(a)          FUND(a)              FUND(a)
                                                         ---------------------------------------------------------------------------
                                                           YEAR    PERIOD       PERIOD       YEAR    PERIOD      YEAR      PERIOD
                                                          ENDED     ENDED        ENDED      ENDED     ENDED     ENDED       ENDED
                                                         6/30/98   6/30/97(e)   6/30/98     6/30/98  6/30/97   6/30/98    6/30/97(e)
                                                         -------  -----------   -------     -------  -------   --------   ----------

Net asset value, beginning of period  ..................
Income from investment operations:
  Net investment income  ...............................
  Net realized  and unrealized gain on investments .....
  Total from investment operations .....................
Less distributions:
  Dividends from net investment income .................
  Distributions from net realized gains ................
  Total distributions ..................................
Net asset value at end of period  ......................
  Total return (b) .....................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .................
  Ratio of operating expenses to average net assets ....
  Ratio of net investment income/loss to average net
   assets ..
  Portfolio turnover rate ..............................
  Ratio of operating expenses to average net assets
   w/o waivers .........................................
  Average commission rate (d) ..........................

________________________________
(a) The Munder Framlington Emerging Markets Fund, The Munder Framlington Healthcare Fund and The Munder Framlington International Growth Fund Class Y Shares all commenced operations on December 31, 1996. The Munder Framlington Global Financial Services Fund commenced operations on June 15, 1998.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                                            BOND FUND(a)
                                                     -----------------------------------------------------------------------------
                                                      YEAR     YEAR     YEAR    PERIOD         YEAR        YEAR     YEAR    PERIOD
                                                      ENDED    ENDED    ENDED    ENDED         ENDED       ENDED    ENDED    ENDED
                                                     6/30/98  6/30/97  6/30/96  6/30/95(d)  2/28/95(e,f)  2/28/94  2/28/93  2/29/92
                                                     -------  -------  -------  ----------  ------------  -------  -------  -------
Net asset value, beginning of period...............
Income from investment operations:
  Net investment income............................
  Net realized  and unrealized gain/(loss) on
  investments......................................
  Total from investment operations.................
Less distributions:
  Dividends from net investment income.............
  Distributions from net realized gains............
  Total distributions..............................
Net asset value at end of period...................
  Total return (b).................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).............
  Ratio of operating expenses to average
  net assets.......................................
  Ratio of net investment income to
  average net assets...............................
  Portfolio turnover rate..........................
  Ratio of operating expenses to average
  net assets w/o waivers...........................

------------------
(a) The Munder Bond Fund Class Y Shares commenced operations on December 1,
1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                               INTERMEDIATE BOND FUND(a)
                                                   --------------------------------------------------------------------------------
                                                     YEAR     YEAR        YEAR    PERIOD       YEAR        YEAR     YEAR    PERIOD
                                                     ENDED    ENDED       ENDED    ENDED       ENDED       ENDED    ENDED    ENDED
                                                    6/30/98  6/30/97(f)  6/30/96  6/30/95(d)  2/28/95(e)  2/28/94  2/28/93  2/29/92
                                                    -------  ----------  -------  ----------  ----------  -------  -------  -------
Net asset value, beginning of period ..............
Income from investment operations:
  Net investment income ...........................
  Net realized  and unrealized gain/(loss) on
  investments ......................................
  Total from investment operations .................
Less distributions:
  Dividends from net investment income .............
  Distributions from net realized gains ............
  Total distributions ..............................
Net asset value at end of period  ..................
  Total return (b) .................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .............
  Ratio of operating expenses to average
  net assets .......................................
  Ratio of net investment income to
  average net assets ...............................
  Portfolio turnover rate ..........................
  Ratio of operating expenses to average
  net assets w/o waivers ...........................

-----------------
(a) The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                       INTERNATIONAL                     US GOVERNMENT INCOME FUND(a)
                                                        BOND FUND(a)
                                                      ------------------------------------------------------------------------------
                                                      YEAR      PERIOD      YEAR       YEAR       YEAR        PERIOD        YEAR
                                                      ENDED     ENDED      ENDED      ENDED       ENDED       ENDED         ENDED
                                                     6/30/98   6/30/97     6/30/98   6/30/97   6/30/96(f)   6/30/95(d)    2/28/95(e)
                                                     -------   -------     -------   -------   ----------   ----------    ----------
Net asset value, beginning of period ..............
Income from investment operations:
  Net investment income ...........................
  Net realized and unrealized gain/(loss) on
  investments ......................................
  Total from investment operations .................
Less distributions:
  Dividends from net investment income .............
  Distributions from net realized gains ............
  Total distributions ..............................
Net asset value at end of period  ..................
  Total return (b) .................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .............
  Ratio of operating expenses to average
  net assets .......................................
  Ratio of net investment income to
  average net assets ...............................
  Portfolio turnover rate ..........................
  Ratio of operating expenses to average
  net assets w/o waivers ...........................

-----------------
(a) The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996 and the U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                      MICHIGAN TRIPLE-TAX-FREE BOND FUND(a)
                                                    -------------------------------------------------------------------------------
                                                      YEAR        YEAR         YEAR           PERIOD          YEAR        PERIOD
                                                      ENDED       ENDED        ENDED           ENDED          ENDED        ENDED
                                                     6/30/98    6/30/97(e)   6/30/96(e)     6/30/95(d,e)   2/28/95(e,f)   2/28/94
                                                    ---------  -----------  -----------     ------------   ------------  ----------
Net asset value, beginning of period ..............
Income from investment operations:
  Net investment income ...........................
  Net realized  and unrealized gain/(loss) on
  investments ......................................
  Total from investment operations .................
Less distributions:
  Dividends from net investment income .............
  Distributions from net realized gains ............
  Total distributions ..............................
Net asset value at end of period  ..................
  Total return (b) .................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .............
  Ratio of operating expenses to average
  net assets .......................................
  Ratio of net investment income to
  average net assets ...............................
  Portfolio turnover rate ..........................
  Ratio of operating expenses to average net assets
  w/o waivers ......................................

------------------
(a) The Munder Michigan Triple Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.

                                                                                      TAX-FREE BOND FUND(a)
                                                             ---------------------------------------------------------------------
                                                                 YEAR         YEAR          YEAR          PERIOD           PERIOD
                                                                 ENDED        ENDED         ENDED         ENDED             ENDED
                                                                6/30/98     6/30/97(e)    6/30/96(e)   6/30/95(d,e)      2/28/95(f)
                                                              ----------   ------------  ------------ --------------    -----------
Net asset value, beginning of period ..............
Income from investment operations:
  Net investment income ...........................
  Net realized and unrealized gain on
  investments .....................................
  Total from investment operations ................
Less distributions:
  Dividends from net investment income ............
  Distributions from net realized gains ...........
  Total distributions .............................
Net asset value at end of period...................
  Total return (b) ................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ............
  Ratio of operating expenses to average
  net assets ......................................
  Ratio of net investment income to
  average net assets ..............................
  Portfolio turnover rate .........................
  Ratio of operating expenses to average net assets
  w/o waivers .....................................

-------------------
(a) The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                            TAX-FREE INTERMEDIATE BOND FUND(a)
                                                    --------------------------------------------------------------------------------
                                                     YEAR       YEAR         YEAR        PERIOD        YEAR        YEAR      YEAR
                                                     ENDED      ENDED        ENDED        ENDED        ENDED       ENDED     ENDED
                                                    6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)   2/28/94   2/28/93
                                                    -------- -----------  -----------   ----------   ----------   -------  ---------
Net asset value, beginning of period ...............
Income from investment operations:
   Net investment income ...........................
   Net realized and unrealized gain/(loss) on
   investments .....................................
   Total from investment operations ................
Less distributions:
   Dividends from net investment income ............
   Distributions from net realized gains ...........
   Total distributions .............................
Net asset value at end of period  ..................
   Total return (b) ................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) ............
   Ratio of operating expenses to average
   net assets ......................................
   Ratio of net investment income to
   average net assets ..............................
   Portfolio turnover rate .........................
   Ratio of operating expenses to
   average net assets w/o waivers ..................

_______________________________
(a) The Munder Tax-Free Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                   SHORT TERM TREASURY FUND(a)
                                                                ----------------------------------
                                                                       YEAR             YEAR
                                                                      ENDED            ENDED
                                                                     6/30/98          6/30/97
                                                                ---------------    ---------------
Net asset value, beginning of period ...............
Income from investment operations:
   Net investment income ...........................
   Net realized  and unrealized gain/(loss) on
   investments .....................................
   Total from investment operations ................
Less distributions:
   Dividends from net investment income ............
   Distributions from net realized gains ...........
   Total distributions .............................
Net asset value at end of period  ..................
   Total return (b) ................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's) ............
   Ratio of operating expenses to average
   net assets ......................................
   Ratio of net investment income to
   average net assets ..............................
   Portfolio turnover rate .........................
   Ratio of operating expenses to average net assets
   w/o waivers .....................................

------------------
(a) The Munder Short Term Treasury Fund Class Y Shares commenced operations on January 29, 1997.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                                              CASH INVESTMENT FUND(a)
                                                   --------------------------------------------------------------------
                                                    YEAR         YEAR          YEAR         PERIOD          YEAR
                                                    ENDED        ENDED         ENDED        ENDED           ENDED
                                                    6/30/98      6/30/97       6/30/96      6/30/95(d)      2/28/95(e)
                                                   ----------    ---------     ----------  -----------      -----------
Net asset value, beginning of period............
Income from investment operations:
   Net investment income........................
   Total from investment operations.............
Less distributions:
   Dividends from net investment income.........
   Total distributions..........................
Net asset value at end of period ...............
   Total return (b).............................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's).........
   Ratio of operating expenses to
   average net assets ..........................
   Ratio of net investment income to
   average net assets...........................
   Ratio of operating expenses to
   average net assets w/o waivers...............

------------------
(a) The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                               CASH INVESTMENT FUND(A)
                                                        --------------------------------------------------------
                                                          YEAR            YEAR           YEAR            PERIOD
                                                          ENDED           ENDED          ENDED           ENDED
                                                         2/28/94         2/28/93        2/29/92         2/28/91
                                                        --------        --------       --------        ---------
Net asset value, beginning of period.............
Income from investment operations:
   Net investment income.........................
   Total from investment operations..............
Less distributions:
   Dividends from net investment income..........
   Total distributions..........................
Net asset value at end of period ...............
   Total return (b).............................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's).........
   Ratio of operating expenses to
   average net assets ..........................
   Ratio of net investment income to
   average net assets...........................
   Ratio of operating expenses to
   average net assets w/o waivers...............

------------------
(a) The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                                     MONEY MARKET FUND(a)
                                                    --------------------------------------------------------------------------------
                                                        YEAR         YEAR        YEAR         PERIOD        YEAR         PERIOD
                                                        ENDED       ENDED        ENDED         ENDED        ENDED         ENDED
                                                       6/30/98     6/30/97      6/30/96     6/30/95(d,e)   12/31/94      12/31/93
                                                    ------------   ----------   ---------  ------------    ----------   ----------
Net asset value, beginning of period...............
Income from investment operations:
   Net investment income...........................
   Total from investment operations................
Less distributions:
   Dividends from net investment income...........
   Total distributions............................
Net asset value at end of period..................
   Total return (b)...............................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)...........
   Ratio of operating expenses to average net
   assets .........................................
   Ratio of net investment income to average net
   assets..........................................
   Ratio of operating expenses to average net
   assets w/o waivers..............................

--------------------
(a) The Munder Money Market Fund Class Y Shares commenced operations on August 18, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                                        TAX-FREE MONEY MARKET FUND(a)
                                                                      -------------------------------------------------------------
                                                                        YEAR       YEAR       YEAR       PERIOD          YEAR
                                                                        ENDED      ENDED      ENDED       ENDED          ENDED
                                                                       6/30/98    6/30/97    6/30/96   6/30/95(d,e)    2/28/95(e)
                                                                      --------   --------   ---------  ------------  ---------------
Net asset value, beginning of period.............................
Income from investment operations:
   Net investment income.........................................
   Total from investment operations..............................
Less distributions:
   Dividends from net investment income..........................
   Total Distributions...........................................
Net asset value at end of period.................................
   Total Return (b)..............................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)..........................
   Ratio of operating expenses to average net assets ............
   Ratio of net investment income to average net assets..........
   Ratio of operating expenses to average net assets w/o
   waivers.......................................................

---------------
(a) The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management.

                   TAX-FREE MONEY MARKET FUND(a)
--------------------------------------------------------------------
   YEAR               YEAR               YEAR             PERIOD
   ENDED              ENDED              ENDED             ENDED
  2/28/94            2/28/93            2/29/92           2/28/91
-----------        ----------         ----------         -----------

                                                                          US TREASURY MONEY MARKET FUND(a)
                                                       ----------------------------------------------------------
                                                         YEAR       YEAR        YEAR      PERIOD          YEAR
                                                         ENDED      ENDED       ENDED      ENDED          ENDED
                                                        6/30/98    6/30/97     6/30/96   6/30/95(d)     2/28/95(e)
                                                       ---------  --------   ----------  ----------     -----------
Net asset value, beginning of period..............
Income from investment operations:
   Net investment income..........................
   Total from investment operations...............
Less distributions:
   Dividends from net investment income...........
   Total distributions............................
Net asset value at end of period..................
   Total return (b)...............................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)...........
   Ratio of operating expenses to average net
   assets ........................................
   Ratio of net investment income to average net
   assets.........................................
   Ratio of operating expenses to average net
   assets w/o waivers.............................

------------------
(a) The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

           U.S. TREASURY MONEY MARKET FUND(a)
------------------------------------------------------
      YEAR          YEAR         YEAR        PERIOD
     ENDED          ENDED        ENDED        ENDED
    2/28/94        2/28/93      2/29/92      2/28/91
--------------  -----------   ----------   -----------

                                  FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

     This Prospectus offers Class Y Shares of the Funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Funds' Investments and Investment
Practices?"

                            ACCELERATING GROWTH FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing Equity Securities, the Advisor considers, among other factors:
     .    the potential for accelerated earnings growth
     .    the maintenance of a substantial competitive advantage
     .    a focused management team
     .    a stable balance sheet.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

     The Fund is closed to new investments.

                                 BALANCED FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups:
Equity Securities, Fixed Income Securities and Cash Equivalents.

     .    The Fund normally will invest at least 25% of its assets in Fixed
Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

     The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

     .    general market and economic conditions and trends
     .    interest rates and inflation rates
     .    fiscal and monetary developments
     .    long-term corporate earnings growth.

     The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              GROWTH & INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

     . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.
     . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.
     . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

     The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the Standard and Poor's 500 Composite Price Index ("S&P 500").

     The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or Old MCM, Inc. ("MCM"), the predecessor to the Advisor, since January 1987.

                           GROWTH OPPORTUNITIES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $500 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth
     .    financial stability
     .    relative market value
     .    price changes compared to the Standard & Poor's MidCap 400 Index.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           INTERNATIONAL EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities, American Depositary Receipts ("ADRs") and

European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of Foreign Securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

     After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

     . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

     . The Fund emphasizes companies with a market capitalization of at least $100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-
1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

The Advisor will choose companies that:
     .    present the ability to grow significantly over the next several years
     . may benefit from changes in technology, regulations and industry sector trends
     . are still in the developmental stage and may have limited product lines.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                            MULTI-SEASON GROWTH FUND

     GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of companies with market capitalizations of over $1 billion.

     The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

     .    superior earnings growth
     .    financial stability
     .    relative market value
     .    price changes compared to the S&P 500.

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the Chairman of the Advisor.

                                  NETNET FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing which companies' stock the Fund should purchase, the Advisor invests in those companies listed on a U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                       REAL ESTATE EQUITY INVESTMENT FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

     Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

     .    equity real estate investment trusts ("REITS")
     .    brokers, home builders and real estate developers
     . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)
     .    manufacturers and distributors of building supplies
     .    mortgage REITS
     .    financial institutions which issue or service mortgages.

     In addition, the Fund may invest:
     . up to 35% of its assets in companies other than real estate industry companies

     .    in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

     .    in REITS only if they are traded on a securities exchange or NASDAQ.

     PORTFOLIO MANAGEMENT. Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund has managed the Fund since October 1996. Mr. Hoglund was formerly the primary analyst of the Fund (October 1994 to October 1996). Mr. Crosby has managed the Fund since March 1998. Mr. Crosby was formerly the primary analyst of the Fund (October 1996 to March 1998). Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                              SMALL-CAP VALUE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.
     . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:
     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. ("Woodbridge") (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                           SMALL COMPANY GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.
     . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:
     .    above-average growth prospects
     .    participation in a fast-growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst from 1995 to 1996. Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation, its secondary goal is to provide income. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.
     .    The Fund will invest at least 65% of its assets in Equity Securities.

     The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

     In addition to valuation, the Advisor considers these factors, among others, in choosing companies:
     .    a stable or improving earnings record
     .    sound finances
     .    above-average growth prospects
     .    participation in a fast growing industry
     .    strategic niche position in a specialized market
     .    adequate capitalization.

     PORTFOLIO MANAGEMENT. Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Fund. Mr. Seizert, a Chief Executive Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                       FRAMLINGTON EMERGING MARKETS FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

     A company will be considered to be in an emerging market country if:
     . the company is organized under the laws of, or has a principal office in, an emerging market country
     .    the company's stock is traded primarily in an emerging market country,
     .    most of the company's assets are in an emerging market country, or
     . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                   FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in Equity Securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     .    commercial, industrial and investment banks
     .    savings and loan associations
     .    brokerage companies
     .    consumer and industrial finance companies
     .    real estate and leasing companies
     .    insurance companies
     .    holding companies for each of the above.

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT. A committee of professional managers employed by the Advisor or the Sub-Advisor makes decisions for the Fund.

                          FRAMLINGTON HEALTHCARE FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

     The Fund will invest in:
     .    pharmaceutical producers
     .    biotechnology firms
     .    medical device and instrument manufacturers
     .    distributors of healthcare products
     .    healthcare providers and managers
     .    other healthcare service companies.

     Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

     The Sub-Advisor will choose companies that demonstrate:
     .    above-average profitability
     .    high quality management
     .    the ability to grow significantly in their countries.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                                   BOND FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide a high level of current income, its secondary goal is capital appreciation.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                             INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.
     . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between three and eight years.

     PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                            INTERNATIONAL BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and fifteen years. The Fund will invest mostly in:
     . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions
     . debt securities issued or guaranteed by supra-national organizations, such as the World Bank
     .    debt securities of banks or bank holding companies
     .    corporate debt securities
     .    other debt securities, including those convertible into foreign stock.

     PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.
     . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government Obligations.

     . The Fund's dollar-weighted average maturity generally will be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                       MICHIGAN TRIPLE TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

     . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.

     . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                               TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

     . The Fund invests primarily in intermediate-term and long-term Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                        TAX-FREE INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

     . Under normal market conditions, at least 65% of the Fund's net assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
     .    The Fund invests in Michigan Municipal Obligations from time to time.
     . The Fund generally buys obligations with remaining maturities of ten years or less.
     . The Fund's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                            SHORT TERM TREASURY FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

     The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

     PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                              CASH INVESTMENT FUND

     . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
     . The Fund invests in a broad range of short-term, high quality, U.S. dollar-denominated instruments.

                           TAX-FREE MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.
     . The Fund invests substantially all of its assets in short-term, U.S. dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.
     . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                        U.S. TREASURY MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
     . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                      WHO MAY WANT TO INVEST IN THE FUNDS?

Equity Funds

     These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

Bond Funds and Tax-Free Funds

     These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

Short Term Treasury Fund and Money Market Funds

     These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Funds, stability of principal.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENTS PRACTICES?

     Each Equity Fund invests in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Funds. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     Each Fund (other than the Short Term Treasury Fund) may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

     All Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

     The Equity Funds may purchase ADRs, EDRs and GLOBAL DEPOSITARY RECEIPTS ("GDRs"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Funds (other than the U.S. Treasury Money Market Fund and Short Term Treasury Fund) may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     Each Fund (other than the Short Term Treasury Fund) may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund (other than the Short Term Treasury Fund) may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Under normal market conditions, the Equity Funds will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

     Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

     The Tax-Free Funds will acquire long-term instruments only if they are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. These Funds will acquire short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

     The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

     Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

     Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Money Market Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

INVESTMENT CHARTS

     The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


                                                           EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
                   INVESTMENTS AND                    ACCELERATING               GROWTH &     GROWTH     INTERNATIONAL  MICRO-CAP
                 INVESTMENT PRACTICES                    GROWTH     BALANCED      INCOME   OPPORTUNITIES    EQUITY       EQUITY

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Includes securities issued by
 non-U.S. companies.  Present more risks than U.S.        25%         25%           25%         25%            Y          25%
 securities.
---------------------------------------------------------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed income securities
 which are rated below investment grade by Standard &
 Poor's ratings service, Moody's investors service,
 inc. or other nationally recognized rating agency.
 Considered riskier than investment grade securities.      Y           Y            20%          Y             Y           Y
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED SECURITIES. Includes
 debt securities backed by mortgages, installment
 sales contracts and credit card receivables.              N           Y             N           N             N           N
---------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes participations in
 trusts that hold U.S. treasury and agency securities
 which represent either the interest payments or
 principal payments on the securities or combination       N           Y             N           N             N           N
 of both.
---------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.
 Obligations of a fund to purchase or sell a specific
 currency at a future date at a set price.  May
 decrease a fund's loss due to a change in a currency
 value, but also limits gains from currency changes.       Y           Y             Y           Y             Y           Y
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.
 Agreement by a fund to purchase securities at a set
 price, with delivery and payment in the future.  The
 value of securities may change between the time the
 price is set and payment.  Not to be used for             Y           Y             Y           Y             Y           Y
 speculation.
---------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (1) Contracts in
 which a fund has the right or the obligation, at
 maturity, to make delivery of, or receive
 securities, the cash value of an index, or foreign
 currency.  Used for hedging purposes or to maintain       Y           Y             Y           Y             Y           Y
 liquidity.
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS. A fund may buy options giving it the right
 to require a buyer to buy a security held by the
 fund (put options), buy options giving it the right
 to require a seller to sell securities to the fund
 (call options), sell (write) options giving a buyer
 the right to require the fund to buy securities from
 the buyer or write options giving a buyer the right
 to require the fund to sell securities to the buyer,
 during a set time at a set price.  Options may
 relate to securities indices, individual securities,
 foreign currencies, or futures contracts.  See the        Y           Y             Y           Y             Y           Y
 SAI for more details and additional limitations.
---------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A fund sells
 securities and agrees to buy them back later at an
 agreed upon time and price.  A method to borrow
 money for temporary purposes.                             Y           Y             Y           Y             Y           Y
---------------------------------------------------------------------------------------------------------------------------------

KEY:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1) THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2) BASED ON NET ASSETS.


                                               EQUITY FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
MULTI-              REAL ESTATE     SMALL-       SMALL               FRAMLINGTON    FRAMLINGTON                     FRAMLINGTON
SEASON                EQUITY         CAP        COMPANY               EMERGING    GLOBAL FINANCIAL   FRAMLINGTON   INTRTNATIONAL
GROWTH    NETNET    INVESTMENT      VALUE       GROWTH     VALUE      MARKETS        SERVICES         HEALTHCARE      GROWTH
-------------------------------------------------------------------------------------------------------------------------------

25%         Y           N             25%         25%       25%          Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------




Y           N           5%            Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


N           N           N             N            N         N           N               Y                N              N
-------------------------------------------------------------------------------------------------------------------------------


N           N           N             N            N         N           N               Y                N              N
-------------------------------------------------------------------------------------------------------------------------------


Y           Y           N             Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


Y           Y           Y             Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


Y           Y           Y             Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


Y           Y           Y             Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


Y           Y           Y             Y            Y         Y           Y               Y                Y              Y
-------------------------------------------------------------------------------------------------------------------------------


                                                  EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            MICRO-
                    INVESTMENTS AND                  ACCELERATING                  GROWTH &       GROWTH     INTERNATIONAL   CAP
                 INVESTMENT PRACTICES                  GROWTH       BALANCED        INCOME     OPPORTUNITIES     EQUITY     EQUITY
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS. Companies, usually
 traded publicly, that manage a portfolio of real
 estate.  Risks involved in such investments include
 vulnerability to decline in real estate prices and
 new construction rates.                                 N              N              N             N             N            N
------------------------------------------------------------------------------------------------------------------------------------

SHORT SALES. A transaction in which the fund sells a
 security it does not own in anticipation that the
 market price of that security will decline.  It must
 borrow the security sold short and deliver it to the
 broker-dealer through which it made the short sale as
 collateral for its obligation to deliver the security
 upon conclusion of the sale.  May also sell
 securities that it owns or has the right to acquire
 at no additional cost but does not intend to deliver
 to the buyer, a practice known as selling short         N              N              N             N             N            N
 "Against the box."
------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES. Typically there is no ready
 market for these securities, which inhibits the
 ability to sell them for full market value, or there
 are legal restrictions on their resale by the fund.     15%(2)         15%(2)         15%(2)        15%(2)        15%(2)     15%(2)

------------------------------------------------------------------------------------------------------------------------------------

LENDING SECURITIES. A fund may lend securities to
 financial institutions which pay for the use of the
 securities. May increase return. Slight risk of
 borrower failing financially.                            25%            25%            25%           25%           25%        25%
------------------------------------------------------------------------------------------------------------------------------------



                                                     EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MULTI-              REAL ESTATE     SMALL-       SMALL               FRAMLINGTON                                    FRAMLINGTON
SEASON                EQUITY         CAP        COMPANY               EMERGING    GLOBAL FINANCIAL   FRAMLINGTON   INTRTNATIONAL
GROWTH    NETNET    INVESTMENT      VALUE       GROWTH     VALUE      MARKETS        SERVICES         HEALTHCARE      GROWTH
------------------------------------------------------------------------------------------------------------------------------------


  Y          Y          Y            Y            Y         Y           Y                Y                Y              Y
-----------------------------------------------------------------------------------------------------------------------------------




  N          N          N            N            N         N           N                Y                N              N
----------------------------------------------------------------------------------------------------------------------------------









  N          N          N            N            N         N           N                Y                N              N
----------------------------------------------------------------------------------------------------------------------------------



15%(2)    15%(2)      15%(2)      15%(2)        15%(2)    15%(2)      15%(2)           15%(2)           15%(2)         15%(2)
-----------------------------------------------------------------------------------------------------------------------------------



 25%        25%        25%         25%           25%       25%         25%              25%              25%            25%
-----------------------------------------------------------------------------------------------------------------------------------

KEY:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1)THE LIMITATION ON MARGINS AND PREMIUMS FOR FUTURES AND OPTIONS ON FUTURES IS 5% OF A FUND'S ASSETS.
(2)  BASED ON NET ASSETS.


                                                            BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           U.S.
                                                                                                                        GOVERNMENT
                                INVESTMENT AND                                   BOND    INTERMEDIATE    INTERNATIONAL    INCOME
                              INVESTMENT PRACTICES                               FUND     BOND FUND        BOND FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Securities issued by foreign governments and their          25%        25%              Y             25%
 agencies, instrumentalities or political subdivisions, supranational organizations, and foreign corporations.  Does not include bank obligations.
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES. Includes debt securities backed by mortgages,           Y          Y                Y             Y
 installment sales contracts and credit card receivables.
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE AND CURRENCY SWAPS. Agreement to exchange payments calculated on   Y(1)       Y(1)             Y             Y(1)
 the basis of relative interest or currency rates.  Derivative instruments used solely for hedging.
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE CAPS AND FLOORS. Entitle purchaser to receive payments of          N          N                Y             N
 interest to the extent that a specified reference rate exceeds or falls below a predetermined level.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government obligations.  Include securities issued by, or guaranteed by,    Y         Y                 Y             Y
 the U.S. government or its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Include participations in trusts that hold U.S. treasury    Y         Y                 Y             Y
 and agency securities which represent either the interest payments or principal payments on the securities or combination of both.
-----------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A fund sells securities and agrees to buy them    Y         Y                 Y             Y
 back later at an agreed upon time and price.  A method to borrow money for temporary purposes.
-----------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a fund to purchase   Y         Y                 Y             Y
 or sell a specific currency at a future date at a set price.  May decrease a fund's loss due to a change in a currency value, but also limits gains from currency changes.
------------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS. U.S. dollar denominated bank obligations, including           Y          Y                 Y             Y
 certificates of deposit, bankers' acceptances, bank notes and time deposits, issued by U.S. or foreign banks or savings institutions having total assets in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS. Fixed income securities issued or       N         N                 Y              N
 guaranteed by supranational organizations such as the world bank.
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS. Agreements by a fund to make payments to an insurance company's general account in exchange for a minimum level of
 interest based on an index.                                                    Y         Y                Y               Y
 -----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements by a fund to       [25%]      [25%]            [25%]           [25%]
 purchase securities at a set price, with delivery and payment in the future.  The value of securities may change between the time the price is set and payment. Not to be used for speculation.
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these            15%(2)    15%(2)            15%(2)          15%(2)
 securities, which inhibits the ability to sell them for full market value, or there are legal restrictions on their resale by the fund.
----------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (3) Contracts in which a fund has the right    Y         Y                 Y               Y
 or the obligation, at maturity, to make delivery of, or receive securities, the cash value of an index, or foreign currency.  Used for hedging purposes or to maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS. A fund may buy options giving it the right to require a buyer to      Y         Y                 Y               Y
 buy a security held by the fund (put options), buy options giving it the right to require a seller to sell securities to the fund (call options), sell (write) options giving a buyer the right to require the fund to buy securities from the buyer or write options giving a buyer the right to require the fund to sell securities to the buyer, during a set time at a set price.  Options may relate to securities indices, individual securities, foreign currencies or futures contracts.  See the sai for more details and additional limitations.
-----------------------------------------------------------------------------------------------------------------------------------
Lending securities. A fund may lend securities to financial institutions     25%       25%               25%              25%
 which pay for the use of the securities. May increase return.  Slight risk of borrower failing financially.
-----------------------------------------------------------------------------------------------------------------------------------

KEY:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  INTEREST RATE SWAPS ONLY.
(2)  BASED ON NET ASSETS.


                                                           TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                      MICHIGAN                         SHORT
                                                                       TRIPLE                          TERM           TAX-FREE
                        INVESTMENTS AND                               TAX-FREE          TAX-FREE      TREASURY      INTERMEDIATE
                      INVESTMENT PRACTICES                            BOND FUND         BOND FUND      FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS. Payable from the issuer's general                  Y                 Y            N              Y
 revenue, the revenue of a specific project, current revenues or a reserve fund.
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN MUNICIPAL OBLIGATIONS. Municipal obligations issued by           Y                 Y            N              Y
 the state of michigan and its political subdivisions.
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES.  Securities issued by foreign governments            10%               10%            N              10%
 and their agencies, instrumentalities or political
 subdivisions, supranational organizations, and foreign
 corporations.  Does not include bank obligations.
------------------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements by a         [25%]             [25%]            N             [25%]
 fund to purchase securities at a set price, with delivery and payment in the future.  The value of securities may change
 between the time the price is set and payment.  Not to be used for speculation.
------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES. Typically there is no ready market for           15%(1)            15%(1)             N             15%(1)
 these securities, which inhibits the ability to sell them for full market value, or there are legal restrictions on their resale by the fund.
------------------------------------------------------------------------------------------------------------------------------------

LENDING SECURITIES. A fund may lend securities to financial           25%               25%              25%              25%
 institutions which pay for the use of the securities. May
 increase return.  Slight risk of borrower failing financially.
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES. Includes U.S. treasury bills, notes          Y                 Y                Y                Y
 and bonds.
------------------------------------------------------------------------------------------------------------------------------------


KEY:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.


                                                       MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      U.S.
                              INVESTMENTS                           CASH           MONEY           TAX-FREE         TREASURY
                        AND INVESTMENT PRACTICES                 INVESTMENT        MARKET           MONEY            MONEY
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS:
 .  Commercial paper (including paper of Canadian companies,
   Canadian branches of U.S. companies, and Europaper)             Y                Y                N                N
 .  Corporate bonds                                                 Y                Y                N                N
 .  Other short-term obligations                                    Y                Y                N                N
 .  Variable master demand notes                                    Y                Y                N                N
 .  Bond debentures                                                 Y                Y                N                N
 .  Notes.                                                          Y                Y                N                N
 ----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES. Include debt securities backed by         Y                Y                N                N
 mortgages, installment sales contracts and credit card
 receivables.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 .  Issued or guaranteed by U.S. Government                         Y                Y                N                Y
 .  Issued or guaranteed by U.S. Government Agencies and            Y                Y                N                N
   instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS. U.S. dollar-denominated bank obligations,        Y                Y                N                N
 including certificates of deposit, bankers' acceptances, bank notes, time deposits issued by U.S. or foreign banks or savings institutions having total assets in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES:
 .  Participation in trusts that hold U.S. Treasury and agency      Y                Y                Y                N
   Securities
 .  U.S. Treasury-issued receipts                                   Y                Y                Y               35%
 .  Non-U.S. Treasury receipts.                                     Y                Y                Y                N
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL REVENUE OBLIGATIONS. Obligations the interest on which   N                N                Y                N
 is paid solely from the revenues of similar projects.
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS. Payable from the issuer's general revenue,  5%              5%           no more than          N
 the revenue of a specific project, current revenues or a reserve                                25% in any
 fund.                                                                                           one state
-----------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees  Y                Y                N                Y
 to buy them back later at an agreed upon time and price.  A method to borrow money for temporary purposes.
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS. Agreements by a Fund to make      Y                Y                N                N
 Payments to an insurance company's general account in exchange for a minimum level of interest based on an index.
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements by a   [25%]            [25%]            [25%]            [25%]
 Fund to purchase securities at a set price, with delivery and payment in the future.  The value of securities may change
 between the time the price is set and payment.  Not to be used for speculation.
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Debt obligations issued by foreign           25%              25%              N                 N
 governments, and their agencies, instrumentalities or
 political subdivisions, supranational organizations and
 foreign corporations.  Does not include Bank Obligations.
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for      10%(1)           10%(1)          10%(1)            10%(1)
 these securities, which inhibits the ability to sell
 them for full market value, or there are legal
 restrictions on their resale by the Fund.
-----------------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial       25%            331/3%            25%               25%
 institutions which pay for the use of the securities. May
 increase return.  Slight risk of borrower failing financially.
-----------------------------------------------------------------------------------------------------------------------------------

Key:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

All Funds

     Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:
(1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position and (7) inability to close out certain hedged positions to avoid adverse tax consequences.

     To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Equity Funds

     Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Bond Funds, Tax-Free Funds and Short Term Treasury Fund

     The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund.
Investing in these Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in these Funds is not guaranteed.

     Although the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

     Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

Growth Opportunities Fund, Micro-Cap Equity Fund, Small-Cap Value Fund and Small Company Growth Fund

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

     Investing in any of these Funds, with their larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Framlington Global Financial Services Fund

          Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

          Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

Framlington Healthcare Fund

     The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

NetNet Fund

          The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Real Estate Equity Investment Fund

     The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

     These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

     One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

     Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

     The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Funds and the Tax-Free Money Market Fund which may also be quoted from time to time, shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

     You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

     The following persons may purchase Class Y Shares:

        .  fiduciary and discretionary accounts of institutions
        . institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)
        . directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor
        .  the Advisor's investment advisory clients
        .  family members of employees of the Advisor

     Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class Y Shares is the net asset value ("NAV") next determined after we receive your order in proper form. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, each Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.


                          WHEN CAN I PURCHASE SHARES?

     Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Real Estate Equity Investment Fund is $250,000 and $500,000 for Class Y Shares of all other Funds. Other types of investors are not subject to any minimum required investment.

                           HOW CAN I PURCHASE SHARES?

     You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

        . THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

        . BY MAIL. You may open an account by completing, signing and mailing an Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581- 5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above.

        . BY WIRE. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA# 011001234
               DDA# 16-798-3
               Account No.:

     Note that banks may charge fees for transmitting wires.

        . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at
           (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

     We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.
You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

     See the SAI for further information regarding purchases of the Funds' shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange Class Y Shares of the Funds for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. Please note that a share exchange may be a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

        . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

        . FREE CHECKWRITING. Free checkwriting is available to holders of Class Y Shares of the Bond Funds (other than the
           International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

     The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

     INVESTMENT ADVISOR AND SUB-ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.


          The Advisor provides overall investment management and research and credit analysis for each Fund and is responsible for all purchases and sales of portfolio securities for each Fund other than the Framlington Funds.

          Framlington Overseas Investment Management Limited is the sub-advisor of the Framlington Funds. The Sub-Advisor is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

          The Sub-Advisor provides research and credit analysis for each of the Framlington Funds and is responsible for all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. Each of the Advisor and Sub-Advisor manages a portion of the assets of the Framlington Global Financial Services Fund. The Advisor is responsible for all purchases and sales of domestic securities held by the Fund. The Sub-Advisor is responsible for the allocation of the Fund's assets among countries and for all purchases and sales of foreign securities held by the Fund.

     During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Accelerating Growth Fund                       0.75%         Framlington Healthcare Fund                       1.00%
Balanced Fund                                  0.65%         Framlington International Growth Fund             1.00%
Growth & Income Fund                           0.75%         Bond Fund                                         0.50%
Growth Opportunities                           0.75%         Intermediate Bond Fund                            0.50%
International Equity Fund                      0.75%         International Bond Fund                           0.50%
Micro-Cap Equity Fund                          1.00%         U.S. Government Income Fund                       0.50%
Multi-Season Growth Fund                       0.75%         Michigan Triple Tax-Free Bond Fund                0.50%
NetNet                                         1.00%         Tax-Free Bond Fund                                0.50%
Real Estate Equity Investment Fund             0.74%         Tax-Free Intermediate Bond Fund                   0.50%
Small-Cap Value Fund                           0.75%         Short Term Treasury Fund                          0.25%
Small Company Growth Fund                      0.75%         Money Market Fund                                 0.40%
Value Fund                                     0.74%         Cash Investment Fund                              0.35%
Framlington Emerging Markets Fund              1.25%         Tax-Free Money Market Fund                        0.35%
Framlington Global Financial Services Fund     0.75%         U.S. Treasury Money Market Fund                   0.35%

     The Advisor waived advisory fees during the past fiscal year for the Multi-Season Growth Fund. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

     The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     PERFORMANCE INFORMATION. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially equivalent to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

     The table for each Fund:

        . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;
        . assumes that net investment income and dividends have been reinvested;
        . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

        . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended) as the corresponding Fund; and

        .  indicates past performance only and does not predict future results.

                PERIOD ENDED                          MUNDER ACCELERATING GROWTH FUND
                June 30, 1998                                    (Class Y )*                                  S&P 500**
              ----------------                        ------------------------------                        -----------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
Inception on January 1, 1990%                                     %                                              %

_______________________________________

* Converted from collective trust fund to mutual fund on December 1, 1991.
** S&P 500 performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                PERIOD ENDED                              MUNDER SMALL COMPANY                             RUSSELL 2000
                June 30, 1998                            GROWTH FUND (CLASS Y )*                              INDEX**
              ----------------                         --------------------------                        ---------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %
Inception on December 31, 1982%                                   %                                              %

_______________________________________

* Converted from collective trust fund to mutual fund on December 1, 1991.
** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

             PERIOD ENDED                          MUNDER INTERNATIONAL EQUITY FUND                        FT/S&P ACTUARIES
            June 30, 1998                                    (CLASS Y )*                                WORLD INDEX EX. U.S.**
--------------------------------------            ----------------------------------                  ------------------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
Inception on September 30, 1990%                                  %                                              %

_______________________________________________________________________________

* Converted from collective trust fund to mutual fund on December 1, 1991.
** FT/S&P Actuaries World Index ex. U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Ibbotson Associates, Inc.

             PERIOD ENDED
            June 30, 1998                           MUNDER INDEX 500 FUND (CLASS Y )*                     S&P 500 INDEX**
          ----------------                         ---------------------------------                     ------------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %
Inception on January 27, 1988%                                    %                                              %

_______________________________________

* Converted from collective trust fund to mutual fund on December 1, 1991. ** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

             PERIOD ENDED                                 MUNDER BOND FUND                                LEHMAN BROTHERS
            June 30, 1998                                   (CLASS Y )*                              GOV'T/CORP. BOND INDEX**
          -----------------                              -------------------                        ---------------------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %

_______________________________________

* Converted from collective trust fund to mutual fund on December 1, 1991.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                        MUNDER U.S. GOVERNMENT
             PERIOD ENDED                                    INCOME FUND                                  LEHMAN BROTHERS
            June 30, 1998                                     (CLASS Y)*                              GOV'T/CORP. BOND INDEX**
          -----------------                           --------------------------                    ----------------------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %

______________________________________

*Converted from collective trust fund to mutual fund on July 5, 1994.
**Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.

                                                        MUNDER INTERMEDIATE                               LEHMAN BROTHERS
             PERIOD ENDED                                    BOND FUND                                INTERMEDIATE GOV'T/BOND
            June 30, 1998                                    (CLASS Y)*                                        INDEX**
           ----------------                         -----------------------------                  ------------------------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %
Inception on March 31, 1982%                                      %                                              %

______________________________________

*Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                           MUNDER TAX-FREE                                    LEHMAN
             PERIOD ENDED                                     BOND FUND                                    20-YEAR MUNI
            June 30, 1998                                     (CLASS Y)*                                   BOND INDEX**
        -------------------                             ---------------------                            -----------------
1 Year                                                            %                                              %
3 Years                                                           %                                              %
5 Years                                                           %                                              %
10 Years                                                          %                                              %

_____________________________________

*Converted from common trust fund to mutual fund on July 21, 1994.
**Lehman 20-Year Municipal Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.

Indices

     The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

     The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

     The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

     The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

     The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

     The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

PERFORMANCE OF FRAMLINGTON ACCOUNTS MANAGED BY THE SUB-ADVISOR

     The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

     You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.


                                                                                                              S&P HEALTHCARE
          PERIOD ENDED                                                                                    COMPOSITE INDEX CAPITAL
        December 31, 1996                               U.K. HEALTH PORTFOLIO                                     CHANGE
     -----------------------                         ---------------------------                     ------------------------------
1 Year                                                           10.75%                                         18.48%
3 Years                                                          96.93%                                        100.49%
5 Years                                                          99.43%                                         45.60%
Inception on April 30, 1987                                     411.08%                                        239.64%

     Performance for the Health trust account is calculated on an offer-bid basis; U.S. Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.


                                                                                                           MSCI EMERGING
          PERIOD ENDED                                    CANADIAN EMERGING                              MARKETS FREE TOTAL
        December 31, 1996                                  MARKETS ACCOUNT                                     RETURN
      ---------------------                          --------------------------                        ----------------------
1 Year                                                           5.16%                                          6.03%
Inception on November 1, 1994                                  (3.68)%                                       (12.37)%

     MSCI Emerging Markets Free Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

     The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities covers securities listed in the United States only.

     The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International, and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Funds' custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as the Funds' sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

          For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

     Comerica currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Small-Cap Value Fund and Value Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund) pay dividends monthly. Dividends for the Cash Investment Fund, Money Market Fund, U.S. Treasury Money Market Fund and Tax-Free Money Market Fund are declared daily and paid monthly.

          Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

     It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

          This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds have been informed that their major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                             CLASS A, B & C SHARES


[LOGO FOR MUNDER]


                                            PROSPECTUS

                                      October 27, 1998

                               THE MUNDER INCOME FUNDS
                                                  Bond
                                     Intermediate Bond
                                    International Bond
                                U.S. Government Income
                         Michigan Triple Tax-Free Bond
                                         Tax-Free Bond
                            Tax-Free Intermediate Bond



                        Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES


     The Munder Funds Trust (the "Trust") and The Munder Funds, Inc. (the "Company") are open-end investment companies. This Prospectus describes six investment portfolios offered by the Trust (the "Trust Funds") and two investment portfolios offered by the Company (referred to as the "Funds"):

                                Munder Bond Fund
                         Munder Intermediate Bond Fund
                         Munder International Bond Fund
                       Munder U.S. Government Income Fund
                   Munder Michigan Triple Tax-Free Bond Fund*
                           Munder Tax-Free Bond Fund
                     Munder Tax-Free Intermediate Bond Fund

     * The Michigan Triple Tax-Free Bond Fund is offered only in the State of Michigan.

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

     This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPLE AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
    NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                 (800) 438-5789

               THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----

Fund Highlights
     What are the key facts regarding the Funds?..................      3

Financial Information.............................................      6

Fund Choices
     What Funds are offered?......................................     24
     Who may want to invest in the Funds?.........................     26
     What are the Funds' investments and investment practices?....     26
     What are the risks of investing in the Funds?................     30

Performance
     How is the Funds' performance calculated?....................     31
     Where can I obtain performance data?.........................     31

Purchases and Exchanges of Shares
     What share class should I choose for my investment?..........     32
     What price do I pay for shares?..............................     32
     When can I purchase shares?..................................     34
     What is the minimum required investment?.....................     35
     How can I purchase shares?...................................     35
     How can I exchange shares?...................................     36

Redemptions of Shares
     What price do I receive for redeemed shares?.................     36
     When can I redeem shares?....................................     37
     How can I redeem shares?.....................................     38
     When will I receive redemption amounts?......................     39

Structure and Management of the Funds
     How are the Funds structured?................................     39
     Who manages and services the Funds?..........................     39
     What are my rights as a shareholder?.........................     40

Dividends, Distributions and Taxes
     When will I receive distributions from the Funds?............     41
     How will distributions be made?..............................     41
     Are there tax implications of my investments in the Funds?...     41

Additional Information............................................     42

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q:  What are the Funds' goals?

A:
     . The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

     . The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

     . The International Bond Fund seeks to provide a competitive total return through a combination of current income and capital appreciation.

     .    The U.S. Government Income Fund seeks to provide high current income.

     . The Tax-Free Intermediate Bond Fund and Tax-Free Bond Fund seek to provide current interest income exempt from Federal income taxes.

     . The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

Q:  What are the Funds' strategies?

A:
     . The Funds, other than the Michigan Triple Tax-Free Bond Fund, the Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund (together, the "Tax-Free Funds"), and the U.S. Government Income Fund, invest primarily in Fixed Income Securities. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

     . The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

     . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

     . The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

Q:  What are the Funds' risks?

A:  The following table summarizes the primary risks of investing in the Funds:

-------------------------------------------------------------------------------------------------
                    FUND                                              RISK
-------------------------------------------------------------------------------------------------
All Funds                                      Potential loss of investment due to changes in
                                               the bond market in general, in the prices of debt
                                               securities of particular companies and in
                                               interest rates.
-------------------------------------------------------------------------------------------------
International Bond Fund                        Because of large investments in foreign
                                               securities, the Fund is riskier than domestic
                                               funds due to factors such as freezes on
                                               convertibility of currency, changes in exchange
                                               rates, political instability and differences in
                                               accounting and reporting standards.
-------------------------------------------------------------------------------------------------
International Bond Fund, Michigan Triple       These "non-diversified" Funds concentrate their
 Tax-Free Bond Fund and Tax-Free               investments in fewer issuers than diversified
 Intermediate Bond Fund                        funds, and could experience larger price
                                               fluctuations than diversified funds.
-------------------------------------------------------------------------------------------------

Q:  What are the options for investment in the Funds?

A: Each Fund offers five different investment options, or classes: Class A, B, C, K and Y. Class K and Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                                           MAXIMUM FRONT                  MAXIMUM
CLASS                       RULE 12B-1 FEES*               END SALES LOAD**                CDSC***
-----                       ----------------               ----------------               --------
Class A                          0.25%                          4.0%                       None+
Class B                          1%                             None                       5%
Class C                          1%                             None                       1%, if redeemed within
                                                                                           1 year of purchase

_____________________________________
* An annual fee for distributing shares and servicing shareholder accounts paid based on the Fund's average daily net assets.
** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.


(i) If you invest over $250,000, you must buy Class A or Class C Shares. (ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) are to your economic benefit.

Q:  How do I buy and sell shares of the Funds?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. ("Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $250 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

     Shares may be redeemed (sold back to the Fund) by mail or by telephone.

     You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:  What shareholder privileges do the Funds offer?

A:

         CLASS A SHARES                          CLASS B SHARES                    CLASS C SHARES
         --------------                          --------------                    --------------
    Automatic Investment Plan            Automatic Investment Plan          Automatic Investment Plan
    Automatic Withdrawal Plan            Automatic Withdrawal Plan          Automatic Withdrawal Plan
    Retirement Plans                     Retirement Plans                   Retirement Plans
    Telephone Exchanges                  Telephone Exchanges                Telephone Exchanges
    Rights of Accumulation               Reinvestment Privilege             Reinvestment Privilege
    Free Checkwriting*
    Letter of Intent
    Quantity Discounts
    Reinvestment Privilege

    ___________________
    *  Excluding the International Bond Fund

Q:   When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses.

     Dividends paid quarterly (if income is available): International Bond Fund.

     Dividends paid monthly: Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund and the Tax-Free Funds.

     The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q:  Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                                                            CLASS A         CLASS B        CLASS C
                                                                            SHARES          SHARES         SHARES
                                                                            -------         -------        -------
Maximum Sales Charge on Purchase (as a % of Offering Price)..........      4%(2)           None           None
Sales Charge Imposed on Reinvested Dividends.........................      None            None           None
Maximum Deferred Sales Charge(3).....................................      None(4)         5%(3)          None(5)
Redemption Fees(6)...................................................      None            None           None
Exchange Fees........................................................      None            None           None

____________________________________
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2)  The sales charge declines as the amount invested increases.
(3) The contingent deferred sales charge ("CDSC") payable upon redemption of Class B Shares declines over time.
(4) A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(5) A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
(6) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown below are based on fees for the Funds' past fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.


ANNUAL FUND OPERATING
EXPENSES
(AS A % OF AVERAGE NET ASSETS)                           BOND FUND                    INTERMEDIATE BOND FUND
______________________________                 _____________________________       _____________________________
                                               CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                               SHARES     SHARES     SHARES        SHARES     SHARES     SHARES
                                               -------    -------    -------       -------    -------    -------
Advisory Fees................................   .50%       .50%       .50%          .50%        .50%       .50%
12b-1 Fees...................................   .25%      1.00%      1.00%          .25%       1.00%      1.00%
Other Expenses...............................   .21%       .21%       .21%          .18%        .18%       .18%
                                                ----      -----      -----          ----        ----       ----
Total Fund Operating Expenses................   .96%      1.71%      1.71%          .93%       1.68%      1.68%
                                                ====      =====      =====          ====       =====      =====

ANNUAL FUND OPERATING
EXPENSES                                               INTERNATIONAL                       U.S. GOVERNMENT
(AS A % OF AVERAGE NET ASSETS)                           BOND FUND                           INCOME FUND
______________________________                 _____________________________       _____________________________
                                               CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                               SHARES     SHARES     SHARES        SHARES     SHARES     SHARES
                                               -------    -------    -------       -------    -------    -------
Advisory Fees................................  .50%        .50%       .50%          .50%        .50%       .50%
12b-1 Fees...................................  .25%       1.00%      1.00%          .25%       1.00%      1.00%
Other Expenses...............................  .35%        .35%       .35%          .21%        .21%       .21%
                                              -----       -----      -----          ----       -----      -----
Total Fund Operating Expenses................ 1.10%       1.85%      1.85%          .96%       1.71%      1.71%
                                              =====       =====      =====          ====       =====      =====

ANNUAL FUND OPERATING
EXPENSES                                             MICHIGAN TRIPLE                         TAX-FREE
(AS A % OF AVERAGE NET ASSETS)                      TAX-FREE BOND FUND                       BOND FUND
______________________________                 _____________________________       _____________________________
                                               CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                               SHARES     SHARES     SHARES        SHARES     SHARES     SHARES
                                               -------    -------    -------       -------    -------    -------
Advisory Fees................................  .50%        .50%       .50%          .50%        .50%       .50%
2b-1 Fees....................................  .25%       1.00%      1.00%          .25%       1.00%      1.00%
Other Expenses...............................  .13%        .13%       .13%          .20%        .20%       .20%
                                               ----       -----      -----          ----       -----      -----
Total Fund Operating Expenses................  .88%       1.63%      1.63%          .95%       1.70%      1.70%
                                               ====       =====      =====          ====       =====      =====

ANNUAL FUND OPERATING
EXPENSES                                           TAX-FREE INTERMEDIATE
(AS A % OF AVERAGE NET ASSETS)                            BOND FUND
______________________________                 _____________________________
                                               CLASS A    CLASS B    CLASS C
                                               SHARES     SHARES     SHARES
                                               -------    -------    -------
Advisory Fees...............................   .50%        .50%       .50%
12b-1 Fees...................................  .25%       1.00%      1.00%
Other Expenses...............................  .18%        .18%       .18%
                                               ----       -----      -----
Total Fund Operating Expenses................  .93%       1.68%      1.68%
                                               ====       =====      =====

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                     BOND FUND                                      INTERMEDIATE BOND FUND
                                     -----------------------------------------             ---------------------------------------
                                     CLASS A          CLASS B          CLASS C             CLASS A          CLASS B        CLASS C
                                     SHARES           SHARES           SHARES              SHARES           SHARES         SHARES
                                     -------          -------          -------             -------          -------        -------
1 Year
     .  Redemption............        $ 49             $ 67             $ 27                $ 49             $ 67           $ 27
     .  No Redemption.........        $ 49             $ 17             $ 17                $ 49             $ 17           $ 17
3 Years
     .  Redemption............        $ 69             $ 84             $ 54                $ 68             $ 83           $ 53
     .  No Redemption.........        $ 69             $ 54             $ 54                $ 68             $ 53           $ 53
5 Years
     .  Redemption............        $ 91             $113             $ 93                $ 89             $111           $ 91
     .  No Redemption.........        $ 91             $ 93             $ 93                $ 89             $ 91           $ 91
10 Years
     .  Redemption............        $153             $202             $202                $150             $199           $199
     .  No Redemption.........        $153             $202             $202                $150             $199           $199

                                        INTERNATIONAL                  U.S. GOVERNMENT                  MICHIGAN TRIPLE
                                          BOND FUND                      INCOME FUND                  TAX-FREE BOND FUND
                              -----------------------------    -----------------------------    -----------------------------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                              SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                              -------    -------    -------    -------    -------    -------    -------    -------    -------
1 Year
     .  Redemption..........   $ 51       $ 69       $ 29       $ 49       $ 67       $ 27       $ 49       $ 67       $ 27
     .  No Redemption.......   $ 51       $ 19       $ 19       $ 49       $ 17       $ 17       $ 49       $ 17       $ 17
3 Years
     .  Redemption..........   $ 74       $ 88       $ 58       $ 69       $ 84       $ 54       $ 67       $ 81       $ 51
     .  No Redemption.......   $ 74       $ 58       $ 58       $ 69       $ 54       $ 54       $ 67       $ 51       $ 51
5 Years
     .  Redemption..........   $ 98       $120       $102       $ 91       $113       $ 93       $ 87       $109       $ 89
     .  No Redemption.......   $ 98       $100       $100       $ 91       $ 93       $ 93       $ 87       $ 89       $ 89
10 Years
     .  Redemption..........   $169       $217       $217       $153       $202       $202       $144       $193       $193
     .  No Redemption.......   $169       $217       $217       $153       $202       $202       $144       $193       $193

                                                     TAX-FREE                                              TAX-FREE
                                                     BOND FUND                                      INTERMEDIATE BOND FUND
                                     -----------------------------------------             ---------------------------------------
                                     CLASS A          CLASS B          CLASS C             CLASS A          CLASS B        CLASS C
                                     SHARES           SHARES           SHARES              SHARES           SHARES         SHARES
                                     -------          -------          -------             -------          -------        -------
1 Year
     .  Redemption..........          $ 49             $ 67             $ 27                $ 48             $ 65           $ 25
     .  No  Redemption......          $ 49             $ 17             $ 17                $ 48             $ 15           $ 15
3 Years
     .  Redemption..........          $ 68             $ 83             $ 53                $ 64             $ 78           $ 48
     .  No Redemption.......          $ 68             $ 53             $ 53                $ 64             $ 48           $ 48
5 Years
     .  Redemption..........          $ 89             $111             $ 91                $ 81             $103           $ 83
     .  No Redemption.......          $ 89             $ 91             $ 91                $ 81             $ 83           $ 83
10 Years
     .  Redemption..........          $150             $199             $199                $132             $181           $181
     .  No Redemption.......          $150             $199             $199                $132             $181           $181

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors. Class B Shares were not offered prior to March 1, 1994. Class C Shares of the Tax-Free Intermediate Bond Fund was not offered during the periods shown. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                                        BOND FUND(A)
                                                                        --------------------------------------------------
                                                                        YEAR          YEAR         YEAR         YEAR
                                                                        ENDED         ENDED        ENDED        ENDED
                                                                        6/30/98       6/30/97      6/30/96      6/30/95(D)
                                                                        CLASS A       CLASS A      CLASS A      CLASS A
                                                                        ---------     ---------    ---------    ----------
Net asset value, beginning of period................................
Income from investment operations:
    Net investment income...........................................
    Net realized and unrealized gain/(loss) on investments..........
    Total from investment operations................................
Less distributions:
    Dividends from net investment income............................
    Distributions from net realized gains...........................
    Total distributions.............................................
Net asset value at end of period....................................
    Total return (b)................................................
    Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................................
    Ratio of operating expenses to average net assets ..............
    Ratio of net investment income to average net assets............
    Portfolio turnover rate.........................................
    Ratio of operating expenses to average net assets w/o waivers...

--------------------------------------
(a) The Munder Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 9, 1992, March 13, 1996 and March 25, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                           BOND FUND(A)
------------------------------------------------------------------------------------------------
YEAR               YEAR      PERIOD    YEAR      YEAR      PERIOD    YEAR      YEAR      PERIOD
ENDED              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
2/28/95(E,F)       2/28/94   2/28/93   6/30/98   6/30/97   6/30/96   6/30/98   6/30/97   6/30/96
CLASS A            CLASS A   CLASS A   CLASS B   CLASS B   CLASS B   CLASS C   CLASS C   CLASS C
---------------    -------   -------   -------   -------   -------   -------   -------   -------



                                                                               INTERMEDIATE BOND FUND(a)
                                                      ----------------------------------------------------------------------------
                                                           YEAR          Year           YEAR         PERIOD             YEAR
                                                          ENDED         ENDED          ENDED          ENDED            Ended
                                                          6/30/98     6/30/97(f)      6/30/96       6/30/95(d)        2/28/95(e)
                                                         CLASS A       CLASS A        CLASS A        CLASS A          CLASS A
                                                        ----------   ------------   ------------   -----------      ------------
Net asset value, beginning of period..................
Income from investment operations:
  Net investment income...............................
  Net realized  and unrealized gain/(loss) on
   investments........................................
  Total from investment operations....................
Less distributions:
  Dividends from net investment income................
  Distributions from net realized gains...............
  Total distributions.................................
Net asset value at end of period......................
  Total return(b).....................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................
  Ratio of operating expenses to average net assets...
  Ratio of net investment income to average net
   assets.............................................
  Portfolio turnover rate.............................
  Ratio of operating expenses to average net assets
   w/o waivers........................................

------------

(a) The Munder Intermediate Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 24, 1992, October 25, 1994 and April 19, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                              INTERMEDIATE BOND FUND(a)
--------------------------------------------------------------------------------
  YEAR       PERIOD     YEAR      YEAR         YEAR     PERIOD       PERIOD
  ENDED       ENDED     ENDED     ENDED        ENDED     ENDED        ENDED
 2/28/94     2/28/93   6/30/98   6/30/97(f)   6/30/96   6/30/95(d)   2/28/95(e)
 CLASS A     CLASS A   CLASS B   CLASS B      CLASS B   CLASS B      CLASS B
---------    -------   -------   -------      -------   -------      -------

                                                                 INTERMEDIATE BOND FUND(A)
                                                        ------------------------------------------------
                                                            YEAR           YEAR              PERIOD
                                                           ENDED           ENDED              ENDED
                                                          6/30/98        6/30/97(F)          6/30/96
                                                          CLASS C         CLASS C            CLASS C
                                                        ------------   -------------      --------------
Net asset value, beginning of period.................
Income from investment operations:
   Net investment income.............................
   Net realized  and unrealized gain/(loss) on
    investments......................................
   Total from investment operations..................
Less distributions:
   Dividends from net investment income..............
   Distributions from net realized gains.............
   Total distributions...............................
Net asset value at end of period.....................
   Total return (b)..................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)..............
   Ratio of operating expenses to average net
    assets...........................................
   Ratio of net investment income to average net
    assets...........................................
   Portfolio turnover rate...........................
   Ratio of operating expenses
    to average net assets w/o waivers................

-----------------------
(a) The Munder Intermediate Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 24, 1992, October 25, 1994 and April 19, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                             INTERNATIONAL BOND FUND(a)
                                              ---------------------------------------------------------
                                                  YEAR           PERIOD           YEAR         PERIOD
                                                 ENDED            ENDED          ENDED          ENDED
                                                6/30/98          6/30/97        6/30/98        6/30/97
                                                CLASS A          CLASS A        CLASS B        CLASS B
                                              --------------   -------------   ------------   ---------
Net asset value, beginning of period..........
Income from investment operations:
  Net investment income.......................
  Net realized  and unrealized gain/(loss) on
   investments................................
  Total from investment operations............
Less distributions:
  Dividends from net investment income........
  Distributions from net realized gains.......
  Total distributions.........................
Net asset value at end of period..............
  Total return (b)............................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)........
  Ratio of operating expenses to average
   net assets.................................
  Ratio of net investment income to average
    net assets................................
  Portfolio turnover rate.....................
  Ratio of operating expenses to average
    net assets w/o waivers or expenses
    reimbursed................................

---------------------
(a) The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.

                                                                 U.S. GOVERNMENT INCOME FUND (a)
                                                   ----------------------------------------------------------
                                                     PERIOD          YEAR           YEAR            PERIOD
                                                     ENDED           ENDED          ENDED            ENDED
                                                    6/30/98         6/30/97       6/30/96(f)       6/30/95(d)
                                                    CLASS A         CLASS A        CLASS A          CLASS A
                                                   ------------   -------------   -----------      ----------
Net asset value, beginning of period..........
Income from investment operations:
  Net investment income.......................
  Net realized  and unrealized gain/(loss) on
   investments................................
  Total from investment operations............
Less distributions:
  Dividends from net investment income........
  Distributions from net realized gains.......
  Total Distributions.........................
Net asset value at end of period..............
  Total Return (b)............................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)........
  Ratio of operating expenses to average net
   assets.....................................
  Ratio of net investment income to average
   net assets.................................
  Portfolio turnover rate.....................
  Ratio of operating expenses to average net
   assets w/o waivers or expenses
   reimbursed.................................

----------------------
(a) The Munder U.S. Government Income Fund Class A Shares, Class B Shares and Class C Shares commenced operations on July 28, 1994, September 6, 1995 and August 12, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.

                U.S. GOVERNMENT INCOME FUND (a)
-----------------------------------------------------------------
  YEAR          YEAR      YEAR     PERIOD      PERIOD    PERIOD
  ENDED         Ended     ENDED     ENDED       ENDED     ENDED
2/28/95(e)     6/30/98   6/30/97  6/30/96(f)   6/30/98   6/30/97
 CLASS A       CLASS B   CLASS B   CLASS B     CLASS C   CLASS C
-------------  -------   -------   -------      -------   -------



                                                             MICHIGAN TRIPLE TAX-FREE BOND FUND(a)
                                                  -----------------------------------------------------------
                                                    YEAR         PERIOD            YEAR            PERIOD
                                                    ENDED         ENDED            ENDED            ENDED
                                                   6/30/98      6/30/97(e)       6/30/96(e)      6/30/95(d,e)
                                                   CLASS A       CLASS A          CLASS A          CLASS A
                                                 -----------   -----------      -----------      ------------
Net asset value, beginning of period..........
Income from investment operations:
  Net investment income.......................
  Net realized and unrealized gain/(loss) on
   investments................................
  Total from investment operations............
Less distributions:
  Dividends from net investment income........
  Distributions from net realized gains.......
  Total distributions.........................
Net asset value at end of period..............
  Total return (b)............................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)........
  Ratio of operating expenses to average net
   assets.....................................
  Ratio of net investment income to average
   net assets.................................
  Portfolio turnover rate.....................
  Ratio of operating expenses to average net
    assets w/o waivers........................

-------------------
(a) The Munder Michigan Triple Tax-Free Bond Fund Class A Shares, Class B
    Shares and Class C Shares commenced operations on February 15, 1994, July 5, 1994, and October 4, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.

                                     MICHIGAN TRIPLE TAX-FREE BOND FUND(a)
------------------------------------------------------------------------------------------------------------------
   YEAR            PERIOD     YEAR      YEAR         YEAR          PERIOD         PERIOD        YEAR     PERIOD
   ENDED            ENDED     ENDED     ENDED        ENDED          ENDED          ENDED        ENDED     ENDED
2/28/95(e,f)       2/28/94   6/30/98   6/30/97(e)   6/30/96(e)   6/30/95(d,e)   2/28/95(e,f)   6/30/98   6/30/97(e)
  CLASS A          CLASS A   CLASS B    CLASS B      CLASS B        CLASS B        CLASS B      CLASS C   CLASS C
------------      --------   -------   ----------   ----------   ------------   ------------   --------  ----------


                                                                  TAX-FREE BOND FUND(a)
                                               -------------------------------------------------------------
                                                  YEAR           YEAR             PERIOD            YEAR
                                                  ENDED          ENDED             ENDED            ENDED
                                                 6/30/98       6/30/97(E)        6/30/96(E)        6/30/98
                                                 CLASS A        CLASS A           CLASS A           CLASS B
                                               ------------   ------------      ------------      -----------
Net asset value, beginning of period..........
Income from investment operations:
  Net investment income.......................
  Net realized and unrealized gain/(loss)
   on investments.............................
  Total from investment operations............
Less distributions:
  Dividends from net investment income........
  Distributions from net realized gains.......
  Total distributions.........................
Net asset value at end of period..............
  Total return (b)............................
Ratios to average net assets/supplemental
 data:
  Net assets, end of period (in 000's)........
  Ratio of operating expenses to average net
   assets.....................................
  Ratio of net investment income to average
   net assets.................................
  Portfolio turnover rate.....................
  Ratio of operating expenses to average net
    assets w/o waivers........................

-----------------
(a) The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively. The Fund is authorized to issue Class C Shares. As of June 30, 1997, the Fund had not commenced selling Class C Shares.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Total net assets for Class B Shares were $164 at February 28, 1995.

                            TAX-FREE BOND FUND(a)
               -------------------------------------------------------
                  YEAR            YEAR          PERIOD       PERIOD
                 ENDED            ENDED         ENDED        ENDED
                6/30/97(e)      6/30/96(e)   6/30/95(d,e)   2/28/95(f)
                 CLASS B         CLASS B        CLASS B      CLASS B
               -----------     -----------   ------------   ----------


                                                               TAX-FREE INTERMEDIATE BOND FUND(a)
                                               -----------------------------------------------------------------
                                                   YEAR             YEAR               YEAR             PERIOD
                                                  ENDED             ENDED              ENDED             ENDED
                                                 6/30/98         6/30/97(f)          6/30/96(f)        6/30/95(d)
                                                 CLASS A          CLASS A             CLASS A           CLASS A
                                               ------------     ------------       ------------      ------------
Net asset value, beginning of period...........
Income from investment operations:
   Net investment income.......................
   Net realized  and unrealized
   gain/(loss) on investments..................
   Total from investment operations............
Less distributions:
   Dividends from net investment income........
   Distributions from net realized gains.......
   Total distributions.........................
Net asset value at end of period...............
   Total return (b)............................
Ratios to average net assets/supplemental
 data:
   Net assets, end of period (in 000's)........
   Ratio of operating expenses to average net
   assets......................................
   Ratio of net investment income to average
   net assets..................................
   Portfolio turnover rate.....................
   Ratio of operating expenses to average net
   assets w/o waivers or expenses reimbursed...

------------------
(a) The Munder Tax-Free Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively. The Fund is authorized to issue Class C Shares. As of June 30, 1998, the Fund had not commenced selling Class C Shares.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                    TAX-FREE INTERMEDIATE BOND FUND(a)
-----------------------------------------------------------------------
  YEAR           YEAR       PERIOD       YEAR         YEAR         PERIOD
  ENDED          ENDED      ENDED        ENDED        ENDED         ENDED
2/28/95(e)      2/28/94    2/28/93      6/30/98     6/30/97(f)    6/30/96(f)
 CLASS A         CLASS A    CLASS A      CLASS B      CLASS B       CLASS B
-------         -------    -------      -------      -------       -------


                                  FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

     This Prospectus offers Class A, Class B and Class C Shares of the Funds described below. This section summarizes each Fund's goal and principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Fund's Investments and Investment Practices?"


                                   BOND FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide a high level of current income, its secondary goal is capital appreciation.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or Old MCM, Inc. ("MCM"), the predecessor to the Advisor, since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                             INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

     . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.
     . The Fund's dollar-weighted average maturity will generally be between three and eight years.

     PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.


                            INTERNATIONAL BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and fifteen years. The Fund will invest mostly in:

     . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions
     . debt securities issued or guaranteed by supra-national organizations, such as the World Bank
     .  debt securities of banks or bank holding companies
     .  corporate debt securities
     .  other debt securities, including those convertible into foreign stock.

     PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government Obligations.
     . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.


                       MICHIGAN TRIPLE TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

     . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.
     . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

                               TAX-FREE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

     . The Fund invests primarily in intermediate-term and long-term Municipal Obligations which have remaining maturities of between three and thirty years.
     . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                        TAX-FREE INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

     . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
     . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
     . The Fund invests in Michigan Municipal Obligations from time to time. . The Fund generally buys obligations with remaining maturities of ten years or less.
     . The Funds dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

     PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.


                      WHO MAY WANT TO INVEST IN THE FUNDS?

     The Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.


           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

     All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

     The Tax-Free Funds will acquire long-term instruments only which are rated A or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. These Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

     The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

     Each Tax-Free Fund may invest in short term money market instruments on a temporary basis or for temporary investment purposes. Short term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

Investment Charts

     The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                   BOND FUNDS

-------------------------------------------------------------------------------------------------------------------------------
                                                         BOND      INTERMEDIATE     INTERNATIONAL    U.S. GOVERNMENT INCOME FUND
        INVESTMENTS AND INVESTMENT PRACTICES             FUND        BOND FUND        BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME SECURITIES.  Either pay interest at set
 times at either fixed or variable rates, or realize
 a discount at maturity.  Includes corporate bonds,
 debentures, notes and other similar corporate debt
 instruments, zero coupon bonds (discount debt
 obligations that do not make interest payments) and       Y             Y                  Y                      Y
 variable master demand notes (permit the amount of
 debt to vary and provide for periodic adjustments
 in interest rates).
-------------------------------------------------------------------------------------------------------------------------------
 FOREIGN SECURITIES.  Securities issued by foreign
 governments and their agencies, instrumentalities        25%           25%                 Y                     25%
 or political subdivisions, supranational
 organizations, and foreign corporations.  Does not
 include Bank Obligations.
-------------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES.  Includes debt securities
 backed by mortgages, installment sales contracts          Y             Y                   Y                      Y
 and credit card receivables.
-------------------------------------------------------------------------------------------------------------------------------
 INTEREST RATE AND CURRENCY SWAPS.  Agreement to
 exchange payments calculated on the basis of              Y(1)          Y(1)                Y                      Y(1)
 relative interest or currency rates.  Derivative
 instruments used solely for hedging.
-------------------------------------------------------------------------------------------------------------------------------
 INTEREST RATE CAPS AND FLOORS.  Entitle purchaser to
 receive payments of interest to the extent that a
 specified reference rate exceeds or falls below a         N              N                  Y                       N
 predetermined level.
-------------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS.  Include securities
 issued by, or guaranteed by, the U.S. Government or       Y              Y                  Y                       Y
 its agencies or instrumentalities.
-------------------------------------------------------------------------------------------------------------------------------
 SHORT TERM MONEY MARKET INSTRUMENTS.  High quality
 short-term instruments including, among other
 things, commercial paper, bankers' acceptances,           Y              Y                  Y                        Y
 certificates of deposit and short-term corporate
 obligations.
-------------------------------------------------------------------------------------------------------------------------------
 STRIPPED SECURITIES.  Include participations in
 trusts that hold U.S. Treasury and agency
 securities which represent either the interest            Y              Y                  Y                         Y
 payments or principal payments on the securities or
 combination of both.
-------------------------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS.  A Fund buys securities and
 agrees to sell them back at a later time at a set         Y              Y                  Y                         Y
 price.
-------------------------------------------------------------------------------------------------------------------------------
 REVERSE REPURCHASE AGREEMENTS.  A Fund sells
 securities and agrees to buy them back later at an
 agreed upon time and price.  A method to borrow           Y              Y                  Y                         Y
 money for temporary purposes.
-------------------------------------------------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.
 Obligations of a Fund to purchase or sell a
 specific currency at a future date at a set price.        Y              Y                  Y                         Y
 May decrease a Fund's loss due to a change in a
 currency value, but also limits gains from currency
 changes.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                             BOND   INTERMEDIATE   INTERNATIONAL   U.S. GOVERNMENT INCOME FUND
        INVESTMENTS AND INVESTMENT PRACTICES                 FUND    BOND FUND       BOND FUND
------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS.  U.S. dollar denominated Bank
Obligations including certificates of deposit,
bankers' acceptances, bank notes and time deposits,           Y          Y               Y                      Y
issued by U.S. or foreign banks or savings
institutions having total assets in excess of $1
billion.
------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS.  Fixed
Income Securities issued or guaranteed by                     N          N               Y                      N
supranational organizations such as the World Bank.
------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS.  Agreements by a
Fund to make payments to an insurance company's
general account in exchange for a minimum level of            Y          Y               Y                      Y
interest based on an index.
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS.  A Fund would bear the expenses        10%/5%      10%/5%         10%/5%                  10%/5%
of money market funds whose shares it purchased, in        in any      in any         in any                  in any
addition to the Fund's own expenses.                       1 Fund      1 Fund         1 Fund                  1 Fund
-----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.
Agreements by a Fund to purchase securities at a
set price, with delivery and payment in the future.
The value of securities may change between the time        [25%]       [25%]          [25%]                   [25%]
the price is set and payment.  Not to be used for
speculation.
-----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES.  Typically there is no ready
market for these securities, which inhibits the
ability to sell them for full market value, or             15%(2)      15%(2)         15%(2)                  15%(2)
there are legal restrictions on their resale by the
Fund.
-----------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES.  (3) Contracts in
which a Fund has the right or the obligation, at
maturity, to make delivery of, or receive                     Y          Y               Y                      Y
securities, the cash value of an index, or foreign
currency.  Used for hedging purposes or to maintain
liquidity.
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS.  A Fund may buy options giving it the right
to require a buyer to buy a security held by the
Fund (put options), buy options giving it the right
to require a seller to sell securities to the Fund
(call options), sell (write) options giving a buyer
the right to require the Fund to buy securities
from the buyer or write options giving a buyer the            Y          Y               Y                      Y
right to require the Fund to sell securities to the
buyer, during a set time at a set price.  Options
may relate to securities indices, individual
securities, foreign currencies or futures
contracts.  See the SAI for more details and
additional limitations.
-----------------------------------------------------------------------------------------------------------------------------
BORROWING.  Borrowing for temporary purposes/
borrowing to meet redemptions.  Fundamental policy
that can only be changed by shareholders.                5%/331/3     5%/331/3        5%/331/3               5%/331/3
-----------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES.  A Fund may lend securities to
financial institutions which pay for the use of the
securities.  May increase return.  Slight risk of            25%        25%             25%                    25%
borrower failing financially.
-----------------------------------------------------------------------------------------------------------------------------

Key:
Y = INVESTMENT ALLOWED WITHOUT RESTRICTION
N = INVESTMENT NOT ALLOWED
(1)  INTEREST RATE SWAPS ONLY.
(2)  BASED ON NET ASSETS.

                                 TAX-FREE FUNDS

--------------------------------------------------------------------------------------------------------------------
                                                                                                      TAX-FREE
                                                MICHIGAN TRIPLE                                     INTERMEDIATE
   INVESTMENTS AND INVESTMENT PRACTICES        TAX-FREE BOND FUND       TAX-FREE BOND FUND           BOND FUND
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS.  Payable from the
issuer's general revenue, the revenue of               Y                        Y                         Y
a specific project, current revenues or
a reserve fund.
--------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL OBLIGATIONS.
Municipal Obligations issued by the                    Y                        Y                         Y
State of Michigan and its political
subdivisions.
--------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES.  Either pay
interest at set times at either fixed or
variable rates, or realize a discount at
maturity.  Includes corporate bonds,
debentures, notes and other similar
corporate debt instruments, zero coupon                Y                        Y                         Y
bonds (discount debt obligations that do
not make interest payments) and variable
master demand notes (permit the amount
of debt to vary and provide for periodic
adjustments in interest rates).
--------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Securities issued by
foreign governments and their agencies,               10%                      10%                       10%
instrumentalities or political
subdivisions, supranational
organizations, and foreign corporations.
Does not include Bank Obligations.
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.  A Fund buys
securities and agrees to sell them back                Y                        Y                         Y
at a later time at a set price.
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS.  A Fund would bear
the expenses of money market funds whose
shares it purchased, in addition to the                Y                        Y                         Y
Fund's own expenses.
--------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD
COMMITMENTS.  Agreements by a Fund to                [25%]                    [25%]                     [25%]
purchase securities at a set price, with
delivery and payment in the future.  The
value of securities may change between
the time the price is set and payment.
Not to be used for speculation.
--------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES.  Typically there is
no ready market for these securities,
which inhibits the ability to sell them              15%(1)                  15%(1)                    15%(1)
for full market value, or there are
legal restrictions on their resale by
the Fund.
--------------------------------------------------------------------------------------------------------------------
BORROWING.  Borrowing for temporary                5%/331/3%                5%/331/3%                 5%/331/3%
purposes/ borrowing to meet redemptions.
Fundamental policy that can be changed
only by shareholders.
-------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES.  A Fund may lend
securities to financial institutions
which pay for the use of the securities.              25%                      25%                       25%
May increase return.  Slight risk of
borrower failing financially.
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES.  Includes U.S.
Treasury bills, notes and bonds.                       Y                        Y                         Y
--------------------------------------------------------------------------------------------------------------------

Key:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

     The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund.
Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

     Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Some Funds are authorized to use options, futures, currency swaps, interest rate swaps and/or forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

     These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Securities. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the net asset value of such Fund may decline.

     Investing in the International Bond Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) the possible imposition of dividend or interest withholding by a foreign country.

     The risks of the various investment techniques the Funds use are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

     There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

     One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 4.0%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

     Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

     The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

              WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

     Each of the Funds offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

              CLASS A                                 CLASS B                                 CLASS C
-----------------------------------   ---------------------------------------   ------------------------------------
 .  Front end sales charge. There      .  No front end sales charge.  All            .  No front end sales charge or
   are several ways to reduce these      your money goes to work for you right         CDSC, except for a CDSC for
   sale charges.                         away.                                         redemptions made within the first
 .  Lower annual expenses than         .  Higher annual expenses than Class A           year after investing.  All your
   Class B and Class C Shares.           Shares.                                       money goes to work for you right
                                      .  A CDSC on shares you sell within              away.
                                         six years of purchase.                     .  Shares do not convert to another
                                      .  Automatic conversion to Class A               class.
                                         Shares approximately six years after       .  Higher annual expenses than
                                         issuance, thus reducing future annual         Class A Shares.
                                         expenses.
                                      .  CDSC is waived for certain
                                         redemptions.

     Each Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class A Shares is the net asset value ("NAV") next determined after we receive your order in proper form PLUS any applicable sales charge. The purchase price for Class B and Class C Shares is the NAV next determined after we receive your order in proper form. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, each Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading on the NYSE (normally 4:00 p.m. Eastern time). Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

     APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                              SALES CHARGE AS A PERCENTAGE OF         DISCOUNT TO SELECTED
                                         ----------------------------------------    DEALERS AS A PERCENTAGE
                                          YOUR INVESTMENT       NET ASSET VALUE          OF INVESTMENT
                                         ------------------   -------------------   ------------------------
Less than $100,000.................            4.00%                 4.17%                      3.75%
$100,000 but less than $250,000....            3.00%                 3.09%                      2.75%
$250,000 but less than  $500,000...            2.00%                 2.04%                      1.75%
$500,000 but less than $1,000,000..            1.25%                 1.27%                      1.00%
$1,000,000 or more.................            None*                 None*                (see below)**

____________________
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.
** The Distributor will pay 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

     The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

     (1) individuals with an investment account or relationship with the Advisor;
     (2) full-time employees and retired employees of the Advisor, employees of the Funds' service providers and immediate family members of such persons;
     (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
     (4)  certain qualified employee benefit plans as described below;
     (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;
     (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;
     (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);
     (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;
     (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans");
     (10) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans"; and
     (11) individuals who reinvest proceeds of redemptions from Class A, Class B or Class C Shares of the Munder Short Term Treasury Fund, provided, such individuals were shareholders of the Munder Short Term Treasury Fund on June 2, 1998.

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") and that
(1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

     We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The

Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

     . LETTER OF INTENT. If you intend to purchase at least $100,000 of Class A, Class B and Class C Shares of the Funds you may wish to complete the letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

          You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

     . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

     Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

     For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

     Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?


     The minimum initial investment for Class A, Class B and Class C Shares of a Fund is $250 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                           HOW CAN I PURCHASE SHARES?

     You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

     . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

     . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     . BY WIRE. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                    Boston Safe Deposit and Trust Company
                    Boston, MA
                    ABA# 011001234
                    DDA# 16-798-3
                    Account No.:

        You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

     See the SAI for further information regarding purchases of the Funds' shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange shares of the Funds for shares of the same class of other Funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a Fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the Fund you wish to purchase by exchange. You can obtain a Prospectus for any Fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

 . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . EXCHANGES BY MAIL. You may send exchange orders to your broker or to the Transfer Agent at The Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

     CONTINGENT DEFERRED SALES CHARGES.  You pay a CDSC when you redeem:
     . Class A Shares that are part of an investment of at least $1 million within one year of buying them
     . Class B Shares within six years of buying them
     . Class C Shares within one year of buying them.

     These time periods include the time you held Class B or Class C Shares which you may have exchanged for Class B or Class C Shares of the Funds.

     The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                 CLASS B SHARES

YEARS SINCE PURCHASE                                                                                          CDSC
--------------------                                                                                          ----
First.......................................................................................................  5.00%
Second......................................................................................................  4.00%
Third.......................................................................................................  3.00%
Fourth......................................................................................................  3.00%
Fifth.......................................................................................................  2.00%
Sixth.......................................................................................................  1.00%
Seventh and thereafter......................................................................................  0.00%

     The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents:

     .  reinvestment of dividends or capital gains distributions
     .  capital appreciation of shares redeemed.

     When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     . redemptions made within one year after the death of a shareholder or registered joint owner
     . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
     .  involuntary redemptions made by the Fund
     . redemptions limited to 10% per year of an account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is record kept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is record kept on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record keeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     You may redeem shares of the Funds in several ways:

     . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

           A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

    . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

           If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern Time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

           We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

           During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

    . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC's when you redeem shares.

    . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

     . FREE CHECKWRITING. Free checkwriting is available to holders of Class A Shares of the Funds (other than the International Bond Fund) who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

     The Trust and the Company are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust and the Company supervise the Funds' service providers. The Trust is organized as Massachusetts business trust and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

     During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Bond Fund......................................................................       0.50%
Intermediate Bond Fund.........................................................       0.50%
International Bond Fund........................................................       0.50%
U.S. Government Income Fund....................................................       0.50%
Michigan Triple Tax-Free Fund..................................................       0.50%
Tax-Free Bond Fund.............................................................       0.50%
Tax-Free Intermediate Bond Fund................................................       0.50%

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company and the Trust in all aspects of its administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

     CUSTODIAN AND SUB-CUSTODIAN. Comercia Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Funds' custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as the Funds' sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

     Under Rule 12b-1 of the Investment Company Act of 1940, as amended, the Funds have adopted Service Plans with respect to their Class A Shares and Service and Distribution Plans with respect to their Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares.
The Distributor also is paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust and the Company as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust and the Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets. The SAI contains more information regarding voting rights .

     Comerica currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust and the Company.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The International Bond Fund pays dividends quarterly. The other Funds pay dividends monthly. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

     This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds have been informed that their major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                             CLASS A, B & C SHARES



                                      Prospectus

                                October 27, 1998

                   THE MUNDER MONEY MARKET FUNDS

                                 Cash Investment
                                    Money Market
                           Tax-Free Money Market
                      U.S. Treasury Money Market








                        Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

     The Munder Funds Trust (the "Trust") and The Munder Funds, Inc. (the "Company") are open-end investment companies. This Prospectus describes three investment portfolios offered by the Trust (the "Trust Funds") and the Money Market Fund offered by the Company (collectively, the "Funds"):

                          Munder Cash Investment Fund
                            Munder Money Market Fund
                       Munder Tax-Free Money Market Fund
                     Munder U.S. Treasury Money Market Fund

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds. Only Class A Shares of the Trust Funds are currently offered for sale to retail investors. Class A, Class B and Class C Shares of the Money Market Fund may be acquired only through an exchange of shares from the corresponding classes of other funds of the Company, the Trust or Munder Framlington Funds Trust ("Framlington").

     This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPLE AMOUNT INVESTED.

     ALTHOUGH THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUNDS CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                 (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
Fund Highlights
     What are the key facts regarding the Funds?..................      3

Financial Information.............................................      5

Fund Choices
     What Funds are offered?......................................     13
     Who may want to invest in the Funds?.........................     13
     What are the Funds' investments and investment practices?....     14
     What are the risks of investing in the Funds?................     16

Performance
     How is the Funds' performance calculated?....................     16
     Where can I obtain performance data?.........................     17

Purchases and Exchanges of Shares
     What price do I pay for shares?..............................     17
     When can I purchase shares?..................................     17
     What is the minimum required investment?.....................     17
     How can I purchase shares?...................................     17
     How can I exchange shares?...................................     18

Redemptions of Shares
     What price do I receive for redeemed shares?.................     19
     When can I redeem shares?....................................     20
     How can I redeem shares?.....................................     20
     When will I receive redemption amounts?......................     21

Structure and Management of the Funds
     How are the Funds structured?................................     21
     Who manages and services the Funds?..........................     21
     What are my rights as a shareholder?.........................     22

Dividends, Distributions and Taxes
     When will I receive distributions from the Funds?............     23
     How will distributions be made?..............................     23
     Are there tax implications of my investments in the Funds?...     23

Additional Information............................................     24

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q:  What are the Funds' goals?

A:
 .    The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

 .    The Money Market Fund seeks to provide current income consistent with the preservation of capital and liquidity.

 .    The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q:  What are the Funds' strategies?

A: The Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

Q:  What are the Funds' risks?

A: It is expected that the Funds will maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuous basis. A Fund's performance per share may change daily based on many factors, including interest rate levels, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Q: What are the options for investment in the Funds?

A:  The Money Market Fund offers four different investment options, or classes:
Class A, B, C and Y. The Trust Funds offer only Class A, Class K and Class Y Shares. Class K and Class Y Shares, which are offered only to institutional and other qualified investors, are offered in other prospectuses.

                                                                Maximum Front                   Maximum
CLASS                                   RULE 12b-1 FEES*        END SALES LOAD**                CDSC***
-----                                   -----------------       ----------------                --------
Class A                                        0.25%                 None                         None
Class B                                           1%                 None                          5%
Class C                                           1%                 None               1%, if redeemed within 1
                                                                                            year of purchase

____________
* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
**   A one-time fee charged at the time of purchase of shares.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

    Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees on Class B Shares versus Class A or Class C Shares, this conversion is to your economic benefit.

Q:  How do I buy and sell shares of the Funds?

A: This Prospectus offers to investors one class of shares of the Trust Funds, Class A Shares. The Money Market Fund offers Class A, Class B and Class C Shares which may be acquired only through an exchange of shares of the corresponding classes of another fund of the Company, the Trust or Framlington. Funds Distributor, Inc. (the "Distributor") sells shares of the Funds. You may purchase Class A Shares from the Distributor through broker- dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the

 "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $250 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, Munder and Framlington, and exchange Fund shares for shares of the same class of other funds of the Company, Munder and Framlington.

Q:  What shareholder privileges do the Funds offer?

A:                 Class A Shares                       Class B Shares                        Class C Shares
        ------------------------------------   ---------------------------------   -------------------------------------
             Automatic Investment Plan             Automatic Investment Plan             Automatic Investment Plan
             Automatic Withdrawal Plan             Automatic Withdrawal Plan             Automatic Withdrawal Plan
                Telephone Exchanges                   Telephone Exchanges                   Telephone Exchanges
                 Free Checkwriting

Q:  When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Funds declare dividends daily and pay them monthly. The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q:  Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                     CASH INVESTMENT FUND
                                 TAX-FREE MONEY MARKET FUND
                              U.S. TREASURY MONEY MARKET FUND                         MONEY MARKET FUND
                              -------------------------------                         -----------------
                                         CLASS A                               CLASS A       CLASS B      CLASS C
                                         SHARES                                SHARES        SHARES       SHARES
                               -------------------------------                 --------      --------     --------
Maximum Sales Charge
on Purchase (as a % of Offering
 Price)...............................    None                                  None         None             None
Sales Charge Imposed on
Reinvested Dividends..................    None                                  None         None             None
Maximum Deferred Sales Charge(3)......    None                                  None(2)      5%(3)            1%(4)
Redemption  Fees(6)...................    None                                  None         None             None
Exchange Fees.........................    None                                  None         None             None
_____________

Notes:
 (1) Does not include fees which institutions may charge for services they provide to you.
 (2) A 1% CDSC applies to redemptions of shares acquired through the exchange of Class A Shares of other funds purchased on or after June 27, 1995 as part of an investment of $1,000,000 or more. See the SAI for a description of Class A Shares acquired before June 27, 1995.
 (3)  The CDSC payable on redemption of Class B Shares declines over time.
 (4) A 1% CDSC applies to redemptions within one year after the initial investment in Class C Shares.
 (5) The Transfer Agent may deduct a redemption fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are based on fees for the Funds' past fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND OPERATING                                                         CLASS A SHARES
                                          -----------------------------------------------------------------------------------
EXPENSES                                                                  TAX-FREE MONEY            U.S. TREASURY MONEY
(AS A % OF AVERAGE NET ASSETS)               CASH INVESTMENT FUND           MARKET FUND                  MARKET FUND
------------------------------               ---------------------          -----------                  -----------
ADVISORY FEES.....................                    .35%                      .35%                       .35%
 12B-1 FEES.......................                    .25%                      .25%                       .25%
 OTHER EXPENSES...................                    .20%                      .18%                       .19%
                                                      ----                      ----                       ----
TOTAL FUND OPERATING EXPENSES.....                    .80%                      .78%                       .79%
                                                      ====                      ====                       ====

                                                                         MONEY MARKET FUND
                                          -----------------------------------------------------------------------------------
EXPENSES
(AS A % OF AVERAGE NET ASSETS)                 CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
------------------------------                 ---------------            ---------------          ---------------
ADVISORY FEES.....................                    .40%                       .40%                      .40%
12B-1  FEES.......................                    .25%                      1.00%                     1.00%
OTHER EXPENSES....................                    .24%                       .24%                      .24%
                                                      ----                      -----                      ----
TOTAL FUND OPERATING EXPENSES.............            .89%                      1.64%                     1.64%
                                                      ====                      =====                     =====

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL OPERATING PERFORMANCE OR EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                     CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------

                                                                      TAX-FREE MONEY       U.S. TREASURY MONEY
                        CASH INVESTMENT FUND   MONEY MARKET FUND        MARKET FUND            MARKET FUND
                        --------------------   -----------------        -----------            -----------
1 YEAR...............           $ 8                  $  9                   $ 8                   $ 8
3 YEARS..............           $26                  $ 28                   $25                   $25
5 YEARS..............           $44                  $ 49                   $43                   $44
10 YEARS.............           $99                  $110                   $97                   $98

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class B Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time period and (3) no redemption at the end of the following time periods:

                                           MONEY MARKET FUND
                                             CLASS B SHARES
--------------------------------------------------------------------------------------------------------
          1 YEAR                     3 YEARS                   5 YEARS                  10 YEARS*
          ------                     -------                   --------                 ---------
                    NO                        NO                        NO                        NO
 REDEMPTION     REDEMPTION   REDEMPTION   REDEMPTION   REDEMPTION   REDEMPTION   REDEMPTION   REDEMPTION
-------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $67           $17          $82           $52         $109          $89          $204         $194
______________________

* REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES (WHICH PAY LOWER ONGOING EXPENSES) APPROXIMATELY SIX YEARS AFTER DATE OF ORIGINAL PURCHASE.

     The following example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class C Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time periods and (3) no redemption at the end of one year:

                                                   MONEY MARKET FUND
                                                     CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------
              1 YEAR
----------------------------------
 REDEMPTION       NO REDEMPTION                3 YEARS                        5 YEARS                   10 YEARS*
-------------   ------------------   ----------------------------   ---------------------------   ----------------------
     $27              $17                           $52                           $89                     $194

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for the periods ended prior to June 30, 1995 for the Money Market Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the funds' most recent annual reports, which are incorporated by referenced into the SAI. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                                      CASH INVESTMENT FUND(a)
                                                                          --------------------------------------------------
                                                                             YEAR         YEAR          YEAR          YEAR
                                                                            ENDED        ENDED         ENDED         ENDED
                                                                            6/30/98      6/30/97     6/30/96      6/30/95(d)
                                                                            CLASS A      CLASS A       CLASS A       CLASS A
                                                                          -----------   ----------   -----------   ------------

Net asset value, beginning of period............................
Income from investment operations:
     Net investment income......................................
     Total from investment operations...........................
Less distributions:
     Dividends from net investment income.......................
     Total distributions........................................
Net asset value at end of period................................
     Total return (B)...........................................
Ratios to average net assets/supplemental data:
     Net assets, end of period (in 000's).......................
Ratio of operating expenses to average net assets ..............
Ratio of net investment income to average net assets............
Ratio of operating expenses to average net assets w/o waivers...
-------------------

(a) The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992. The Munder Money Market Fund Class A Shares, Class B Shares and Class C Shares commenced operations on July 3, 1995, February 16, 1994 and October 17, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February and the fiscal year end for Money Market Fund was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Cash Investment Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Money Market Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


       CASH INVESTMENT FUND(a)                                   MONEY MARKET FUND(a)
-----------------------------------------------------------------------------------------------------------
YEAR               YEAR         PERIOD       YEAR       YEAR         PERIOD     YEAR      YEAR     PERIOD
ENDED              ENDED        ENDED        ENDED      ENDED        ENDED     ENDED     ENDED     ENDED
2/28/95(E)         2/28/94      2/28/93      6/30/98    6/30/97      6/30/96   6/30/98   6/30/97   6/30/96
CLASS A            CLASS A      CLASS A      CLASS A    CLASS A      CLASS A   CLASS B   CLASS B   CLASS B
----------         --------     -------      -------    -------      -------   -------   -------   -------

                                                                                        MONEY MARKET FUND(a)
                                                                         -------------------------------------------------------
                                                                           PERIOD         PERIOD         YEAR         PERIOD
                                                                           ENDED          ENDED         ENDED          ENDED
                                                                         6/30/95(D,F)   12/31/94       6/30/98        6/30/97
                                                                           CLASS B       CLASS B       CLASS C        CLASS C
                                                                         -----------    ----------   ------------   -----------

Net asset value, beginning of period......................................
Income from investment operations:
    Net investment income.................................................
    Total from investmentoperations.......................................
Less distributions:
    Dividends from net investment income..................................
Total distributions.......................................................
Net asset value at end of period..........................................
    Total return (b)......................................................
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's)..................................
    Ratio of operating expenses to average net assets ....................
    Ratio of net investment income to average net assets..................
Ratio of operating expenses to average net assets w/o waivers.............
----------------

(a) The Munder Money Market Fund Class A Shares, Class B Shares and Class C Shares commenced operations on July 3, 1995, February 16, 1994 and October 17, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February and the fiscal year end for Money Market Fund was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Cash Investment Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Money Market Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                        TAX-FREE MONEY MARKET FUND(a)
                                           ----------------------------------------------------------------------------------------
                                               YEAR        YEAR       YEAR         PERIOD          YEAR           YEAR        YEAR
                                               ENDED       ENDED      ENDED         ENDED          ENDED          ENDED      ENDED
                                              6/30/98)    6/30/97    6/30/96      6/30/95(D)     2/28/95(E)      2/28/94    2/28/93
                                              CLASS A     CLASS A    CLASS A       CLASS A        CLASS A        CLASS A    CLASS A
                                             ---------    --------   --------      --------       ---------      ---------  --------

Net asset value, beginning of period...............
Income from investment operations:
    Net investment income..........................
Total from investment operations...................
Less distributions:
    Dividends from net investment income...........
    Total distributions............................
Net asset value at end of period...................
    Total return (b)...............................
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's)...........
    Ratio of operating expenses to average net
    assets ........................................
    Ratio of net investment income to average
    net assets.....................................
    Ratio of operating expenses to average
    net assets w/o waivers.........................
--------------------

(a) The Munder Tax-Free Money Market Fund Class A Shares commenced operations on November 29, 1992.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                            U.S. TREASURY MONEY MARKET FUND (a)
                             -------------------------------------------------------------------------------------------
                                   YEAR         YEAR        YEAR       PERIOD        YEAR            YEAR       PERIOD
                                   ENDED        ENDED       ENDED      ENDED         ENDED           ENDED      ENDED
                                  6/30/98      6/30/97    6/30/96   6/30/95(D)     2/28/95(E)       2/28/94     2/28/93
                                  CLASS A      CLASS A     CLASS A    CLASS A       CLASS A         CLASS A     CLASS A
                                ----------   ----------   --------   -----------    ---------      -----------   -------

Net asset value, beginning of
period...............................
Income from investment
operations:
    Net investment income............
    Total from investment operations.
Less distributions:
    Dividends from net
    investment income................
    Total distributions..............
Net asset value at end of period.....
    Total return (b).................
Ratios to average net
assets/supplemental data:
    Net assets, end of period (in
    000's)...........................
    Ratio of operating expenses
    to average net assets ...........
    Ratio of net investment
    income to average net assets.....
    Ratio of operating expenses
    to average net assets w/o
    waivers..........................
------------

(a) The Munder U.S. Treasury Money Market Fund Class A Shares commenced operations on November 24, 1992.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                  FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

     This Prospectus describes Class A Shares of the Cash Investment Fund, U.S. Treasury Money Market Fund and Tax-Free Money Market Fund and Class A, B and C Shares of the Money Market Fund. This section summarizes each Fund's goal and principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Funds' Investments and Investment Practices?"

                              CASH INVESTMENT FUND

     . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     . The Fund invests in a broad range of short-term, high quality, U.S. dollar-denominated instruments.

                       U.S. TREASURY MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                          TAX-FREE MONEY MARKET FUND

     . The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

     . The Fund invests substantially all of its assets in short-term, U.S. dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.

     . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                              MONEY MARKET FUND

     . The Fund's goal is to provide current income consistent with the preservation of capital and liquidity.

     . The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

                      WHO MAY WANT TO INVEST IN THE FUNDS?

     The Funds are designed for investors who desire a high level of income and liquidity, and stability of principal. The Munder Money Market Fund is also designed to be acquired by the exchange of shares of other Munder Funds for investors who: (1) own other Munder Funds; (2) wish to be out of the market temporarily; and (3) do not desire to incur redemption fees or sales charges. The Funds invest their assets conservatively and as a result, they will not earn as high a level of current income as funds that invest in longer-term or lower quality debt securities or equity securities. Investors who are more aggressive in their investment approach or who desire a higher rate of return may wish to invest in other funds offered by the Trust, the Company and Framlington.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

     Each Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

     Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     Each of the Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities, thus increasing the Funds' returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed 25% of each Fund's (except the Money Market Funds) total assets and 33 1/3% of the Money Market Funds total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

  Investment Chart

     The following chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                               MONEY MARKET FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              U.S. TREASURY
                    INVESTMENTS AND                                      CASH        MONEY      TAX-FREE           MONEY
                  INVESTMENT PRACTICES                                INVESTMENT     MARKET    MONEY MARKET        MARKET
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL REVENUE OBLIGATIONS. Obligations the interest on
which is paid solely from the revenues of similar projects.                N           N             Y               N

------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS.
 .  Commercial paper (including paper of Canadian
   companies,                                                              Y           Y             N               N
   Canadian branches of U.S. companies, and Europaper)
 .  Corporate bonds                                                         Y           Y             N               N
 .  Other short-term obligations                                            Y           Y             N               N
 .  Variable master demand notes                                            Y           Y             N               N
 .  Bond debentures                                                         Y           Y             N               N
 .  Notes.                                                                  Y           Y             N               N

------------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES. Include debt securities backed by mortgages,
installment sales contracts and credit card receivables.                   Y           Y             N               N
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS.
 .  Issued or guaranteed by U.S. Government                                 Y           Y             N               Y
 .  Issued or guaranteed by U.S. Government Agencies and                    Y           Y             N               N
   instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------

BANK OBLIGATIONS. U.S. dollar denominated bank obligations, including
certificates of deposit, bankers' acceptances, bank notes, time            Y           Y             N               N
deposits issued by U.S. or foreign banks or savings institutions having total assets in excess of $1 billion.
------------------------------------------------------------------------------------------------------------------------------------

STRIPPED SECURITIES.
 .  Participation in trusts that hold U.S. Treasury and agency              Y           Y             Y               N
   securities
 .  U.S. Treasury-issued receipts                                           Y           Y              Y              35%
 .  Non-U.S. Treasury receipts.                                             Y           Y              Y              N
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS. Payable from the issuer's general revenue, the                          No more than
revenue of a specific project, current revenues or a reserve fund.         5%          5%      25% in any one         N
                                                                                                  state
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. A Fund agrees to purchase securities from a
seller and the seller agrees to repurchase the securities at a later       Y           Y             N               Y
time at a set price (maturities less than 397 days).
------------------------------------------------------------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy
them back later at an agreed upon time and price.  A method to borrow      Y         Y               N               Y
money for temporary purposes.
------------------------------------------------------------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS. Agreements by a Fund to make payments
to an insurance company's general account in exchange for a minimum        Y           Y             N               N
level of interest based on an index.
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS. Securities issued by other investment                  Y           Y              Y              Y
companies which invest in short-term  debt securities and            (1940 Act     (1940 Act     (1940 Act   (1940 Act limits)
seek to maintain $1.00 net asset vale per share used only              limits)       limits)      limits)
to manage daily cash portions.
------------------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreements
by a Fund to purchase securities at a set price, with delivery              [25%]      [25%]         [25%]           [25%]
and payment in the future.  The value of securities may change between the time the price is set and payment.  Not to be used for speculation.
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES.  Debt obligations issued by foreign governments,
and their agencies, instrumentalities or political subdivisions,           25%         25%           N               N
supranational organizations and foreign corporations.  Does not include Bank Obligations.
------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES. Typically there is no ready market for these
securities, which inhibits the ability to sell them for full market      10%(1)      10%(1)        10%(1)          10%(1)
value, or there are legal restrictions on their resale by the Fund.
------------------------------------------------------------------------------------------------------------------------------------

LENDING SECURITIES. A Fund may lend securities to financial institutions
which pay for the use of the securities. May increase return.  Slight      25%        331/3%         25%             25%
risk of borrower failing financially.
------------------------------------------------------------------------------------------------------------------------------------


Key:
Y= INVESTMENT ALLOWED WITHOUT RESTRICTION
N= INVESTMENT NOT ALLOWED
(1)  BASED ON NET ASSETS.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

     Each Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Because the Funds invest mostly in debt instruments, rises and falls in interest rate levels in general, as well as in the value of the instruments in the Funds' portfolios, can affect the Funds' performance.

     The Cash Investment Fund and Money Market Fund may invest in securities of foreign issuers. Foreign securities are generally considered to be riskier than securities issued by U.S. companies due to factors such as freezes on convertibility of currency, the rise and fall of foreign currency exchange rates, political instability and differences in accounting and reporting standards.

     Although the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

     Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Free Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

     The risks of the various investment techniques the Funds use are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

     The current yield of shares in the Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Money Market Fund which may also be quoted from time to time, shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

     Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class A Shares is the Fund's net asset value ("NAV") next determined after a purchase order in proper form and payment are received. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, each Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at 2:45 p.m. (Eastern time) and at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). If we receive your purchase order and payment by 2:45 p.m. on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

     Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment for Class A Shares of a Trust Fund is $250 and subsequent investments must be at least $50.

                           HOW CAN I PURCHASE SHARES?

     You can purchase Class A Shares in a number of different ways. You may place orders for Class A Shares directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker. Class A, Class B and Class C Shares of the Money Market Fund may be acquired only through an exchange of shares from the corresponding class of another Fund of the Company, the Trust or Framlington.

     . BY BROKER. Any broker authorized by the Distributor can sell you Class A Shares of the Funds. Please note that brokers may charge you fees for their services.


     . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     . BY WIRE. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                Boston Safe Deposit and Trust Company
                Boston, MA
                ABA# 011001234
                DDA# 16-798-3
                Account No.:

            You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.


     We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any class for any period of time.

     See the SAI for further information regarding purchases of the Funds' shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange Class A Shares of the Funds for Class A Shares of other Funds of the Trust, the Company or Framlington based on their relative net asset values and you may exchange Class B and C Shares of the Money Market Fund for the corresponding class of shares of the other funds of the Company, the Trust or Framlington. Class A Shares of the Funds that were (1) acquired through exchange and (2) can be traced back to a purchase of shares in one or more funds of the Trust, the Company or Framlington for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares of the Money Market Fund will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     . EXCHANGES BY MAIL. You may send exchange orders to your broker or to us at the Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form. If we receive your redemption request by 2:45 p.m. (Eastern time), you will not receive dividends for that day. The amount you receive will be reduced by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

     CONTINGENT DEFERRED SALES CHARGES.  You pay a CDSC when you redeem:

     .  Class A Shares of the Money Market Fund within one year
     . Class A Shares of the Money Market Fund acquired through the exchange of Class A Shares of other funds purchased before June 27, 1995 as part of an investment of $500,000 or more
     .  Class B Shares of the Money Market Fund within six years
     .  Class C Shares of the Money Market Fund within one year.

     These time periods include the time you held the shares you exchanged to acquire Money Market Fund shares.

     You pay a 1% CDSC when you redeem Class A Shares of the Money Market Fund:

     . that you acquired through the exchange of initial Class A Shares of other Funds of the Company, the Trust or Framlington;
     . if you acquired the initial Class A Shares after June 27, 1995; and . if the initial shares were purchased without a sales charge in connection with an investment of $1,000,000 or more.

     You pay a CDSC of 1% when you redeem Class C Shares of the Money Market Fund within one year of the date you purchased the initial Class C Shares that you exchanged to acquire Money Market Fund Shares.

     The CDSC schedule for Class B Shares of the Money Market Fund purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original purchase price of your investment or the net asset value at the time of redemption, whichever is lower.

                                                MONEY MARKET FUND
                                                 CLASS B SHARES
YEARS SINCE PURCHASE                                                                                     CDSC
--------------------                                                                                  -----------
First..............................................................................................        5.00%
Second.............................................................................................        4.00%
Third..............................................................................................        3.00%
Fourth.............................................................................................        3.00%
Fifth..............................................................................................        2.00%
Sixth..............................................................................................        1.00%
Seventh and thereafter.............................................................................        0.00%

      Redeemed shares will not pay a CDSC to the extent that the value of such shares represents:
      .       reinvestment of dividends or capital gains distributions
      .       capital appreciation of shares redeemed.

     When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.


     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of Class B Shares of the Money Market Fund which you purchased after June 27, 1995 for
     . redemptions made within one year after the death of a shareholder or registered joint owner
     . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
     .  involuntary redemptions made by the Fund
     . redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     Consult the SAI for Class A Share CDSC waivers and Class B Share CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     You may redeem shares of the Funds in several ways:

     . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

             A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

     . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

             If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern Time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

             We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the

          Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

             During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.


     . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC's when you redeem shares.

     . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

     . FREE CHECKWRITING. Free checkwriting is available to holders of Class A Shares of the Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

     The Trust and the Company are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Board of Trustees and Directors, which are responsible for the overall management of the Trust and the Company and supervise the Funds' service providers. The Trust is organized as a Massachusetts business trust and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

     The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.


     During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

                                     TAX-FREE MONEY                U.S. TREASURY MONEY
  Cash Investment Fund                 Market Fund                     MARKET FUND                Money Market Fund
  --------------------                 -----------                     ------------               -----------------
          .35%                            .35%                            .35%                           .40%

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company and the Trust in all aspects of their administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services for the Company and the Trust, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Funds' custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as the Funds' sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

     Under Rule 12b-1 of the Investment Company Act of 1940, as amended, the Funds have adopted Service Plans with respect to their Class A Shares and the Money Market Fund has adopted Service and Distribution Plans with respect to its Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Fund's Class A Shares. The Distributor is also paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Money Market Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds and the distribution fees to finance activities relating to the distribution of Money Market Fund's Shares. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.
                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust or the Company as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust and the Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust is committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

     Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company and the Trust.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Funds is declared daily and paid monthly. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

     This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains, if any, derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds have been informed that their major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                             CLASS A, B & C SHARES



[Munder Logo]



                                          PROSPECTUS

                               October 27, 1998

                           THE MUNDER INDEX 500 FUND











                        Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES*

     The Munder Index 500 Fund (the "Fund") is a mutual fund that seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index. The Fund invests primarily in equity securities. The Fund is a portfolio of The Munder Funds Trust (the "Trust"), an open-end investment company.

____________
*Class C Shares of the Fund are not currently available for purchase.

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

     This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
    NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                 (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Fund Highlights
     What are the key facts regarding the Fund?..................      3

Financial Information............................................      4

Fund Information
     Who may want to invest in the Fund?.........................      8
     What are the Fund's investments and investment practices?...      8
     What are the risks of investing in the Fund?................     10

Performance
     How is the Fund's performance calculated?...................     11
     Where can I obtain performance data?........................     11

Purchases and Exchanges of Shares
     What share class should I choose for my investment?.........     12
     What price do I pay for shares?.............................     12
     When can I purchase shares?.................................     15
     What is the minimum required investment?....................     15
     How can I purchase shares?..................................     15
     How can I exchange shares?..................................     16

Redemptions of Shares
     What price do I receive for redeemed shares?................     17
     When can I redeem shares?...................................     18
     How can I redeem shares?....................................     18
     When will I receive redemption amounts?.....................     19

Structure and Management of the Fund
     How is the Fund structured?.................................     19
     Who manages and services the Fund?..........................     19
     What are my rights as a shareholder?........................     21

Dividends, Distributions and Taxes
     When will I receive distributions from the Fund?............     21
     How will distributions be made?.............................     21
     Are there tax implications of my investments in the Fund?...     21

Additional Information...........................................     22

Appendix A.......................................................    A-1

                                FUND HIGHLIGHTS

                   WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q:  What is the Fund's goal?

A: The Fund seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

Q:  What is the Fund's strategy?

A: The Fund invests primarily in equity securities and it normally will hold the securities of at least 80% of the issuers in the S&P 500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.

Q:  What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund.

Q:  What are the options for investment in the Fund?

A: The Fund has registered five classes of shares: Class A, B, C, K and Y. Class K and Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses. Class C Shares are not currently offered for sale.

                                                                 Maximum Front                   MAXIMUM
          CLASS                  RULE 12B-1 FEES*              End Sales Load**                  CDSC***
          -----                  ----------------              -----------------                 -------
         Class A                      0.20%                          2.5%                         None+
         Class B                      0.45%                          None                          3%
         Class C                         1%                          None                1%, if redeemed within 1
                                                                                             year of purchase

_________________
* An annual fee for distributing shares and servicing shareholder accounts paid based on the Fund's average daily net assets.
** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you old the shares.
+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within 1 year of purchase.

(i) If you invest over $250,000, you must buy Class A or Class C Shares. (ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) above are to your economic benefit.

Q:  How do I buy and sell shares of the Fund?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Trust, The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:  What shareholder privileges does the Fund offer?

A:


         CLASS A SHARES                         CLASS B SHARES                       CLASS C SHARES
         ---------------                        --------------                       --------------
    Automatic Investment Plan               Automatic Investment Plan           Automatic Investment Plan
    Automatic Withdrawal Plan               Automatic Withdrawal Plan           Automatic Withdrawal Plan
    Retirement Plans                        Retirement Plans                    Retirement Plans
    Telephone Exchanges                     Telephone Exchanges                 Telephone Exchanges
    Rights of Accumulation                  Reinvestment Privilege              Reinvestment Privilege
    Letter of Intent
    Quantity Discounts
    Reinvestment Privilege

Q:  When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Fund pays dividends at least quarterly (if income is available) and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions will be automatically used to purchase additional shares of the Fund.

Q:  Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

                                                                             CLASS A           CLASS B        CLASS C
                                                                             SHARES            SHARES         SHARES
                                                                             ------            ------         ------
Maximum Sales Charge on Purchase (as a % of Offering Price)............      2.5%  (2)         None           None
Sales Charge Imposed on Reinvested Dividends...........................      None              None           None
Maximum Deferred Sales Charge..........................................      None  (3)         3%(4)          1%(5)
Redemption Fees(6).....................................................      None              None           None
Exchange Fees..........................................................      None              None           None

________________
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The sales charge declines as the amount invested increases.
(3) A 0.20% deferred sales charge applies to redemptions of Class A Shares that were purchased with no initial sales charge as part of an investment of $500,000 or more and are redeemed within one year of purchase.
(4) The contingent deferred sales charge ("CDSC") payable upon redemption of Class B Shares declines over time.
(5) Payable on redemptions of Class C Shares within one year of purchase.
(6) The Transfer Agent may deduct a charge of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown below have been restated to reflect an anticipated waiver of advisory fees and the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.


ANNUAL FUND OPERATING EXPENSES                                           CLASS A            CLASS B              CLASS C
(AS A % OF AVERAGE NET ASSETS)                                           SHARES             SHARES               SHARES
------------------------------                                           ------             ------               ------
Advisory Fees (after waivers)...............................              .07%+              .07%+                .07%+
12b-1 Fees  (after waivers).................................              .20%+              .45%+               1.00%
Other Expenses..............................................              .22%               .22%                 .22%
                                                                         -----              -----                -----
Total Fund Operating Expenses...............................              .49%+              .74%+               1.29%+
                                                                         =====              =====                =====

______________

+ The Advisor expects to voluntarily waive a portion of its advisory fee during the current fiscal year and the Distributor expects to voluntarily waive a portion of its Rule 12b-1 fees with respect to Class A Shares and Class B Shares. Class A Shares of the Fund pay a Rule 12b-1 fee up to .25% of the value of average daily net assets and Class B Shares of the Fund pay a Rule 12b-1 fee of up to 1.00% of the value of average daily net assets. The Advisor and/or the Distributor may discontinue such waivers at any time in their sole discretion. Without waivers the ratio of advisory fees to average daily net assets would be __% and the ratio of 12b-1 fees to average daily net assets would be .25% for Class A Shares and 1.00% for Class B Shares. Without waivers total operating expenses would be __% for Class A Shares and 1.37% for Class B Shares.

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                                  CLASS A             CLASS B            CLASS C
                                                                  SHARES              SHARES             SHARES
                                                                  ------              ------             ------
1 Year
 .  Redemption.............................................         $29                 $38                 $23
 .  No Redemption..........................................         $29                 $ 8                 $13
3 YEARS
 .  Redemption.............................................         $37                 $44                 $41
 .  No Redemption..........................................         $37                 $24                 $41
5 YEARS
 . Redemption.............................................          $46                 $61                 $71
 . No Redemption..........................................          $46                 $41                 $71
10 YEARS
 . Redemption.............................................          $73                 $97                 $156
 . No Redemption..........................................          $73                 $92                 $156

                              FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors. Class C Shares of the Fund were not offered during the periods shown. This information should be read in conjunction with the Fund's most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                                      INDEX 500 FUND (a)
                                                          --------------------------------------------------------------------
                                                              YEAR        YEAR        YEAR           PERIOD           YEAR
                                                              ENDED       ENDED       ENDED          ENDED            ENDED
                                                             6/30/98     6/30/97     6/30/96(F)     6/30/95(D)     2/28/95(E,F)
                                                             CLASS A     CLASS A     CLASS A        CLASS A          CLASS A
                                                             --------   ---------   ---------      ----------      -----------
Net asset value, beginning of period.....................
Income from investment operations:
   Net investment income.................................
   Net realized and unrealized gain on investments.......
   Total from investment operations......................
Less distributions:
   Dividends from net investment income..................
   Distributions from net realized gains.................
   Total distributions...................................
Net asset value, end of period...........................
   Total return (b)......................................
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)..................
   Ratio of operating expenses to average net assets.....
   Ratio of net investment income to average net assets..
   Portfolio turnover rate...............................
   Ratio of operating expenses to average net assets w/o
   waivers and/or expense reimbursement..................
   Average commission rate(g)............................

__________________________________

(a)The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively. As of June 30, 1997, the Fund had not begun selling Class C Shares.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.

                                            INDEX 500 FUND(a)
  --------------------------------------------------------------------------------------------
   YEAR                PERIOD              YEAR                YEAR                   YEAR
   ENDED               ENDED               ENDED               ENDED                  ENDED
  2/28/94             2/28/93             6/30/98             6/30/97               6/30/96(F)
  CLASS A             CLASS A             CLASS B             CLASS B                CLASS B
  -------             -------             -------             -------                -------

                                FUND INFORMATION

     This Prospectus describes Class A, Class B and Class C Shares of the Fund. This section summarizes the Fund's principal investments. The section entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

     The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly changes in the S&P 500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

     The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

                      WHO MAY WANT TO INVEST IN THE FUND?

     The Fund is designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

     The Fund will invest in EQUITY SECURITIES, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stocks. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limits gains from currency exchanges.

     The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

     The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index, or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures.

     The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

     The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or other liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

     The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

     The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

     The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

     The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

     The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

     The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities markets may be less liquid and more volatile than U.S. securities markets.

                  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

     The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

     One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than the maximum sales charge, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

     The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

     The Fund may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

              WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

     The Fund has registered Class A, Class B and Class C Shares and currently offers Class A and Class B Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

                 CLASS A                                    CLASS B                              CLASS C
                 -------                                    -------                              -------
 .   Front end sales charge.  There are       .  No front end sales charge.  All      .  No front end sales charge
    several ways to reduce these sale           your money goes to work for you         or CDSC, except for a CDSC for
    charges.                                    right away.                             redemptions made within the
 .   Lower annual expenses than Class B and   .  Higher annual expenses than Class       first year after investing.
    Class C Shares.                             A Shares.                               All your money goes to work
                                             .  A CDSC on shares you sell within        for you right away.
                                                six years of purchase.               .  Shares do not convert to
                                             .  Automatic conversion to Class A         another class.
                                                Shares approximately six years after
                                                issuance, thus reducing future
                                                annual expenses.
                                             .  CDSC is waived for certain
                                                redemptions.

     The Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class A Shares is the net asset value ("NAV") next determined after we receive your order in proper form PLUS any applicable sales charge. The purchase price for Class B and Class C Shares is the NAV next determined. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, the Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

     APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                              SALES CHARGE                             DISCOUNT TO
                                                           AS A PERCENTAGE OF                        SELECTED DEALERS
                                                           ------------------                       AS A PERCENTAGE OF
                                                YOUR INVESTMENT           NET ASSET VALUE               INVESTMENT
                                                ---------------           ---------------               ----------
Less than $100,000.......................            2.50%                     2.56%                       2.25%
$100,000 but less than $250,000..........            2.00%                     2.04%                       1.75%
$250,000 but less than $500,000..........            1.50%                     1.52%                       1.25%
$500,000 but less than $1,000,000........            1.00%                     1.01%                        .75%
$1,000,000 but less than $3,000,000......            None*                     None*                        .10%
$3,000,000 but less than $5,000,000......            None*                     None*                        .05%
$5,000,000 or more.......................            None*                     None*                       None

__________________

* There is no initial sales charge on purchases of $1 million or more of Class A Shares of the Fund; however, a CDSC in the amount of the Discount to Selected Dealers shown above will be imposed on the lower of the original purchase price or the net asset value of the shares at the time of redemption if such shares are redeemed within one year after the date of purchase.

     The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

     (1) individuals with an investment account or relationship with the Advisor;
     (2) full-time employees and retired employees of the Advisor, employees of the Fund's service providers and immediate family members of such persons;
     (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
     (4) certain qualified employee benefit plans as described below;
     (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;
     (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;
     (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);
     (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;
     (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans");
     (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans"; and
     (11) individuals who reinvest proceeds of redemptions from Class A, Class B or Class C Shares of the Short Term Treasury Fund, provided, such individuals were shareholders of the Short Term Treasury Fund on June 2, 1998.

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on Class A Shares of the Fund for all investments by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Code; (ii) employees participating in an employer-sponsored or administered retirement program operating under
Section 408A of the Code and (iii) UPI Plans. In addition, the CDSC of up to 0.20% imposed on certain redemptions of Class A Shares of the Fund within one year of purchase will be waived for such accounts. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases of Class A Shares of the Fund by such accounts:

                                                                                   DISCOUNT TO DEALER OR ENTITY
AMOUNT OF PURCHASE                                                              AS A PERCENTAGE OF OFFERING PRICE
------------------                                                              ---------------------------------
Less than $1,000,000.....................................................                     0.15%
$1,000,000 but less than $3,000,000......................................                     0.10%
$3,000,000 but less than $5,000,000......................................                     0.05%
$5,000,000 or more.......................................................                      None

     The initial sales charge will be waived for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

     . LETTER OF INTENT. If you intend to purchase at least $500,000 of Class A, Class B and Class C Shares of the Fund and other non-money market funds of the Trust, the Company or Framlington, you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

             You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

     . RIGHT OF ACCUMULATION. You may add the value of any Class A, Class B and Class C Shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

     Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Fund's shares.

     For further information on sales charge waivers and reductions call the Fund at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

     Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment for Class A, Class B and Class C Shares of the Fund is $250 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                          HOW CAN I PURCHASE SHARES?

     You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

     . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

     . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, PO BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     . BY WIRE. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA# 011001234
               DDA# 16-798-3
               Account No:

     You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre- authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A and B Shares of the Fund in shares of the same class of the Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

     We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in its opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any class for any period of time.

     You may pay for shares of the Fund with securities which the Fund is allowed to hold.

     See the SAI for further information regarding purchases of the Fund's shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange shares of the Fund for shares of the same class of other funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through an exchange and (2) can be traced back to a purchase of shares in one or more funds of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     . EXCHANGES BY MAIL. You may send exchange orders to your broker or to the Transfer Agent at The Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts, 01581-5130.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

     CONTINGENT DEFERRED SALES CHARGES.  You pay a CDSC when you redeem:

     . Class A Shares that are part of an investment of at least $500,000 within one year of buying them
     .    Class B Shares within six years of buying them
     .    Class C Shares within one year of buying them.

     These time periods include the time you held Class B or Class C Shares which you may have exchanged for Class B or Class C Shares of the Fund.

     The CDSC schedule for Class B Shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of purchase of your investment or the net asset value at the time of redemption, whichever is lower.

                                 CLASS B SHARES

YEARS SINCE PURCHASE                                                     CDSC
--------------------                                                     ----
First.................................................................   3.00%
Second................................................................   2.50%
Third.................................................................   2.00%
Fourth................................................................   1.50%
Fifth.................................................................   1.00%
Sixth.................................................................   0.50%
Seventh and thereafter................................................   0.00%

     The Distributor pays sales commissions of 2.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents:

     .  reinvestment of dividends or capital gains distributions
     .  capital appreciation of shares redeemed.

     When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     . redemptions made within one year after the death of a shareholder or registered joint owner

     . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
     .  involuntary redemptions made by the Fund
     . redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

You may redeem shares of the Fund in several ways.

     . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

          A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

     . BY TELEPHONE. You can redeem your shares by calling your broker or the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

          If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

          We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

          During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC's when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below
    $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                      STRUCTURE AND MANAGEMENT OF THE FUND

                          HOW IS THE FUND STRUCTURED?

     The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust is managed under the direction of its Board of Trustees which is responsible for the overall management of the Trust and supervises the Fund's service providers. The Trust is organized as a Massachusetts business trust.

                       WHO MANAGES AND SERVICES THE FUND?

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

     The Advisor provides overall investment management for the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate of .07% of the average daily net assets of the Fund (after waivers and/or expense reimbursements). The Advisor waived advisory fees during the past fiscal year for the Fund. The

Advisor is entitled to receive an annual fee equal to .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Trust in all aspects of its administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Fund's custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street serves as the Fund's sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

     Under Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund has adopted Service Plans with respect to its Class A Shares and Service and Distribution Plans with respect to its Class B and Class C Shares. Under the Plans, the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is entitled to receive a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Fund's Class A Shares. The Distributor also is entitled to receive a service fee at an annual rate of up to 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Fund's Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, reporting to the Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Fund.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust as a whole and affecting the Fund. The Trust will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of the Fund, however, the Trust has committed to reimburse the shareholder in full from its assets. The SAI contains more information regarding voting rights.

     Comerica currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Fund, if any, is paid quarterly as a dividend.

     The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

     This section contains a brief summary of the tax implications of ownership in the Fund's shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

     If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2)joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Fund's operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Fund. The Fund has been informed that its major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                                   APPENDIX A

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

                                CLASS Y SHARES


[Munder Logo]



                                          Prospectus

                                   October 27, 1998

                           THE MUNDER INDEX 500 FUND




                        Prospectus begins on next page

PROSPECTUS

CLASS Y SHARES

     The Munder Index 500 Fund (the "Fund") is a mutual fund that seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index. The Fund invests primarily in equity securities. The Fund is a portfolio of The Munder Funds Trust (the "Trust"), an open-end investment company.

     Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

     This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                    CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                 (800) 438-5789

               THE DATE OF THIS PROSPECTUS IS OCTOBER 27, 1998

                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Fund Highlights
     What are the key facts regarding the Fund?..................      3

Financial Information............................................      4

Fund Information
     Who may want to invest in the Fund?.........................      7
     What are the Fund's investments and investment practices?...      7
     What are the risks of investing in the Fund?................      9

Performance
     How is the Fund's performance calculated?...................     10
     Where can I obtain performance data?........................     10

Purchases and Exchanges of Shares
     What price do I pay for shares?.............................     11
     When can I purchase shares?.................................     11
     What is the minimum required investment?....................     11
     How can I purchase shares?..................................     11
     How can I exchange shares?..................................     12

Redemptions of Shares
     What price do I receive for redeemed shares?................     12
     When can I redeem shares?...................................     13
     How can I redeem shares?....................................     13
     When will I receive redemption amounts?.....................     13

Structure and Management of the Fund
     How is the Fund structured?.................................     13
     Who manages and services the Fund?..........................     13
     What are my rights as a shareholder?........................     14

Dividends, Distributions and Taxes
     When will I receive distributions from the Fund?............     15
     How will distributions be made?.............................     15
     Are there tax implications of my investments in the Fund?...     15

Additional Information...........................................     16

Appendix A.......................................................    A-1

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q: What is the Fund's goal?

A: The Fund seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities and it normally will hold the securities of at least 80% of the issuers in the S&P 500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund.

Q: What are the options for investment in the Fund?

A: The Fund has registered five classes of shares: Class A, B, C, K and Y. Class A, B, C and K Shares are described in other prospectuses. Class C Shares are not currently offered for sale.

Q: How do I buy and sell shares of the Fund?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 initially. Other types of investors are not subject to any minimum required investment.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Trust, The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:  What shareholder privileges does the Fund offer?

A:
 .    Automatic Investment Plan
 .    Retirement Plan
 .    Telephone Exchanges
 .    Reinvestment Privilege
 .    Redemption By Check

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Fund pays dividends at least quarterly (if income is available) and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price).................................. None
Sales Charge Imposed on Reinvested Dividends................................................. None
Maximum Deferred Sales Charge................................................................ None
Redemption Fees(2)........................................................................... None
Exchange Fees................................................................................ None

________________________
Notes:
(1)Does not include fees which institutions may charge for services they provide to you.
(2)The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown below have been restated to reflect an anticipated waiver of advisory fees and the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus.

ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
------------------------------
Advisory Fees................................................................................................. .07%*
Other Expenses................................................................................................ .22%
                                                                                                               ----
Total Fund Operating Expenses................................................................................. .29%*
                                                                                                               =====

______________________
* The Advisor expects to voluntarily waive a portion of its advisory fee during the current fiscal year. The Advisor may discontinue such waiver at any time in its sole discretion. Without waivers the ratio of advisory fees to average daily net assets would be .15% and total fund operating expenses would be .37%.

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

         1 Year                       3 YEAR                       5 YEAR                      10 YEAR
         ------                       ------                       ------                      -------
           $3                           $9                          $16                          $37

                               FINANCIAL HIGHLIGHTS

     The following financial highlights were audited by Ernst & Young LLP, independent auditors. This information should be read in conjunction with the Fund's most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                                          INDEX 500 FUND(a)
                                                      ------------------------------------------------------
                                                            YEAR         YEAR          YEAR         PERIOD
                                                           ENDED         ENDED        ENDED         ENDED
                                                          6/30/98       6/30/97     6/30/96(F)    6/30/95(D)
                                                          -------       -------     -------       -------
Net asset value, beginning of period..................
Income from investment operations:
  Net investment income...............................
  Net realized and unrealized gain on investments.....
  Total from investment operations....................
Less distributions:
  Dividends from net investment income................
  Distributions from net realized gains...............
  Total distributions.................................
Net asset value at end of period......................
  Total return (b)....................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................
  Ratio of operating expenses to average net assets...
  Ratio of net investment income to average net assets
  Portfolio turnover rate.............................
  Ratio of operating expenses to average net assets
    w/o waivers and/or expense reimbursement..........
  Average commission rate(g)..........................

___________________________

(a) The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                      INDEX 500 FUND(a)
                                                       ---------------------------------------------------
                                                         YEAR           YEAR          YEAR         YEAR
                                                         ENDED          ENDED         ENDED        ENDED
                                                       2/28/95(E,F)    2/28/94       2/28/93      2/29/92
                                                       -------         -------       -------      -------
Net asset value, beginning of period..................
Income from investment operations:
  Net investment income...............................
  Net realized and unrealized gain on investments.....
  Total from investment operations....................
Less distributions:
  Dividends from net investment income................
  Distributions from net realized gains...............
  Total distributions.................................
Net asset value at end of period......................
  Total return (b)....................................
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................
  Ratio of operating expenses to average net assets...
  Ratio of net investment income to average net assets
  Portfolio turnover rate.............................
  Ratio of operating expenses to average net assets
    w/o waivers and/or expense reimbursement..........
  Average commission rate(g)..........................

___________________________

(a) The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.

                                FUND INFORMATION

     This Prospectus describes Class Y Shares of the Fund. This section summarizes the Fund's principal investments. The section entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

     The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly changes in the S&P 500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

     The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

                      WHO MAY WANT TO INVEST IN THE FUND?

     The Fund is designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

     The Fund will invest in EQUITY SECURITIES, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stocks. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limits gains from currency exchanges.

     The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

     The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index, or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures.

     The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

     The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or other liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

     The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

     The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

     The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

     The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

     The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

     The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

     The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which can be changed only by shareholders.

     The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities markets may be less liquid and more volatile than U.S. securities markets.

                  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

     The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund is a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

     Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

     A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

     One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

     The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.

     You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

     The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

     The following persons may purchase Class Y Shares:

     .    fiduciary and discretionary accounts of institutions

     . institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)
     . directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor
     .    the Advisor's investment advisory clients
     .    family members of employees of the Advisor.

     The Fund also has registered Class A, B, C and K Shares, which have different sales charges, expense levels and performance. Class K Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

     The purchase price for Class Y Shares is the net asset value ("NAV") next determined after we receive your order in proper form without any sales charge. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, the Fund determines its NAV on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

     Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Fund is $500,000. Other types of investors are not subject to any minimum required investment.

                           HOW CAN I PURCHASE SHARES?

     You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

     . THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

     . BY MAIL. You may open an account by completing, signing and mailing an Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) to: THE MUNDER FUNDS,

          C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581- 5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above.

     . BY WIRE. You may make additional investments in the Fund by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA#011001234
               DDA#16-798-3
               Account No.:

          Note that banks may charge fees for transmitting wires.

     . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP, you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

     We do not issue share certificates. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

     You may pay for shares of the Fund with securities which the Fund is allowed to hold.

     See the SAI for further information regarding purchases of the Fund's shares.

                           HOW CAN I EXCHANGE SHARES?

     You may exchange Class Y Shares of the Fund for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values.

     You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                  WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the NAV next determined after we receive the redemption request in proper form.

                           WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            HOW CAN I REDEEM SHARES?

     Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution.

     . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                   WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                      STRUCTURE AND MANAGEMENT OF THE FUND

                          HOW IS THE FUND STRUCTURED?

     The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust is managed under the direction of its Board of Trustees which is responsible for the overall management of the Trust and supervises the Fund's service providers. The Trust is organized as a Massachusetts business trust.

                       WHO MANAGES AND SERVICES THE FUND?

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in April, 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of June 30, 1998, the Advisor and its affiliates had approximately $48.2 billion in assets under management, of which $25.4 billion were invested in equity securities, $8.1 billion were invested in money market or other short-term instruments, $9.2 billion were invested in other fixed income securities and $5.5 billion in non-discretionary assets.

     The Advisor provides overall investment management or the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 1998, the Advisor was paid an advisory fee at an annual rate of .07% of the average daily net assets of the Fund (after waivers and/or expense reimbursements). The Advisor waived advisory fees during the past fiscal year for the Fund. The Advisor is entitled to receive an annual fee equal to .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

     The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Trust in all aspects of its administration and operations including overseeing the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

     CUSTODIAN AND SUB-CUSTODIAN. Comerica Bank ("Comerica" or the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, is the Fund's custodian. No compensation is paid to the Custodian for its custodial services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street serves as the Fund's sub-custodian.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust as a whole and affecting the Fund. The Trust will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of the Fund, however, the Trust has committed to reimburse the shareholder in full from its assets. The SAI contains more information regarding voting rights.

     Comerica currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Fund, if any, is paid quarterly as a dividend.

     The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

     The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

     This section contains a brief summary of the tax implications of ownership in the Fund's shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

     If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

                             ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

     YEAR 2000. The Fund's operations depend on the seamless functioning of computer systems in the financial service industry, including those of its service providers. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Fund. The Fund has been informed that its major service providers have made compliance with the Year 2000 Issue a high priority and are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to their computer systems. There can be, however, no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                                   APPENDIX A

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

Munder Accelerating Growth Fund*                         Munder Framlington Healthcare Fund
Munder Balanced Fund                                     Munder Framlington International Growth Fund
Munder Growth Opportunities Fund                         Munder Bond Fund
Munder Index 500 Fund                                    Munder Intermediate Bond Fund
Munder Growth & Income Fund                              Munder International Bond Fund
Munder International Equity Fund                         Munder Short Term Treasury Fund
Munder Micro-Cap Equity Fund                             Munder U.S. Government Income Fund
Munder Multi-Season Growth Fund                          Munder Michigan Triple Tax-Free Bond Fund
Munder Real Estate Equity Investment Fund                Munder Tax-Free Bond Fund
Munder Small-Cap Value Fund                              Munder Tax-Free Intermediate Bond Fund
Munder Small Company Growth Fund                         Munder Cash Investment Fund
Munder Value Fund                                        Munder Money Market Fund
Munder NetNet Fund                                       Munder Tax-Free Money Market Fund
Munder Framlington Emerging Markets Fund                 Munder U.S. Treasury Money Market Fund
Munder Framlington Global Financial Services Fund

   *  The Munder Accelerating Growth Fund is close to new investments.

                          (collectively, the "Funds")

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fourteen investment portfolios, ten of which are described in this Statement of Additional Information; The Munder Funds Trust (the "Trust") currently offers a selection of fifteen investment portfolios, each of which is described in this Statement of Additional Information; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of four investment portfolios, each of which is described in this Statement of Additional Information. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Company's, the Trust's, and Framlington's Prospectuses dated October 27, 1998.
A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated October 27, 1998.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                                                                                       Page
                                                                                                                       ----
General.............................................................................................................     3
Fund Investments....................................................................................................     4
Risk Factors and Special Considerations -- Index 500 Fund...........................................................    20
Risk Factors and Special Considerations -- Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund...    21
Investment Limitations..............................................................................................    23
Trustees, Directors and Officers....................................................................................    27
Investment Advisory and Other Service Arrangements..................................................................    32
Portfolio Transactions..............................................................................................    47
Additional Purchase and Redemption Information......................................................................    50
Net Asset Value.....................................................................................................    52
Performance Information.............................................................................................    53
Taxes...............................................................................................................    63
Additional Information Concerning Shares............................................................................    70
Miscellaneous.......................................................................................................    72
Registration Statement..............................................................................................    72
Financial Statements................................................................................................    73
Appendix A..........................................................................................................   A-1
Appendix B..........................................................................................................   B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

GENERAL

The following Funds are described in this Statement of Additional
Information:

THE MUNDER FUNDS TRUST
----------------------

Munder Accelerating Growth Fund ("Accelerating Growth Fund")*
Munder Balanced Fund ("Balanced Fund")
Munder Growth & Income Fund ("Growth & Income Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder International Equity Fund ("International Equity Fund")
Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Bond Fund ("Bond Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund")
Munder U.S. Government Income Fund ("U.S. Income Fund")
Munder Michigan Triple Tax-Free Bond Fund ("Michigan Bond Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Intermediate Bond Fund ("Tax-Free Intermediate Bond Fund") Munder Cash Investment Fund ("Cash Investment Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

THE MUNDER FUNDS, INC.
----------------------

Munder Growth Opportunities Fund ("Growth Opportunities Fund") Munder Micro-Cap Equity Fund ("Micro-Cap Fund")
Munder Multi-Season Growth Fund ("Multi-Season Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund")
Munder Value Fund ("Value Fund")
Munder International Bond Fund ("International Bond Fund") Munder Short Term Treasury Fund ("Short Term Treasury Fund") Munder Money Market Fund ("Money Market Fund")

THE MUNDER FRAMLINGTON FUNDS TRUST
----------------------------------

Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Global Financial Services Fund ("Global Financial Services Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

          *  The Accelerating Growth Fund is closed to new investors.

     The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November 1989 to "Opportunity Funds," in February 1990 to "Ambassador Funds" and in June 1995 to "The Munder Funds Trust." The Tax-Free Intermediate Bond Fund originally commenced operations on February 9, 1987 as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

     As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM

Holdings, Inc. ("WAM"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the four Framlington Funds. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives of Multi-Season Fund, Real Estate Fund and Money Market Fund, each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt interest; all other investment policies, other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares.
There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A to this Statement of Additional Information. For purposes of this Statement of Additional Information, the Accelerating Growth Fund, Global Financial Services Fund, Growth & Income Fund, Growth Opportunities Fund, Index 500 Fund, International Equity Fund, Micro-Cap Fund, Multi-Season Fund, NetNet Fund, Real Estate Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Income Fund are referred to as the "Bond Funds"; the Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund and Short Term Treasury Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds."

     BORROWING. The Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Funds.

     FOREIGN SECURITIES. Each Equity Fund (except Global Financial Services Fund, Real Estate Fund, International Equity Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, each Tax-Free Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Global Financial Services Fund will invest at least 65 % of its assets in securities of issuers located in at least three countries, one of which may be the

United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging market countries. There is no limit on the Healthcare Fund's investments in foreign securities. The Multi-Season Fund and NetNet Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The Funds may also purchase Global Depositary Receipts ("GDRs") or European Depositary Receipts ("EDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds." Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund.

     The Advisor (Sub-Advisor with respect to the Framlington Funds) endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor (Sub-Advisor with respect to the Framlington Fund), will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     FORWARD FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor (Sub-Advisor with respect to the Framlington Funds) anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund or the Funds' sub-custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

  ILLIQUID SECURITIES. Each of the Equity Funds and the Bond Funds (except Short Term Treasury Fund) may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

  Each Fund (except U.S. Treasury Money Market Fund and Short Term Treasury
Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     INTEREST RATE SWAP TRANSACTIONS. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Bond Fund or the International Bond Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Bond Funds and the International Bond Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Bond Funds' and the International Bond Fund's ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Bond Funds and the International Bond Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Bond Funds' and the International Bond Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Bond Funds' and the International Bond Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund or the Fund's sub-custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Bond Funds and the International Bond Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Bond Funds and the International Bond Fund will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Bond Funds and the International Bond Fund would be lower than it would have been if interest rate swaps were not used.
The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Bond Funds' and the International Bond Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     INVESTMENT COMPANY SECURITIES. The Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies.
As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor (Sub-Advisor with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor (Sub-Advisor with respect to the Framlington Funds) has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     LOWER-RATED DEBT SECURITIES. It is expected that each Fund (other than the Money Market Funds, Index 500 Fund and Growth & Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. The Growth & Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A hereto.

     MONEY MARKET INSTRUMENTS. As described in their Prospectuses, the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund, the Tax-Free Bond Funds, and the Money Market Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor (Sub-Advisor with respect to the Framlington Funds) deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor (Sub-Advisor with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     MUNICIPAL OBLIGATIONS. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund and the Money Market Fund each do not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     NON-DOMESTIC BANK OBLIGATIONS. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     OPTIONS. The Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract.
A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Equity Funds, Balanced Fund, Bond Funds, Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond Fund) and International Bond Fund may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund or the Fund's sub-custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund or the Fund's sub-custodian. Each of the Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. Each of the Funds will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund or the Fund's sub-custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, each Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.
Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option
position.   Furthermore,  unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     REAL ESTATE SECURITIES. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Real Estate Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor (Sub-Advisor with respect to the Framlington Funds) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets earmarked on the books of the Fund or the Fund's sub-custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Each Fund (except the Tax-Free Money Market Fund and Tax-Free Bond Funds) may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund's sub-custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     RIGHTS AND WARRANTS. As stated in their Prospectuses, the Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     SHORT SALES. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian or sub-custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     STAND-BY COMMITMENTS. The Balanced Fund, the Cash Investment Fund, the Money Market Fund, the Tax-Free Bond Funds and the Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Balanced Fund, Cash Investment Fund, Money Market Fund, Tax-Free Bond Funds and the Tax-Free Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     STOCK INDEX FUTURES, OPTIONS ON STOCK AND BOND INDICES AND OPTIONS ON STOCK AND BOND INDEX FUTURES CONTRACTS. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond
Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor or Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, such Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     STRIPPED SECURITIES. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company, the Trust and Framlington are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     SUPRANATIONAL BANK OBLIGATIONS. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     GUARANTEED INVESTMENT CONTRACTS. The Bond Funds, the International Bond Fund, the Cash Investment Fund and the Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it earmarks cash or portfolio securities to cover such purchase commitments, the Advisor (Sub-Advisor with respect to the Framlington Funds) expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations ("NRSROs") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of the Cash Investment Fund, the Money Market Fund and the Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     OTHER. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Trustees and Directors or the Advisor (Sub-Advisor with respect to the Framlington Funds), pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

           RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because the Advisor believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. Such sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P
500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this Statement of Additional Information.

       RISK FACTORS AND SPECIAL CONSIDERATIONS -- MICHIGAN BOND FUND AND
                        TAX-FREE INTERMEDIATE BOND FUND

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Company has not independently verified this information.

     The State's Constitution limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include the personal income tax, the single business tax and approximately 15% of the sales tax collections.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     In 1994, a ballot proposal ("Proposal A") to implement extensive property tax and school finance reform measures was subject to voter approval and in fact approved on March 15, 1994. Under Proposal A as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack, and an additional tax of 16% of the wholesale price is imposed on certain other tobacco products. As of January 1, 1995, a 0.75% real estate transfer tax also became effective. In 1994, a State education property tax of 6 mills was imposed on all real property and personal property currently subject to the general property tax. In addition, all school boards can now, with voter approval, levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes, on non-homestead property. Proposal A contained additional provisions regarding the ability of local school districts to levy taxes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value is adjusted equal to 50% of true cash value. Under Proposal A, much of the additional revenue generated by these taxes is dedicated to the State School Aid Fund.

     Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

     The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, highway maintenance, social services, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding.

     The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industry, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable foods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1996, this figure had fallen to 15%. However, manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy. The particular industries are highly cyclical and in the period 1996-1997 are expected to operate at somewhat less than full capacity, but at higher levels than in the immediate prior years. This factor can usually adversely affect the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales, income taxes and single business taxes.

     As of the date of this Statement of Additional Information, the State's general obligation bonds are rated "A2" by Moody's and "AA" by Fitch. To the extent that either the Michigan Bond Fund or the Tax-Free Intermediate Bond Fund is comprised of revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous Shareholder Approvals").

     No Fund of the Trust may:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets;

     2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or earmarked on the books of the Fund or the Fund's sub-custodian in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation;

     3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in investment limitation 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clauses
          (i) and,
          with respect to the Money Market Funds, (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

     6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

     7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof;

     8. Purchase securities of companies for the purpose of exercising control;

     9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

     10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies; or

     11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

     In addition, the Tax-Free Intermediate Bond Fund may not:

     1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

     2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation; or

     3. Participate on a joint or joint and several basis in any securities trading account.

     No Fund of Framlington may:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries and the Global Financial Services Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

     3. Borrow money or enter into reverse repurchase agreement except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities (except that the Global Financial Services Fund may make short sales of securities), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

     1.    Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.

     No Fund of the Company may:

     1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries) (except that the Real Estate Fund will invest more than 25% of its assets in securities of issuers in the real estate industry);

     2. (For each Fund except the International Bond Fund) with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     3. (For each Fund except Short Term Treasury Fund) borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. (For each Fund except the Real Estate Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of
          (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund and Short Term Treasury Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Growth Opportunities, Multi-Season, NetNet, Real Estate, Value and International Bond Funds of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

     In addition, the Short Term Treasury Fund may not:

     1. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     2. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 1 above; or

     3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations for the Company above may be deemed to give rise to a senior security.

     Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that a Fund may not:

     1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund and Short Term Treasury Fund only) which are not otherwise marketable;

     2. (For each Fund except the International Bond Fund and Short Term Treasury Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. (For each Fund except Short Term Treasury Fund) purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the International Bond Fund may not with respect to 50% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                        TRUSTEES, DIRECTORS AND OFFICERS

     The trustees, directors and executive officers of the Trust, Framlington and the Company, and their business addresses and principal occupations during the past five years, are:

                                     POSITIONS WITH TRUST, COMPANY AND            PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                          FRAMLINGTON                        DURING PAST FIVE YEARS
---------------------                ---------------------------------       --------------------------
Charles W. Elliott                    Chairman of the Board of               Senior Advisor to the President -
1024 Essex Circle                     Trustees and Directors                 Western Michigan University since July
Kalamazoo, MI 49008                                                          1995; Executive Vice President -
Age: 66                                                                      Administration & Chief Financial
                                                                             Officer, Kellogg Company from January
                                                                             1987 through June 1995; before that Price
                                                                             Waterhouse. Board of Directors, Steelcase
                                                                             Financial Corporation; and Board of
                                                                             Directors, Enesco Group.

John Rakolta, Jr.                     Trustee/Director and Vice Chairman     Chairman and Chief Executive Officer,
1876 Rathmor                          of the Boards of Trustees and          Walbridge Aldinger Company
Bloomfield Hills, MI 48304            Directors                              (construction company).
Age: 51

Thomas B. Bender                      Trustee/Director                       Investment Advisor, Financial &
7 Wood Ridge Road                                                            Investment Management Group (since
Glen Arbor, MI 49636                                                         April, 1991).
Age 65

David J. Brophy                       Trustee/Director                       Professor, University of Michigan;
1025 Martin Place                                                            Director, River Place Financial Corporation.
Ann Arbor, MI 48104
Age: 62

Dr.  Joseph E. Champagne              Trustee/Director                       Dean, University Center, Macomb
319 East Snell Road                                                          College since September 1997;
Rochester, MI 48306                                                          Corporate and Executive Consultant
Age: 60                                                                      since September 1995; prior to that
                                                                             Chancellor Lamar University from
                                                                             September 1994 until September 1995;
                                                                             before that Consultant to Management;
                                                                             President and Chief Executive Officer,
                                                                             Crittenton Corporation (holding
                                                                             company that owns healthcare
                                                                             facilities) and Crittenton Development
                                                                             Corporation
                                                                             until August 1993; before that
                                                                             President, Oakland University of
                                                                             Rochester, MI, until August 1991;
                                                                             Chairman, Board of Directors Ross
                                                                             Operating Valve of Troy, MI.

Thomas D. Eckert                      Trustee/Director                       President and Chief Executive Officer,
10726 Falls Pointe Drive                                                     Capital Automotive REIT from November
Great Falls, VA 22066                                                        1997 to present (real estate
Age: 51                                                                      investment trust specializing in
                                                                             retail automotive properties); prior
                                                                             to that President and COO,
                                                                             Mid-Atlantic Group of Pulte Home
                                                                             Corporation (developer of residential
                                                                             land and construction of housing
                                                                             units) from 1983 until 1997.

Lee P. Munder*                        Trustee/Director and President         Chairman of the Advisor since February
1029 N. Ocean Blvd.                                                          1998;  Chief Executive Officer of
Palm Beach, FL 33480                                                         World Asset Management since January
Age 53                                                                       1995; Chief Executive Officer of Old
                                                                             MCM (predecessor of Advisor) since
                                                                             1985; and Director, LPM Investment
                                                                             Services, Inc.  ("LPM").

Terry H. Gardner                      Vice President,                        Vice President and Chief Financial
480 Pierce Street                     Chief Financial Officer                Officer of the Advisor, Vice President
Suite 300                             and Treasurer                          and Chief Financial Officer of Old MCM
Birmingham, MI 48009                                                         (February 1993 to present); Secretary
Age: 38                                                                      of LPM

Paul Tobias                           Vice President                         Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief Operating
Suite 300                                                                    Officer of the Advisor (since April
Birmingham, MI 48009                                                         1995); Executive Vice President (April
Age: 46                                                                      1995 to February 1998) and Executive
                                                                             Vice President of Comercia, Inc.

Gerald Seizert                        Vice President                         Chief Executive Officer of the Advisor
480 Pierce Street                                                            (since February 1998); Chief
Suite 300                                                                    Investment Officer/Equities of the
Birmingham, MI 48009                                                         Advisor (since April 1995); Executive
Age: 45                                                                      Vice President (April 1995 to February
                                                                             1998); Managing Director (1991-1995),
                                                                             Director (1992-1995) and Vice
                                                                             President (1984-1991) of Loomis,
                                                                             Sayles and Company, L.P.

Elyse G. Essick                       Vice President                         Vice President and Director of
480 Pierce Street                                                            Marketing for the Advisor; Vice
Suite 300                                                                    President and Director of Client
Birmingham, MI 48009                                                         Services of Old MCM (August 1988 to
Age: 40                                                                      December 1994).

James C. Robinson                     Vice President                         Vice President and Chief Investment
480 Pierce Street                                                            Officer/Fixed Income for the Advisor;
Suite 300                                                                    Vice President and Director of Fixed
Birmingham, MI 48009                                                         Income of Old MCM (1987-1994).
Age: 36

Leonard J. Barr                       Vice President                         Vice President and Director of Core
480 Pierce Street                                                            Equity Research of the Advisor;
Suite 300                                                                    Director and Senior Vice President of
Birmingham, MI 48009                                                         Old MCM (since 1988); Director of LPM.
Age: 53

Ann F. Putallaz                       Vice President                         Vice President and Director of
480 Pierce Street                                                            Fiduciary Services of the Advisor
Suite 300                                                                    (since January 1995); Director of
Birmingham, MI 48009                                                         Client and Marketing Services of
Age: 52                                                                      Woodbridge.

Lisa A. Rosen                         Secretary, Assistant Treasurer         General Counsel of the Advisor (since
480 Pierce Street                                                            May, 1996); formerly, Counsel, First
Suite 300                                                                    Data Investor Services Group, Inc.;
Birmingham, MI 48009                                                         Assistant Vice President and Counsel
Age: 31                                                                      with The Boston Company Advisors,
                                                                             Inc.; Associate with Hutchins, Wheeler
                                                                             & Dittmar.

Therese Hogan                         Assistant Secretary                    Director, State Regulation Department,
53 State Street                                                              First Data Investor Services Group
Boston, MA 02109                                                             (June 1994-present); formerly Senior
Age: 36                                                                      Legal Assistant, Palmer & Dodge
                                                                             (October 1993-June 1994); Blue Sky
                                                                             Paralegal, Robinson & Cole (February
                                                                             1984-October 1993).

* Trustee/Director is an "Interested person" of the Trust, Framlington or the Company as defined in the 1940 Act.

     Trustees of the Trust and Framlington and Directors of the Company receive an aggregate fee from the Trust, Framlington the Company and St. Clair Funds, Inc. ("St. Clair") for service on those organizations' respective Boards, comprised of an annual retainer fee of $30,000, and a fee of $2,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the year ended June 30, 1998.


  Aggregate                                                                             Dr. Joseph E.
 Compensation                  Charles W.       John Rakolta,     Thomas B. Bender,      Champagne,       Thomas D. Eckert,
 from a Fund                Elliot, Chairman         Jr.,            Trustee and         Trustee and         Trustee and
                                                Vice Chairman         Director            Director            Director
 ---------------------------------------------------------------------------------------------------------------------------
Accelerating
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------------------------------------------------------------
Index 500 Fund
---------------------------------------------------------------------------------------------------------------------------
Growth & Income
Fund
---------------------------------------------------------------------------------------------------------------------------
International Equity
Fund
---------------------------------------------------------------------------------------------------------------------------
Small Company
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond
Fund
---------------------------------------------------------------------------------------------------------------------------
U.S. Income  Fund
---------------------------------------------------------------------------------------------------------------------------
Michigan Bond
Fund
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond
Fund
---------------------------------------------------------------------------------------------------------------------------
Cash Investment
Fund
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Money
Market Fund
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Money Market
Fund
---------------------------------------------------------------------------------------------------------------------------
Growth
Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity
Fund
---------------------------------------------------------------------------------------------------------------------------
Multi-Season
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
NetNet Fund
---------------------------------------------------------------------------------------------------------------------------
Real Estate Equity
Investment Fund
---------------------------------------------------------------------------------------------------------------------------
Small-Cap
Value Fund
---------------------------------------------------------------------------------------------------------------------------
Value Fund
---------------------------------------------------------------------------------------------------------------------------
International
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Short Term
Treasury Fund
---------------------------------------------------------------------------------------------------------------------------
Money Market
Fund
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Fund
---------------------------------------------------------------------------------------------------------------------------
Global Financial
Services Fund
---------------------------------------------------------------------------------------------------------------------------
Healthcare Fund
---------------------------------------------------------------------------------------------------------------------------
All-Season
Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
All-Season
Moderate Fund
---------------------------------------------------------------------------------------------------------------------------
All-Season
Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMPENSATION
FROM THE
FUND COMPLEX
---------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, Sub-Advisor, Comerica Incorporated ("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of October __, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust, the Trustees and officers of Framlington, as a group, owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the Healthcare Fund in which Trustees and officers, as a group, owned ________% of Class _________. [Update]

     Gerald Seizert, Paul Tobias and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of October __, 1998, owned ____________ Class ___ shares [update].

     As of October __, 1998, Munder Capital Management and affiliates of Munder Capital Management, through common ownership, owned beneficially ________ Class ____ shares of ________. [Update]

     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Framlington itself would be unable to meet its obligations.

     Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     INVESTMENT ADVISOR AND SUB-ADVISOR. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among MCM, Comerica, Woodbridge and WAM, pursuant to which MCM contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are WAM, MCM and Munder Group LLC. WAM is a wholly-owned subsidiary of Comerica Bank - Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Funds have entered into new Investment Advisory Agreements (the "Advisory Agreements"), dated July 2, 1998, with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Advisory Agreements must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Funds will call a special meeting of the shareholders to approve the Advisory Agreements. Until shareholder approval, the fees paid to the Advisor will be paid into an escrow account. If the Advisory Agreements are not approved by the shareholders, the Board of Directors and/or the Board of Trustees will consider appropriate action.

     Once the Advisory Agreements are approved by shareholders, they will continue in effect for a period of two years from their effective dates. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Boards of Directors/Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Boards of Directors/Trustees. Each Advisory Agreement is terminable with respect to a Fund by vote of the Boards of Directors/Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Sub-Advisory Agreements between Advisor and the Sub-Advisor on behalf of the Emerging Markets Fund, the Healthcare Fund and the International Growth Fund were approved by the Board of Trustees of Framlington on November 7, 1996 and by shareholders on December 31, 1996. The Sub-Advisory Agreement between the Advisor and the Sub-Advisor on behalf of the Global Financial Services Fund was approved by the Board of Trustees of Framlington on February 24, 1998.
Under the terms of the Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the International Growth, Emerging Markets, Global Financial Services and Healthcare Funds. Subject to supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

     The Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

FUND                                                           MANAGEMENT FEE
----                                                           --------------
Accelerating Growth Fund                                  .75% of average daily net assets
Balanced Fund                                             .65% of average daily net assets
Bond Fund                                                 .50% of average daily net assets
Cash Investment Fund                                      .25% of average daily net assets
Emerging Markets Fund                                     1.25% of average daily net assets
Global Financial Services Fund                            .75% of average daily net assets
Growth & Income Fund                                      .75% of average daily net assets
Growth Opportunities Fund                                 .75% of average daily net assets
Income Fund                                               .50% of average daily net assets
Index 500 Fund*                                           .20% of the first $250 million of average daily net
                                                          assets; .12% of the next $250 million of net assets and
                                                          .07% of net assets in excess of $500
Intermediate Bond Fund                                    .50% of average daily net assets
International Bond Fund                                   .50% of average daily net assets
International Equity Fund                                 .75% of average daily net assets
International Growth Fund                                 1.00% of the first $250 million of average daily net
                                                          assets and .75% of net assets in excess of $250 million
Healthcare Fund**                                         1.00% of the first $250 million of average daily net
                                                          assets and .75% of net assets in excess of $250 million
Michigan Bond Fund                                        .50% of average daily net assets
Micro-Cap Fund                                            1.00% of average daily net assets
Money Market Fund                                         .40% of average daily net assets
Multi-Season Fund                                         1.00% of the first $500 million of average daily net
                                                          assets and .75% of net assets in excess of $500 million
NetNet Fund                                               1.00% of average daily net assets
Real Estate Fund                                          .74% of average daily net assets
Small-Cap Value Fund                                      .75% of average daily net assets
Small Company Growth Fund                                 .75% of average daily net assets
Short Term Treasury Fund                                  .25% of average daily net assets
Tax-Free Bond Fund                                        .50% of average daily net assets
Tax-Free Intermediate Bond Fund                           .50% of average daily net assets
Tax-Free Money Market Fund                                .40% of average daily net assets
Treasury Fund                                             .35% of average daily net assets
Value Fund                                                .74% of average daily net assets

_________________________________
* The Advisor expects to receive, after waivers, an advisory fee at the annual rate of .75% of average daily net assets of Multi-Season Fund and .07% of average daily net assets of the Index 500 Fund during the current fiscal year.

** The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to the Micro-Cap Fund and the Healthcare Fund.

     The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion.

     The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, up to .625% of average daily net assets for the Emerging Markets Fund and .375% of average daily net assets for the Global Financial Services Fund.

     For the fiscal year ended June 30, 1998 (and for the period from commencement of operations to June 30, 1998 for the Global Financial Services Fund, Growth Opportunities Fund and NetNet Fund), the Advisor received fees after waivers, if any, of $____________ for the Accelerating Growth Fund, $_____________ for the Balanced Fund, $_____________ for the Growth & Income Fund, $_____________ for the Index 500 Fund, $_____________ for the
International Equity Fund, $_____________ for the Small Company Growth Fund, $_____________ for the Bond Fund, $_____________ for the Intermediate Bond Fund, $_____________ for the U.S. Government Fund, $_____________ for the Michigan Bond Fund, $_____________ for the Tax-Free Bond Fund, $_____________ for the Tax-Free Intermediate Fund, $_____________ for the Cash Investment Fund, $_____________ for the Tax-Free Money Market Fund, $_____________ for the U.S. Treasury Money Market Fund, $_____________ for the Multi-Season Fund, $_____________ for the Real Estate Fund, $_____________ for the Money Market Fund, $_____________ for the Value Fund, $_____________ for the International Growth Fund, $_____________ for the Emerging Markets Fund, $_____________ for the Healthcare Fund, $_____________ for the Micro-Cap Equity Fund, $_____________ for the Small-Cap Value Fund, $_____________ for the Short Term Treasury Fund, $_____________ for the International Bond Fund, $_____________ for NetNet Fund, $_____________ for the Global Financial Services Fund and $_____________ for the Growth Opportunities Fund.

     For the fiscal year ended June 30, 1997 (and for the period from commencement of operations to June 30, 1997 for the International Growth, Emerging Markets, Healthcare, Micro-Cap, Small-Cap Value, Short Term Treasury and International Bond Funds), the Advisor received fees after waivers, if any, of $2,040,543 for the Accelerating Growth Fund, $445,259 for the Balanced Fund, $1,650,704 for the Growth & Income Fund, $249,764 for the Index 500 Fund, $1,720,496 for the International Equity Fund, $1,884,242 for the Small Company Growth Fund, $751,954 for the Bond Fund, $2,554,647 for the Intermediate Bond Fund, $1,175,733 for the U.S. Government Fund, $132,451 for the Michigan Bond Fund, $1,006,688 for the Tax-Free Bond Fund, $1,584,769 for the Tax-Free Intermediate Fund, $3,454,159 for the Cash Investment Fund, $879,155 for the Tax-Free Money Market Fund, $1,101,183 for the U.S. Treasury Money Market Fund, $3,189,742 for the Multi-Season Fund, $259,015 for the Real Estate Fund, $599,286 for the Money Market Fund, $401,505 for the Value Fund, $71,843 for the International Growth Fund, $25,210 for the Emerging Markets Fund, $11,440 for the Healthcare Fund, $6,479 for the Micro-Cap Equity Fund, $20,442 for the Small-Cap Value Fund, $51,885 for the Short Term Treasury Fund and $143,476 for the International Bond Fund.

     For the fiscal year ended June 30, 1996 (and for the period from commencement of operations to June 30, 1996 for the Value Fund) the Advisor received fees after waivers, if any, of $2,275,469 for the Multi-Season Fund, $114,330 for the Real Estate Fund, $1,025,924 for the Money Market Fund and $189,909 for the Value Fund.

     For the period ended June 30, 1998, the Advisor voluntarily reimbursed expenses in the amounts of $_____________ for the ________ Fund. [Update]

     For the fiscal year ended June 30, 1997 the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $1,063,248 for the Multi-Season Fund, $10,143 for the Real Estate Fund, $17,688 for the Value Fund, $360,721 for the Index 500 Fund and $51,815 for the Michigan Bond Fund.

     For the fiscal year ended June 30, 1996, the Advisor voluntarily reimbursed expenses in the following amounts: $34,671 for the Real Estate Fund, $70,016 for the Value Fund and $21,376 for the Index 500 Fund.

     DISTRIBUTION AGREEMENTS. The Trust, Framlington and the Company have entered into distribution agreements, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     DISTRIBUTION SERVICES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES. Each Fund has adopted a Service and Distribution Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plans for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of each Fund. Each Fund has also adopted a Service and Distribution Plan with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class C Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class C Shares of each Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class C Shares of each Fund.

     Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Boards of Directors/Trustees who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Trustees/Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the respective Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Trustees and Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Trustees/Directors have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B and Class C Shares of each Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS A SERVICE PLANS

                                         FISCAL          FISCAL              FISCAL
                                         YEAR            YEAR                YEAR
                                         ENDED           ENDED               ENDED
                                         6/30/98         6/30/97             6/30/96
-----------------------------------------------------------------------------------------------
Accelerating Growth Fund                 $               $ 16,419           $ 1,916.29
Balanced Fund                            $               $    981           $   136.95
Growth & Income Fund                     $               $  5,324           $   268.00
Index 500 Fund                           $               $ 48,763           $23,640.45
International Equity Fund                $               $ 13,505           $ 1,946.82
Small Company Growth Fund                $               $ 17,843           $ 1,158.43
Bond Fund                                $               $  2,203           $    29.40
Intermediate Bond Fund                   $               $ 13,919           $   345.66
Michigan Triple Tax-Free Bond Fund       $               $  1,206           $    23.32
Tax-Free Bond Fund                       $               $  4,973           $     0.03
Tax-Free Intermediate Bond Fund          $               $ 14,678           $    85.26
Growth Opportunities Fund                $   +           N/A                N/A
Multi-Season Fund                        $               $ 30,811           $ 1,945.49
Real Estate Fund                         $               $  1,559           $   179.10
Value Fund                               $               $  2,347           $    41.77
Money Market Fund                        $               $  1,198*          N/A
NetNet Fund                              $   +           N/A                N/A
Micro-Cap Fund                           $               $     79*          N/A
Small-Cap Value Fund                     $               $    558*          N/A
International Bond Fund                  $               $     39*          N/A
International Growth Fund                $               $    759           N/A
Emerging Markets Fund                    $               $    285           N/A
Global Financial Services Fund           $$  +           N/A                N/A
Healthcare Fund                          $               $    241           N/A

-----------------------------------
* Figures reflect period from commencement of operations to June 30, 1997. + Figures reflect period from commencement of operations to June 30, 1998.

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS B SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1998.

                                                     DISTRIBUTION
                                                   AND SERVICER FEES            CDSC'S
-----------------------------------------------------------------------------------------------------
Accelerating Growth Fund                                   $                       $
Balanced Fund                                              $                       $
Growth Opportunities Fund                                  $  +                    $  +
Growth & Income Fund                                       $                       $
Index 500 Fund                                             $                       $
International Equity Fund                                  $                       $
Micro-Cap Fund*                                            $                       $
Multi-Season Fund                                          $                       $
NetNet Fund                                                $  +                    $  +
Real Estate Fund                                           $                       $
Small-Cap Value Fund*                                      $                       $
Small Company Growth Fund                                  $                       $
Value Fund                                                 $                       $
Global Financial Services Fund                             $  +                    $  +
International Growth Fund*                                 $                       $
Emerging Markets Fund*                                     $                       $
Healthcare Fund*                                           $                       $
Bond Fund                                                  $                       $
International Bond Fund*                                   $                       $
Intermediate Bond Fund                                     $                       $
Short Term Treasury Fund*++                                $                       $
US Government Income Fund                                  $                       $
Michigan Bond Fund                                         $                       $
Tax-Free Bond Fund                                         $                       $
Tax-Free Intermediate Bond Fund                            $                       $
Money Market Fund                                          $                       $

------------------------------------
*  Figures reflect period from commencement of operations to June 30, 1997.
+  Figures reflect period from commencement of operations to June 30, 1998.
   As of June 2, 1998 Class A, Class B and Class C Shares of Short Term Treasury ++ Fund were closed to all investments.

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS B SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1997.

                                                     DISTRIBUTION
                                                   AND SERVICER FEES            CDSC'S
------------------------------------------------------------------------------------------------
Accelerating Growth Fund                                $  3,607                $   150.00
Balanced Fund                                           $  1,249                $     0.00
Growth & Income Fund                                    $  3,519                $   535.41
Index 500 Fund                                          $153,426                $     0.00
International Equity Fund                               $ 10,398                $   318.86
Micro-Cap Fund*                                         $    513                $     0.00
Multi-Season Fund                                       $731,958                $26,020.64
Real Estate Fund                                        $ 27,446                $     0.00
Small-Cap Value Fund*                                   $    648                $     0.00
Small Company Growth Fund                               $ 21,679                $   930.13
Value Fund                                              $  2,689                $     0.00
International Growth Fund*                              $    175                $     0.00
Emerging Markets Fund*                                  $     95                $     0.00
Healthcare Fund*                                        $  1,240                $     0.00
Bond Fund                                               $  5,482                $   447.26
International Bond Fund*                                $     11                $     0.00
Intermediate Bond Fund                                  $  2,627                $     0.00
Short Term Treasury Fund*                               $    116                $     0.00
US Government Income Fund                               $ 13,452                $     0.00
Michigan Bond Fund                                      $  2,779                $     0.00
Tax-Free Bond Fund                                      $    566                $     0.00
Tax-Free Intermediate Bond Fund                         $  1,782                $     0.00
Money Market Fund                                       $  1,925                $   711.20

_____________________________________
* Figures reflect period from commencement of operations to June 30, 1997.

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS B SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1996

                                                 DISTRIBUTION        SERVICER
                                                 FEES                FEES              CDSC'S
---------------------------------------------------------------------------------------------------------
Accelerating Growth Fund                         $  1,268.42         $    422.83       $    238.16
Balanced Fund                                    $    400.45         $    133.48       $    199.11
Growth & Income Fund                             $  1,147.15         $    382.37       $    300.00
Index 500 Fund                                   $ 15,750.66         $  4,500.20       $  1,207.75
International Equity Fund                        $  3,131.06         $  1,043.68       $  1,008.01
Mid-Cap Growth Fund                              $     88.71         $     29.54       $      0.00
Multi-Season Fund                                $454,197.35         $151,399.12       $155,014.33
Real Estate Fund                                 $ 12,014.27         $  4,004.75       $  4,278.33
Small Company Growth Fund                        $  2,247.94         $    749.31       $    100.00
Value Fund                                       $    424.07         $    141.36       $    181.56
Bond Fund                                        $    590.01         $    196.67       $    861.49
Intermediate Bond Fund                           $    206.34         $     68.79       $      0.00
US Government Income Fund                        $  3,656.37         $  1,218.79       $    199.27
Michigan Bond Fund                               $  1,923.70         $    641.24       $    405.63
Tax-Free Bond Fund                               $    131.90         $     43.96       $    979.34
Tax-Free Intermediate Bond Fund                  $    298.44         $     99.48       $      0.53
Money Market Fund                                $  1,496.13         $    498.72       $      0.00

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS C SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1998*

                                                           DISTRIBUTION
                                                           AND SERVICER FEES       CDSC's
----------------------------------------------------------------------------------------------------
Accelerating Growth Fund                                   $                       $
Balanced Fund                                              $                       $
Growth & Income Fund                                       $                       $
Growth Opportunities Fund                                  $  +                    $  +
Global Financial Services Fund                             $  +                    $  +
International Growth Fund                                  $                       $
Emerging Markets Fund                                      $                       $
Healthcare Fund                                            $                       $
International Equity Fund                                  $                       $
Index 500*                                                N/A                     N/A
Multi-Season Fund                                          $                       $
Real Estate Fund                                           $                       $
Micro-Cap Fund                                             $  +                    $  +
NetNet Fund*                                              N/A                     N/A
Small-Cap Value Fund                                       $                       $
Small Company Growth Fund                                  $                       $
Value Fund                                                 $                       $
Bond Fund                                                  $                       $
Intermediate Bond Fund                                     $                       $
US Government Income Fund                                  $                       $
Michigan Bond Fund                                         $                       $
Money Market Fund

----------------------------------
* As of June 30, 1998 the following funds had not commenced selling Class C shares: NetNet Fund and Index 500. As of June 2, 1998, Class C Shares of Short Term Treasury were closed to all investments.
+ Figures reflect period from commencement of operations to June 30, 1998.

FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS C SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1997*

                                                   DISTRIBUTION
                                                   AND SERVICER FEES             CDSC'S
-------------------------------------------------------------------------------------------------------
Accelerating Growth Fund                           $ 2,146                       $  0.00
Balanced Fund                                      $   337                       $  0.00
Growth & Income Fund                               $ 2,683                       $  0.00
International Growth Fund**                        $    63                       $  0.00
Emerging Markets Fund**                            $    49                       $  0.00
Healthcare Fund**                                  $   125                       $  0.00
International Equity Fund                          $18,452                       $  0.00
Multi-Season Fund                                  $73,808                       $391.84
Real Estate Fund                                   $ 1,829                       $  2.38
Micro-Cap Fund**                                   $    48                       $  0.00
Small-Cap Value Fund**                             $   223                       $  0.00
Small Company Growth Fund                          $13,938                       $212.00
Value Fund                                         $ 4,397                       $  0.00
Bond Fund                                          $   787                       $  0.00
Intermediate Bond Fund                             $ 1,136                       $  0.00
US Government Income Fund                          $    93                       $  0.00
Michigan Bond Fund                                 $   568                       $  0.00
Money Market Fund                                  $ 5,932                       $  0.00

___________________________________
* As of June 30, 1997, the following funds had not commenced selling Class C
  Shares: Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, International Bond Fund and Short Term Treasury Fund.

**Figures reflect period from commencement of operations to June 30, 1997.


FEES PAID TO THE DISTRIBUTOR PURSUANT TO CLASS C SERVICE AND DISTRIBUTION PLANS FOR THE FISCAL YEAR ENDED JUNE 30, 1996*

                                                    DISTRIBUTION
                                                    FEES AND SERVICER
                                                    FEES                            CDSC'S
------------------------------------------------------------------------------------------------------
Accelerating Growth Fund                            $   351.28                      $188.66
Balanced Fund                                       $      4.9                      $100.01
Growth & Income Fund                                $   119.64                      $  0.00
International Equity Fund                           $ 4,780.52                      $293.87
Multi-Season Fund                                   $42,836.64                      $798.25
Real Estate Fund                                    $    17.76                      $  7.50
Small Company Growth Fund                           $   228.27                      $149.87
Value Fund                                          $ 1,141.17                      $  0.00
Bond Fund                                           $   123.26                      $  0.00
Intermediate Bond Fund                              $    98.38                      $  0.00

------------------------------------
* As of June 30, 1996, the following funds had not commenced selling Class C
  Shares: Index 500 Fund, US Government Income Fund, Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund and Money Market Fund

     The following amounts were paid by each Fund under its Class B Service and Distribution Plans during the fiscal year ended June 30, 1998.

                                              PRINTING AND
                                               MAILING OF                                                                INTEREST
                                             PROSPECTUSES TO                                                             CARRYING
                                               OTHER THAN                                                                OR OTHER
                                                CURRENT       COMPENSATION TO     COMPENSATION TO    COMPENSATION TO     FINANCING
                              ADVERTISING    SHAREHOLDERS      UNDERWRITERS          DEALERS            PERSONNEL         CHARGES
                              -----------    ------------     ------------           -------            ---------         -------
Accelerating Growth Fund          $             $                 $                     $                 $                $
Balanced Fund                     $             $                 $                     $                 $                $
Index 500 Fund                    $             $                 $                     $                 $                $
Global Financial Services         $             $                 $                     $                 $                $
 Fund*
International Growth Fund         $             $                 $                     $                 $                $
Emerging Markets Fund             $             $                 $                     $                 $                $
Healthcare Fund                   $             $                 $                     $                 $                $
Growth & Income Fund              $             $                 $                     $                 $                $
Growth Opportunities Fund*        $             $                 $                     $                 $                $
International Equity Fund         $             $                 $                     $                 $                $
Micro-Cap Equity Fund             $             $                 $                     $                 $                $
Multi-Season Growth Fund          $             $                 $                     $                 $                $
NetNet Fund*                      $             $                 $                     $                 $                $
Real Estate Equity                $             $                 $                     $                 $                $
 Investment Fund
Short Term Treasury Fund+         $             $                 $                     $                 $                $
Small-Cap Value Fund              $             $                 $                     $                 $                $
Small Company Growth Fund         $             $                 $                     $                 $                $
Value Fund                        $             $                 $                     $                 $                $
Bond Fund                         $             $                 $                     $                 $                $
Intermediate Bond Fund            $             $                 $                     $                 $                $
International Bond Fund           $             $                 $                     $                 $                $
U.S. Government Income Fund       $             $                 $                     $                 $                $
Michigan Bond Fund                $             $                 $                     $                 $                $
Tax-Free Bond Fund                $             $                 $                     $                 $                $
Tax-Free Intermediate Bond        $             $                 $                     $                 $                $
 Fund
Money Market Fund                 $             $                 $                     $                 $                $

-------------------------------------
* Figures reflect period from commencement of operations to June 30, 1998.
  As of June 2, 1998 Class A, Class B and Class C Shares of Short Term Treasury + Fund were closed to all investments.

  The following amounts were paid by each Fund under its Class C Service and Distribution Plans during the fiscal year ended June 30, 1998.



                                                   PRINTING AND
                                                    MAILING OF                                                           INTEREST
                                                   PROSPECTUSES                                                         CARRYING OR
                                                  TO OTHER THAN                                                            OTHER
                                                     CURRENT       COMPENSATION TO     COMPENSATION     COMPENSATION     FINANCING
                                  ADVERTISING      SHAREHOLDERS      UNDERWRITERS       TO DEALERS      TO PERSONNEL      CHARGES
                                  -----------      ------------      ------------       ----------      ------------      -------
Accelerating Growth Fund             $                 $                   $                 $              $                $
Balanced Fund                        $                 $                   $                 $              $                $
Index 500 Fund                       $                 $                   $                 $              $                $
Global Financial                     $                 $                   $                 $              $                $
 Services Fund*
International Growth Fund            $                 $                    $                $              $                $
Emerging Markets Fund                $                 $                    $                $              $                $
Healthcare Fund                      $                 $                    $                $              $                $
Growth & Income Fund                 $                 $                    $                $              $                $
Growth Opportunities                 $                 $                    $                $              $                $
 Fund*
International Equity Fund            $                 $                    $                $              $                $
Micro-Cap Equity Fund                $                 $                    $                $              $                $
Multi-Season Growth Fund             $                 $                    $                $              $                $
NetNet Fund**                        N/A               N/A                  N/A              N/A            N/A              N/A
Real Estate Equity                   $                 $                    $                $              $                $
 Investment Fund
Short Term Treasury Fund+            $                 $                    $                $              $                $
Small-Cap Value Fund                 $                 $                    $                $              $                $
Small Company Growth Fund            $                 $                    $                $              $                $
Value Fund                           $                 $                    $                $              $                $
Bond Fund                            $                 $                    $                $              $                $
Intermediate Bond Fund               $                 $                    $                $              $                $
International Bond Fund              $                 $                    $                $              $                $
U.S. Government Income               $                 $                    $                $              $                $
 Fund
Michigan Bond Fund                   $                 $                    $                $              $                $
Tax-Free Bond Fund                   $                 $                    $                $              $                $
Tax-Free Intermediate                $                 $                    $                $              $                $
 Bond Fund
Money Market Fund                    $                 $                    $                $              $                $

----------------------------------------
* Figures reflect period from commencement of operations to June 30, 1998. **As of June 30, 1998, the fund had not commenced selling Class C Shares.
  As of June 2, 1998 Class A, Class B and Class C Shares of Short Term Treasury Fund were closed to all investments.

     SHAREHOLDER SERVICING ARRANGEMENTS - CLASS K SHARES. As stated in each Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust,

Framlington or the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than 0.25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust, the Framlington Trust or the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's or Framlington's or the Company's arrangements with institutions; and (x) providing such other similar services as the Trust, Framlington or the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to the Trust's, Framlington's and the Company's agreements with such institutions, the Boards of Trustees and Directors will review, at least quarterly, a written report of the amounts expended under Trust's, the Framlington's and the Company's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Boards of Trustees and Directors, including a majority of the Trustees/Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Boards of Trustees and Directors have approved the arrangements with Institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to administration agreements (each, an "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     Each Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

  For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were: $--------------- [list all funds].

     Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts 02109 served as administrator to the Funds.

     For the period of July 1, 1997 through October 31, 1997, administration fees to Investor Services Group accrued were: $_____________ (list funds)

     For the fiscal years ended June 30, 1997, the administration fees of Investor Services Group accrued as follows: Accelerating Growth Fund - $307,521; Balanced Fund - $77,364; Growth & Income Fund - $248,644; Index 500 Fund - $405,016; International Equity Fund - $259,162; Small Company Growth Fund - $283,755; Bond Fund - $169,932; Intermediate Bond Fund - $577,425; U.S.
Government Income Fund - $265,637; Michigan Bond Fund - $41,620; Tax-Free Bond Fund - $227,508; Tax-Free Intermediate Bond Fund - $358,214; Cash Investment Fund - $1,115,110; Tax-Free Money Market Fund - $283,803; $480,310-Multi-Season Fund; $39,493-Real Estate Fund, $169,405-Money Market Fund, $61,224-Value Fund and U.S. Treasury Money Market Fund - $355,592, respectively.

     For the period ended June 30, 1997, administration fees of Investor Services Group accrued were $9,644- Emerging Markets Fund; $9,644-Healthcare Fund, $9,644-International Growth Fund, $730-Micro-Cap Fund; $14,220-Small-Cap Value Fund; $32,343-International Bond Fund and $23,349-Short Term Treasury Fund.

     For the fiscal year ended June 30, 1996, administration fees of Investor Services Group accrued were: $322,120 - Accelerating Growth Fund, $62,095 - Balanced Fund, $202,655 - Growth & Income Fund, $188,416 - Index 500 Fund, $201,299 - International Equity Fund, $194,176 - Small Company Growth Fund, $190,967 - Bond Fund, $587,790 - Intermediate Bond Fund, $216,970 - U.S.
Government Income Fund, $31,899 - Michigan Bond Fund, $245,271 - Tax-Free Bond Fund, $400,485 - Tax-Free Intermediate Bond Fund, $1,183,419 - Cash Investment Fund, $378,955 - U.S. Treasury Money Market Fund, $285,214 - Tax-Free Money Market Fund, $345,388 - Multi-Season Fund, $19,120 - Real Estate Fund and $292,172 - Money Market Fund.

     For the period ended June 30, 1996, administration fees of the Administrator accrued were: $29,705 - Value Fund.

     CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of each Fund pursuant to custodian agreements (each, a "Custody Agreement") with each of the Trust, Framlington and the Company. The Custodian receives no compensation for such services. State Street serves as the sub-custodian to the Funds pursuant to a sub-custodian agreements (each a "Sub-Custodian Contract") among the Company, Trust, Framlington, Comerica Bank and State Street. State Street is also the sub-custodian with respect to the custody of foreign securities held by the Funds. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contracts, the Sub-Custodian (i) maintains a separate account in the name of each Fund,
(ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Funds' operations. Prior to November 1, 1997, the Custodian was compensated for its services as custodian. For the period July 1, 1997 to October 31, 1997 the Custodian earned $___________.

     For the fiscal year ended June 30, 1998, the Sub-Custodian earned $__________.

     Investor Services Group serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements (the "Transfer Agency Agreement") with each of the Trust, Framlington and the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards of Trustees and Directors concerning the operations of each Fund.

     COMERICA. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

     The Advisor and the Custodian believe they may perform the services for the Trust, Framlington and the Company contemplated by their respective agreements with each of them without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Trust, Framlington or the Company, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

     It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Fund, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board Members, the Advisor or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.


     For the fiscal year ended June 30, 1996, the Funds paid brokerage commissions as follows: $474,252 - Accelerating Growth Fund, $52,376-Balanced Fund, $202,292 - Growth & Income Fund, $41,009 - Index 500 Fund, $428,699 -
International Equity Fund, $424,580 - Multi-Season Fund, $40,182 - Real Estate Fund and

$203,936 - Small Company Growth Fund. The other Funds of the Company and the Trust did not pay brokerage commissions during the fiscal year ended June 30, 1996.

     For the period ended June 30, 1996, the Value Fund paid brokerage commissions of $169,335.

     For the fiscal year ended June 30, 1997, the Funds paid brokerage commissions as follows: $506,861-Accelerating Growth Fund, $54,221-Balanced Fund, $336,161-Growth & Income Fund, $61,393 - Index 500 Fund, $155,081-International Equity Fund, $366,346-Multi-Season Fund, $66,879-Real Estate Fund and $355,997-Small Company Growth Fund. The other Funds of the Company and the Trust did not pay brokerage commissions during the fiscal year ended June 30, 1997.

     For the period ended June 30, 1997, the Funds paid brokerage commissions as follows: $2,045-Micro-Cap Fund, $82,304-Small-Cap Value Fund, $228,545-Value Fund, $0-International Bond Fund, $0-Short Term Treasury Fund., $43,256-Emerging Markets Fund, $87,694-International Growth Fund and $3,325-Healthcare Fund.

For the fiscal year ended June 30, 1998, the Funds paid brokerage commission as follows: $_______.

For the period ended June 30, 1998, the Funds paid brokerage commission as follows: $___________.

     Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor or Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Equity and Bond Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal year ended June 30, 1998, the portfolio turnover rate for the Bond Fund and the Intermediate Bond Fund was ____% and ____%, respectively. The portfolio turnover of the Bond Fund and the Intermediate Bond Fund was affected by fluctuating interest rate conditions which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure.

     In its Advisory Agreements, the Advisor (and, in the case of the Funds of Framlington, the Sub-Advisor pursuant to the Sub-Advisory Agreement) agrees to select broker-dealers in accordance with guidelines established by the Boards of Trustees and Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor or Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor or Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Trustees and Directors, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor and Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor or Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, Sub-Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees and the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     [UPDATE The Trust and the Company are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 1998, ________ Fund held securities of _______________ [list all brokers holdings]

     Except as noted in the Prospectuses and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent; fees and expenses of officers and Boards of Directors/Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Trustees and Directors in a manner that the Boards of Trustees and Directors determine to be fair and equitable.

The Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions are discussed in the Funds' Prospectuses and such information is incorporated herein by reference.

     PURCHASES. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     RETIREMENT PLANS. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     REDEMPTIONS. As described in the Fund's Prospectuses, shares of the Funds may be redeemed in a number of different ways:

               .      By Mail
               .      By Telephone
               .      Automatic Withdrawal Plan

The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

                       CLASS B SHARES OF THE TRUST FUNDS
                      PURCHASED ON OR BEFORE JUNE 27, 1995

                                          REDEMPTION DURING                                                 CDSC
-------------------------------------------------------------------------------------------------------------------
1st Year Since Purchase...............................................................................      4.00%
2nd Year Since Purchase...............................................................................      4.00%
3rd Year Since Purchase...............................................................................      3.00%
4th Year Since Purchase...............................................................................      3.00%
5th Year Since Purchase...............................................................................      2.00%
6th Year Since Purchase...............................................................................      1.00%

     CDSC WAIVERS - CLASS B SHARES OF THE TRUST FUNDS PURCHASED ON OR BEFORE JUNE 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

     (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
     (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and
     (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

     CDSC WAIVERS - CLASS B SHARES OF THE COMPANY FUNDS PURCHASED ON OR BEFORE JUNE 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

     (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
     (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
     (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
     (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $250; and
     (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

     Contingent Deferred Sales Charge - Class A and Class C Shares. The Prospectuses describe the CDSC for Class A or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

     Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

     No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

     The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

     OTHER INFORMATION. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

     The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     EXCHANGES. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     MONEY MARKET FUNDS. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Trustees and Directors have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors/Trustees, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Trustees and Directors will promptly consider whether any and, if any, what action should be initiated. If the Board of Trustees or Directors believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors or Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

     ALL FUNDS. In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

IN-KIND PURCHASES

     With the exception of the Real Estate Fund, payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

YIELD OF THE MONEY MARKET FUNDS

     The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows, the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1998.

                           CLASS A                    CLASS B                     CLASS K                     CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
                                 Tax-                        Tax-                       Tax-                        Tax-
                               Equivalent                  Equivalent                 Equivalent                  Equivalent
                      Yield      Yield          Yield        Yield          Yield       Yield           Yield       Yield
----------------------------------------------------------------------------------------------------------------------------------
Cash Investment
Fund
----------------------------------------------------------------------------------------------------------------------------------
Money Market
Fund
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money
Market Fund
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Fund
----------------------------------------------------------------------------------------------------------------------------------

     In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 1998, the tax-equivalent yield for Class Y, Class K and Class A Shares of the Tax-Free Money Market Fund was ______% (Class Y), ______% (Class K) and _____% (Class A) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

YIELD AND PERFORMANCE OF THE NON-MONEY MARKET FUNDS

     The Bond Funds', International Bond Fund's and Short Term Treasury Fund's 30-day (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                         YIELD = 2 [( a-b + 1)/6/ - 1]
                                      ----
                                       cd
Where:
     a =dividends and interest earned by a Fund during the period;
     b =expenses accrued for the period (net of reimbursements and waivers);
     c =average daily number of shares outstanding during the period entitled to receive dividends;
     d =maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund, Short Term Treasury Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Bond Fund, a Michigan state tax rate of 4%.

CLASS A SHARES
--------------
     The standard yields and/or tax-equivalent yields of the Class A Shares of the following Funds for the 30-day period ended June 30, 1998 were:

                                        30-DAY YIELD                   TAX-EQUIVALENT 30-DAY YIELD
                                        ------------                   ---------------------------
Bond Fund                                    %                                     %
Intermediate Bond Fund                       %                                     %
US Government Income Fund                    %                                     %
International Bond Fund                      %                                     %
Short Term Treasury Fund+                    %                                     %
Michigan Bond Fund                           %                                     %
Tax-Free Bond Fund                           %                                     %
Tax-Free Intermediate Bond Fund              %                                     %

+ As of June 2, 1998, Class A, Class B and Class C Shares of Short Term Treasury Fund were closed to all investments.

CLASS B SHARES
--------------

     The standard yields and/or tax-equivalent yields of the Class B Shares of the following Funds for the 30-day period ended June 30, 1998 were:

                                                       30-DAY YIELD                   TAX-EQUIVALENT 30-DAY YIELD
                                                       ------------                   ---------------------------
Bond Fund                                                   %                                     %
Intermediate Bond Fund                                      %                                     %
US Government Income Fund                                   %                                     %
International Bond Fund                                     %                                     %
Short Term Treasury Fund+                                   %                                     %
Michigan Bond Fund                                          %                                     %
Tax-Free Bond Fund                                          %                                     %
Tax-Free Intermediate Bond Fund                             %                                     %

+ As of June 2, 1998, Class A, Class B and Class C Shares of Short Term Treasury
  Fund were closed to all investments.

CLASS C SHARES
--------------

     The standard yields and/or tax-equivalent yields of the Class C Shares of the following Funds for the 30-day period ended June 30, 1998 were:


                                                       30-Day Yield                   TAX-EQUIVALENT 30-DAY YIELD
                                                       ------------                   ---------------------------
Bond Fund                                                   %                                     %
Intermediate Bond Fund                                      %                                     %
US Government Income Fund                                   %                                     %
International Bond Fund                                     %                                     %
Short Term Treasury Fund+                                   %                                     %
Michigan Bond Fund                                          %                                     %
Tax-Free Bond Fund                                          %                                     %
Tax-Free Intermediate Bond Fund                             %                                     %

+ As of June 2, 1998, Class A, Class B and Class C Shares of Short Term Treasury
  Fund were closed to all investments.

CLASS K SHARES
--------------

     The standard yields and/or tax-equivalent yields of the Class K Shares of the following Funds for the 30-day period ended June 30, 1998 were:

                                                       30-DAY YIELD                   TAX-EQUIVALENT 30-DAY YIELD
                                                       ------------                   ---------------------------
Bond Fund                                                   %                                     %
Intermediate Bond Fund                                      %                                     %
US Government Income Fund                                   %                                     %
International Bond Fund                                     %                                     %
Short Term Treasury Fund+                                   %                                     %
Michigan Bond Fund                                          %                                     %
Tax-Free Bond Fund                                          %                                     %
Tax-Free Intermediate Bond Fund                             %                                     %

+ As of June 15, 1998, Class K Shares of Short Term Treasury Fund were renamed the Michigan Municipal Shares and the 0.25% shareholder servicing fee was terminated.

CLASS Y SHARES
--------------

     The standard yields and/or tax-equivalent yields of the Class Y Shares of the following Funds for the 30-day period ended June 30, 1998 were:

                                             30-Day Yield                TAX-EQUIVALENT 30-DAY YIELD
                                             -------------               ----------------------------
Bond Fund                                         %                                %
Intermediate Bond Fund                            %                                %
US Government Income Fund                         %                                %
International Bond Fund                           %                                %
Short Term Treasury Fund                          %                                %
Michigan Bond Fund                                %                                %
Tax-Free Bond Fund                                %                                %
Tax-Free Intermediate Bond Fund                   %                                %

     Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              P (1 + T)/n/ = ERV
Where:
     T = average annual total return

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof)

     P = hypothetical initial payment of $1,000

     n = period covered by the computation, expressed in years.


     Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   (ERV) - 1
                                   -----
                     Aggregate Total Return = P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

     Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, B, C, K and Y Shares of each of the following Funds for the 12 month and 5 year periods ended June 30, 1998 and since commencement of operations.

FUND-INCEPTION DATE
-------------------

ACCELERATING          12 MONTH          5 YEAR         INCEPTION       12 MONTH           5 YEAR           INCEPTION
GROWTH  FUND        PERIOD ENDED     PERIOD ENDED       THROUGH       PERIOD ENDED      PERIOD ENDED        THROUGH
                      6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
 ----------------------------------------------------------------------------------------------------------------------------------
Class A-11/23/92
Class B-4/25/94
Class C-9/26/95
Class K-11/23/92
Class Y-12/1/91
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED              12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*       6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-4/30/93
Class B-6/21/94
Class C-1/24/96
Class K-4/16/93
Class Y-4/13/93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME        12 MONTH         5 YEAR         INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*       6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-8/8/94
Class B-8/9/94
Class C-12/5/95
Class K-7/5/94
Class Y-7/5/94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEX 500              12 MONTH          5 YEAR        INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*       6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-12/9/92
Class B-10/31/95
Class C+                N/A               N/A              N/A              N/A              N/A                N/A
Class K12/7/92
Class Y-12/1/91
------------------------------------------------------------------------------------------------------------------------------------
+ As of June 30, 1998, Class C had not commenced operations.

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL          12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR          INCEPTION
   EQUITY            PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
   FUND                6/30/98*         6/30/98*       6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-11/30/92
Class B-3/9/94
Class C-9/29/95
Class K-11/23/92
Class Y-12/1/91
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL          12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR          INCEPTION
GROWTH FUND          PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-2/20/97
Class B-3/19/97
Class C-2/13/97
Class K-1/10/97
Class Y-12/31/96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMERGING              12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR           INCEPTION
MARKETS FUND         PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-1/14/97
Class B-2/25/97
Class C-3/3/97
Class K-1/10/97
Class Y-12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE             12 MONTH          5 YEAR        INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-2/14/97
Class B-1/31/97
Class C-1/13/97
Class K-4/1/97
Class Y-12/31/96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICRO-CAP             12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-12/26/96
Class B-2/24/97
Class C-3/31/97
Class K-12//31/96
Class Y-12/26/96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP             12 MONTH          5 YEAR         INCEPTION        12 MONTH          5 YEAR           INCEPTION
 FUND                PERIOD ENDED     PERIOD ENDED      THROUGH        PERIOD ENDED     PERIOD ENDED        THROUGH
                       6/30/98*         6/30/98*        6/30/98*         6/30/98**        6/30/98**         6/30/98**
------------------------------------------------------------------------------------------------------------------------------------
Class A-1/10/97
Class B-2/11/97
Class C-1/13/97
Class K-12/31/96
Class Y-12/26/96
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

 NETNET FUND             12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
                       PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A-8/19/96        N/A             N/A                             N/A               N/A
Class B-6/1/98         N/A             N/A                             N/A               N/A
Class C                N/A             N/A             N/A             N/A               N/A               N/A
Class Y-6/1/98         N/A             N/A                             N/A               N/A
-----------------------------------------------------------------------------------------------------------------------------------

  As of June 30, 1998, Class C had not commenced operations.

-----------------------------------------------------------------------------------------------------------------------------------
    GROWTH               12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
 OPPORTUNITIES         PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
     FUND                6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A                N/A             N/A                             N/A               N/A
Class B                N/A             N/A                             N/A               N/A
Class C                N/A             N/A                             N/A               N/A
Class K                N/A             N/A                             N/A               N/A
Class Y-6/24/98        N/A             N/A                             N/A               N/A
-----------------------------------------------------------------------------------------------------------------------------------

  As of June 30, 1998, Class A, B, C and K had not commenced operations.

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL FINANCIAL         12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
 SERVICES FUND         PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A                N/A             N/A                             N/A               N/A
Class B                N/A             N/A                             N/A               N/A
Class C                N/A             N/A                             N/A               N/A
Class K                N/A             N/A                             N/A               N/A
Class Y-6/24/98        N/A             N/A                             N/A               N/A
-----------------------------------------------------------------------------------------------------------------------------------

  As of June 30, 1998, Class A, B, C and K had not commenced operations.

-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL            12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
  BOND FUND            PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-10/17/96
Class B-6/9/97
Class C-6/3/98
Class K-3/24/97
Class Y-10/2/96
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
MULTI-SEASON             12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
   FUND                PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-8/4/93
Class B-4/29/93
Class C-9/20/93
Class K-6/23/95
Class Y-8/16/93
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND         12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
                       PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-9/30/94
Class B-10/3/94
Class C-1/5/96
Class K-10/3/96
Class Y-10/3/94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY            12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
 GROWTH FUND           PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-11/23/92
Class B-4/28/94
Class C-9/26/95
Class K-11/23/92
Class Y-12/1/91
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND               12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
                       PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-9/14/95
Class B-9/19/95
Class C-2/9/96
Class K-11/30/95
Class Y-8/18/95
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND                12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
                       PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-12/9/92
Class B-3/13/96
Class C-3/25/96
Class K-11/23/92
Class Y-12/1/91
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE             12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
 BOND FUND             PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------

Class A-11/24/92
Class B-10/25/94
Class C-4/19/96
Class K-11/20/92
Class Y-12/1/91
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT            12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
 INCOME FUND           PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A-7/28/94
Class B-9/6/95
Class C-8/12/96
Class K-7/5/94
Class Y-7/5/94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 SHORT TERM              12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
TREASURY FUND          PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class B-4/4/97
Michigan
Municipal
Shares-4/2/97
Class Y-1/29/97
-----------------------------------------------------------------------------------------------------------------------------------

  As of June 2, 1998, Class B Shares of Short Term Treasury Fund were closed to all investments.

  As of June 15, 1998, Class K Shares of Short Term Treasury Fund were renamed the Michigan Municipal Shares.

-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN BOND            12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
    FUND               PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A-2/15/94
Class B-7/5/94
Class C-10/4/96
Class K-1/3/94
Class Y-1/3/94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND            12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
    FUND               PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
                         6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A-10/9/95
Class B-12/6/94
Class C-7/7/97
Class K-7/5/94
Class Y-7/21/94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  TAX-FREE               12 MONTH         5 YEAR       INCEPTION         12 MONTH          5 YEAR          INCEPTION
INTERMEDIATE           PERIOD ENDED    PERIOD ENDED     THROUGH        PERIOD ENDED      PERIOD ENDED       THROUGH
  BOND FUND              6/30/98*        6/30/98*       6/30/98*         6/30/98**         6/30/98**       6/30/98**
-----------------------------------------------------------------------------------------------------------------------------------
Class A-11/30/92
Class B-5/16/96
Class C-7/8/98
Class K-2/9/87
Class Y-12/17/92
-----------------------------------------------------------------------------------------------------------------------------------

________________________________________________________________

*    Figures do not include the effect of the sales charge.

**   Figures include the effect of the applicable sales charge.

     As of June 30, 1998, the following Classes had not commenced operations:
Class A Shares of Global Financial Services Fund and Growth Opportunities Fund; Class B Shares of Global Financial Services Fund, Growth Opportunities Fund, Cash Investment Fund, International Bond Fund, Global Financial Services Fund, Growth Opportunities Fund, NetNet Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund; Class C Shares of Global Financial Services Fund, Growth Opportunities Fund, Cash Investment Fund, Tax-Free Money Market Fund, Index 500 Fund, Tax-Free Intermediate Bond Fund and NetNet Fund and U.S. Treasury Money Market Fund; and Class K Shares of Global Financial Services Fund, Growth Opportunities Fund and NetNet Fund.

     The Equity Selection Fund and Financial Services Fund were not available for purchase as of the date of this Statement of Additional Information.

     The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Class K Plan or Class A Plan, which were not imposed before December 31, 1993.

     ALL FUNDS. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     GENERAL. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends received deduction.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

  Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

     The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

     DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     TAX-FREE BOND FUNDS AND TAX-FREE MONEY MARKET FUND. The Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     MICHIGAN TAX CONSIDERATIONS - MICHIGAN BOND FUND AND TAX-FREE INTERMEDIATE BOND FUND. As stated in the Michigan Bond Fund Prospectus and the Tax-Free Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax, Michigan Intangibles Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income, Intangibles and Michigan Single Business Taxes, even though the dividends may be exempt for federal Income Tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     Bonds or other similar obligations of the State of Michigan or of a political subdivision of the State of Michigan are exempt from Michigan Intangibles Tax under Act No. 301, Public Acts of Michigan, 1939, as amended. In 1986, the Michigan Department of Treasury issued a Bulletin stating that holders of interests in investment companies who are subject to the Michigan intangibles tax will be exempt from the tax to the extent that the investment portfolio consists of items such as Michigan Municipal Obligations.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.]

     INTERNATIONAL EQUITY FUND, INTERNATIONAL GROWTH FUND, GLOBAL FINANCIAL SERVICES FUND, EMERGING MARKETS FUND AND INTERNATIONAL BOND FUND. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund, the Global Financial Services Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligations must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the Fund, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section, 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

     CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     PASSIVE FOREIGN INVESTMENT COMPANIES. Certain Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

  Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

  Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

     The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Trust and Framlington are Massachusetts business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares.
The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Trustees and Directors to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Accelerating Growth, Balanced, Growth & Income, Index 500, International Equity, Small Company Growth, Bond, Intermediate Bond, U.S. Government Income, Michigan Bond, Tax-Free Bond, Tax-Free Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds.
The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class Y Shares, Class K Shares and Class A Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and Healthcare Fund. The shares of each Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Growth Opportunities Fund, Micro-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Short Term Treasury Fund and NetNet Fund, respectively. The shares of each Fund (other than the Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Short Term Treasury Fund and the NetNet Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington the Company) and Class Y Shares. The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund offer only Class A, Class B and Class Y Shares. The Short Term Treasury Fund offers Class Y Shares and the Michigan Municipal Shares (formerly, Class

K Shares). The NetNet Fund offers only Class A, Class B, Class C and Class Y Shares.

     At a meeting on April 25 and 26, 1995, the Boards of the Trust and the Company, and at a meeting on November 7, 1996, the Board of Framlington Trust adopted plans pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plans") on behalf of each Fund At a meeting on February 4, 1997, the Trust, Framlington and the Company adopted Amended and Restated Multi-Class Plans on behalf of each Fund. At a meeting on May 5, 1998, the Company adopted a Second Amended and Restated Multi-Class Plan on behalf of each Fund. At a meeting on August 4, 1998, the Company adopted a Third Amended Restated Multi-Class Plan on behalf of each Fund. Each Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of each of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington Trust's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Trustees and Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter, (i) unless it is clear that the interests of each Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

     Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

     Shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Trust's and Framlington's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                 MISCELLANEOUS

     COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent auditors.

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of October __, 1998, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:

NAME OF FUND                          NAME AND ADDRESS                PERCENT OF TOTAL SHARES OUTSTANDING
------------                          ----------------                -----------------------------------

     [UPDATE ] As of October __, 1998, Munder Capital Management, on behalf of their clients owned % _________________________. [Update]

     The Munder All-Season Aggressive Fund, as of October __, 1998, held the following positions in ______________________________. [Update]

     The Munder All-Season Conservative Fund, as of October __, 1998, held the following positions in ______________________________. [Update]

     The Munder All-Season Moderate Fund, as of October __, 1998, held the following positions in ______________________________. [Update]

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in each Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

     This Statement of Additional Information and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

                                   APPENDIX A
                                   ----------

                             - RATED INVESTMENTS -
CORPORATE BONDS
---------------

     Excerpts from MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

     "Aaa":
          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":
          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":
          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":
          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":
          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":
          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":
          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Excerpts from STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" AND "CCC":

          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER
----------------

     The rating "PRIME-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "PRIME-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                   APPENDIX A

                             - RATED INVESTMENTS -

COMMERCIAL PAPER
----------------

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

     MOODY'S: The rating "PRIME-1" is the highest commercial paper rating
     --------
category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

     S&P: Commercial paper ratings of S&P are current assessments of the
     ----
likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                   APPENDIX B

     As stated in the applicable Prospectuses, the Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  INTEREST RATE FUTURES CONTRACTS
    -------------------------------

     USE OF INTEREST RATE FUTURES CONTRACTS.  Bond prices are established in
     ---------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS.  An interest rate futures
     -----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper.

The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     EXAMPLE OF FUTURES CONTRACT SALE.  The Funds would engage in an interest
     ---------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     EXAMPLE OF FUTURES CONTRACT PURCHASE.  The Funds would engage in an
     -------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked on the books of the Fund or the Fund's sub-custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  INDEX FUTURES CONTRACTS
     -----------------------

     GENERAL.  A bond index assigns relative values of the bonds included in the
     --------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     EXAMPLES OF STOCK INDEX FUTURES TRANSACTIONS.  The following are examples
     ---------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

------------------------------------------------------------------------------------------------------
                           PORTFOLIO                                             FUTURES
------------------------------------------------------------------------------------------------------
Anticipate buying $62,500 in Equity Securities                     -Day Hedge is Placed-
                                                                   Buying 1 Index Futures at 125
                                                                   Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000                   Day Hedge is Lifted-
Increase in Purchase Price = $2,500                                Sell 1 Index Futures at 130
                                                                   Value of Futures = $65,000/Contract
                                                                        Gain on Futures = $2,500
------------------------------------------------------------------------------------------------------

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

FACTORS:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

------------------------------------------------------------------------------------------------
                           PORTFOLIO                                          FUTURES
------------------------------------------------------------------------------------------------
Anticipate Selling $1,000,000 in Equity Securities                 - Day Hedge is Placed-
                                                                   Sell 16 Index Futures at 125
                                                                   Value of Futures = $1,000,000

Equity Securities - Own Stock                                      Day Hedge is Lifted-
with Value = $960,000                                              Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                                  Value of Futures = $960,000
                                                                   Gain on Futures = $40,000
------------------------------------------------------------------------------------------------

III.  MARGIN PAYMENTS
      ---------------

     Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or earmarked on the books of the Fund or the Fund's sub-custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser or Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS
     ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be earmarked on the books of the Fund or the Fund's sub-custodian to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Adviser's or Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.  OPTIONS ON FUTURES CONTRACTS
    ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  CURRENCY TRANSACTIONS
     ---------------------

     The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or

Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor or Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor or Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor or Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will earmark liquid, high grade assets on the books of the Fund or the Fund's sub-custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  OTHER MATTERS
      -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


          Included in Part A:

               Financial Highlights to be filed by amendment.

          Included in Part B:

               Audited Financial Statements as of June 30, 1998 to be filed by amendment.


(b)  Exhibits:

(1) (a) Declaration of Trust of the Registrant dated August 30, 1989 is incorporated herein by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

     (b) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (1)(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

     (c) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (1)(c) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

     (d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (e) Certificate of Classification of Shares dated August 30, 1991 pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Exhibit (1)(d) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (f) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Exhibit (1)(e) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (g) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Exhibit (1)(f) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

     (h) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Exhibit (1)(g) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

     (i) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Exhibit (1)(h) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

     (j) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to
          Exhibit 1(i) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

     (k) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Exhibit (1)(j) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (l) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Exhibit 1(L) to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (m) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B Shares is incorporated herein by reference to
          Exhibit 1(m) to Post-Effective Amendment No. 23 filed with the Commission on October 28, 1996.

(2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

(3)       Not Applicable.

(4) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

(5) Investment Advisory Agreement between Registrant and Munder Capital Management dated July 2, 1998 is filed herein.

(6) (a) Amended and Restated Distribution Agreement between Registrant and Funds Distributor, Inc. dated January 21, 1994 is incorporated herein by reference to Exhibit (6)(h) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (b) Amendment dated July 14, 1995 to the Amended and Restated Distribution Agreement dated January 21, 1994 between Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

(7)       Not Applicable.

(8)  (a)  Custody Agreement between Registrant and Comerica Bank dated June
          13, 1994 with respect to the Money Market Fund, U.S. Treasury Fund, Tax-Free Money Market Fund, Bond Fund, Income Bond Fund, Intermediate Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, Michigan Tax-Free Bond Fund, Core Growth Fund, Growth Stock Fund, Small Company Growth Stock Fund, International Stock Fund, Indexed Stock Fund, Income Stock Fund, and Balanced Fund is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission of October 28, 1996.

     (b) Form of Amendment dated May 6, 1997 to Custody Agreement dated June 13, 1994 is incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (c) Form of Sub-Custodian Contract among Registrant, Comerica Bank and State Street Bank and Trust Company dated October 1, 1997 is filed herein.

(9) (a) Administration Agreement dated October 31, 1997 by and between State Street Bank and Trust Company and The Munder Funds Trust is filed herein.

     (b) Transfer Agency and Registrar Agreement between The Munder Funds Trust and The Shareholder Services Group, Inc., dated June 28, 1995 is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (c) Form of Amendment dated February 4, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 is incorporated herein by reference to Exhibit 9 (bb) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (d) Form of Amendment dated May 6, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 is incorporated herein by reference to Exhibit 9 (cc) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (e) Amendment No. 1 dated June 1, 1998 to the Transfer Agency and Registrar Agreement dated June 28, 1995 is filed herein.

     (f) Amendment No. 2 dated June 1, 1998 to Transfer Agency and Registrar Agreement dated June 28, 1995 is filed herein.

     (g) Amendment No. 3 dated June 1, 1998 to Transfer Agency and Registrar Agreement dated June 28, 1995 is filed herein.

     (h) Agreement and Plan of Reorganization by and among St. Clair Fixed Income Fund, Inc.; St. Clair Tax-Free Fund, Inc.; and Ambassador Funds dated September 30, 1992 is incorporated herein by reference to Exhibit (9)(t) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

     (i) Shareholder Servicing Plan for Retail A Shares is incorporated herein by reference to Exhibit (9)(cc) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

(10) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000310.

(11) (a)  Consent of Ernst & Young LLP to be filed by amendment.

     (b)  Powers of Attorney are filed herein.

     (c) Certified Resolution of Board Authorizing Signature on behalf of Registrant pursuant to Power of Attorney is filed herein.

(12)      Not Applicable.

(13) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. dated November 13, 1989 is incorporated herein by reference to Exhibit
          (13) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 1, 1990.

(14)      Not Applicable.

(15) (a)  Amended and Restated Distribution Agreement and Service Plan -
          Class A Shares, dated January 21, 1994, is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (b) Distribution and Servicing Agreement dated February 10, 1994 is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (c) Form of Class B Shares Distribution and Service Plan is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (d) Form of Class B Shares Distribution and Servicing incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (e) Form of Class C Shares Distribution and Service Plan is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (f) Form of Class C Shares Distribution and Servicing Agreement incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (g) Service Plan dated July 31, 1995 is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (h) Form of Servicing Agreement (Class K Shares) is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (i) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

(16) Schedules for computation of performance quotations to be filed by amendment.

(17) Financial Data Schedules to be filed by amendment.

(18) Form of Amended and Restated Multi-Class Plan is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

ITEM 25.  Persons Controlled by or under Common Control with Registrant

     Not Applicable.

ITEM 26.   Number of Holders of Securities

     The following information is as of July 29, 1998 for Class A Shares (formerly, Retail A Shares), Class B Shares (formerly, Retail B Shares), Class K Shares (formerly, Investor Shares) and Class Y Shares (formerly, Fiduciary Shares):

                                   Class A    Class B    Class C    Class K    Class Y
Accelerating Growth Fund             338         26          4          2         16
Balanced Fund                         39         34          3          2          9
Growth & Income Fund                 174         74         34         61         28
Index 500 Fund                      2626       3386        --          18         58
International Equity Fund            291         35         10          8         44
Small Company Growth Fund            785        461        196         79        142
Bond Fund                             81          6          3          2         19
Intermediate Bond Fund               243         20          3         33         24
U.S. Government Income Fund           77         12          2          9         12
Michigan Triple Tax-Free Bond Fund    27         14          4          1          6
Tax-Free Bond Fund                    32          5          2          4          6
Tax-Free Intermediate Bond Fund      100          2          2         19          5
Cash Investment Fund                 198        --         --          90         18
Tax-Free Money Market Fund            30        --         --          20         12
U.S. Treasury Money Market Fund        7        --         --           3          7

ITEM 27.      Indemnification

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section V of the Distribution Agreement incorporated herein by reference as Exhibit 6 (e) hereto. Indemnification of The Shareholder Services Group in its capacity as administrator is provided for in Section 13 of the Administration Agreement incorporated herein by reference as Exhibit 9(h) hereto. Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 22 of the Custodian Agreement incorporated herein by reference as Exhibit 8(l) hereto and Section 17 of the Transfer Agency Agreement incorporated herein by reference as Exhibit 9(w) hereto. Registrant has obtained a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit 1(a) hereto provides as follows:

     Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trustees shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 9.6 of the Registrant's Agreement and Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

     Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

ITEM 28.  Business and Other Connections of Investment Advisor

     (a) Munder Capital Management (the "Advisor") performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

                           MUNDER CAPITAL MANAGEMENT

          NAME                                          POSITION WITH ADVISOR
Old MCM, Inc.               Partner
Munder Group LLC            Partner
WAM Holdings, Inc.          Partner
Lee P. Munder               President and Chairman
Leonard J. Barr, II         Senior Vice President and Director of Research
Clark Durant                Vice President and Co-Director of The Private Management Group
Terry H. Gardner            Vice President and Chief Financial Officer
Elyse G. Essick             Vice President and Director of Client Services
Sharon E. Fayolle           Vice President and Director of Money Market Trading
Otto G. Hinzmann            Vice President and Director of Equity Portfolio Management
Anne K. Kennedy             Vice President and Director of Corporate Bond Trading
Richard R. Mullaney         Vice President and Director of The Private Management Group
Ann F. Putallaz             Vice President and Director of Fiduciary Services
Peter G. Root               Vice President and Director of Government Securities Trading
Lisa A. Rosen               General Counsel and Director of Mutual Fund Operations
James C. Robinson           Vice President and Chief Investment Officer/Fixed Income
Gerald L. Seizert           Chief Executive Officer and Chief Investment Officer/Equity
Paul D. Tobias              Chief Executive Officer and Chief Operating Officer

For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-32415.

ITEM 29.  Principal Underwriters

     (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal       JP Morgan Institutional Funds
Funds
American Century Capital Portfolios, Inc.                JP Morgan Funds
American Century Government Income Trust                 JPM Series Trust
American Century International Bond Funds                JPM Series Trust II
American Century Investment Trust                        LaSalle Partners Funds, Inc.
American Century Municipal Trust                         Monetta Fund, Inc.
American Century Mutual Funds, Inc.                      Monetta Trust
American Century Premium Reserves, Inc.                  The Montgomery Funds
American Century Quantitative Equity Funds               The Montgomery Funds II

American Century Strategic Asset Allocations, Inc.       The Munder Framlington Funds Trust
American Century Target Maturities Trust                 The Munder Funds, Inc.
American Century Variable Portfolios, Inc.               The Munder Funds Trust
American Century World Mutual Funds, Inc.                National Investors Cash Management Fund, Inc.
BJB Investment Funds                                     Orbitex Group of Funds
The Brinson Funds                                        St. Clair Funds, Inc.
Dresdner RCM Capital Funds, Inc.                         The Skyline Funds
Dresdner RCM Equity Funds, Inc.                          Waterhouse Investor Family of Funds, Inc.
Founders Funds, Inc.                                     WEBS Index Fund, Inc.
Harris Insight Funds Trust                               HT Insight Funds, Inc. d/b/a Harris Insight Funds

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

Director, President and Chief Executive Officer                                  Marie E. Connolly
Executive Vice President                                                         Richard W. Ingram
Executive Vice President                                                         Donald R. Roberson
Executive Vice President                                                         George A. Rio
Executive Vice President                                                         William S. Nichols
Senior Vice President, General Counsel, Chief Compliance Officer, Secretary      Margaret W. Chambers
and Clerk
Senior Vice President                                                            Michael S. Petrucelli
Director, Senior Vice President, Treasurer and Chief Financial Officer           Joseph F. Tower, III
Senior Vice President                                                            Paula R. David
Senior Vice President                                                            Allen B. Closser
Senior Vice President                                                            Bernard A. Whalen
Chairman and Director                                                            William J. Nutt

     (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records

     (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor);

     (2) Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its functions as custodian);

     (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor);

     (4) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

     (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian).

ITEM 31.  Management Services

     Not Applicable.

ITEM 32.  Undertakings

     (a)  Not Applicable.

     (b)  Not Applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

     (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 28th day of August, 1998.

THE MUNDER FUNDS TRUST


By: *
     ---------------------------------
     Lee P. Munder


*By: /s/ Cynthia Surprise
     ---------------------------------
     Cynthia Surprise
     as Attorney-in-Fact


                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                    Title                    Date
----------                    -----                    ----


*_____________________        Director and             August 28, 1998
 Lee P. Munder                President


*_____________________        Director                 August 28, 1998
 Charles W. Elliott


*_____________________        Director                 August 28, 1998
 Joseph E. Champagne


*_____________________        Director                 August 28, 1998
 Thomas B. Bender


*_____________________        Director                 August 28, 1998
 Thomas D. Eckert


*_____________________        Director                 August 28, 1998
 John Rakolta, Jr.


*_____________________        Director                 August 28, 1998
 David J. Brophy


*_____________________        Vice President,          August 28, 1998
 Terry H. Gardner             Treasurer and
                              Chief Financial Officer




*By: /s/ Cynthia Surprise
     ---------------------------
     Cynthia Surprise
     as Attorney-in-Fact

                                 EXHIBIT INDEX


Exhibit No.                        Description
----------                         -----------
5              Investment Advisory Agreement between Registrant and Munder
               Capital Management
8(c)           Form of Sub-Custodian Contract among Registrant, Comerica Bank and State Street Bank and Trust Company
9(a)           Administration Agreement between Registrant and State Street Bank and Trust Company
9(e)           Amendment No. 1 to Transfer Agency and Registrar Agreement
               between Registrant and First Data Investor Services Group, Inc.
9(f)           Amendment No. 2 to Transfer Agency and Registrar Agreement
               between Registrant and First Data Investor Services Group, Inc.
9(g)           Amendment No. 3 to Transfer Agency and Registrar Agreement
               between Registrant and First Data Investor Services Group, Inc.
11(b)          Power of Attorney
11(c)          Secretary's Certificate